Not FDIC Insured May Lose Value No Bank Guarantee
38952-Q3PH

Schedule of Investments
(unaudited)
Putnam Dynamic Asset Allocation Growth Fund 2
Notes to Schedule of Investments 70

Putnam Asset Allocation Funds
Schedule of Investments (unaudited), June 30, 2025
Putnam Dynamic Asset Allocation Growth Fund
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 82.1%
Aerospace & Defense 2.3%
a
AeroVironment, Inc. ................................. United States 775 $ 220,836
Airbus SE ......................................... France 34,175 7,149,436
a
Astronics Corp. ..................................... United States 5,227 175,000
a
Axon Enterprise, Inc. ................................. United States 569 471,098
Curtiss-Wright Corp. ................................. United States 2,328 1,137,344
Dassault Aviation SA ................................. France 1,224 432,772
General Dynamics Corp. .............................. United States 6,308 1,839,791
General Electric Co. ................................. United States 20,905 5,380,738
Lockheed Martin Corp. ............................... United States 25,419 11,772,556
Mazagon Dock Shipbuilders Ltd. ........................ India 6,988 264,374
Moog, Inc., A ....................................... United States 560 101,343
Northrop Grumman Corp. ............................. United States 12,913 6,456,242
a
Rocket Lab Corp. ................................... United States 5,328 190,583
RTX Corp. ........................................ United States 92,895 13,564,528
Textron, Inc. ....................................... United States 11,123 893,066
Thales SA ......................................... France 21,069 6,221,140
TransDigm Group, Inc. ............................... United States 2,753 4,186,322
a
V2X, Inc. .......................................... United States 4,379 212,600
60,669,769
Air Freight & Logistics 0.2%
Expeditors International of Washington, Inc. ............... United States 7,460 852,305
FedEx Corp. ....................................... United States 27,413 6,231,249
Hub Group, Inc., A ................................... United States 7,946 265,635
United Parcel Service, Inc., B .......................... United States 8,672 875,352
8,224,541
Automobile Components 0.1%
a
Adient plc ......................................... United States 12,023 233,968
Aisin Corp. ........................................ Japan 116,900 1,495,432
a
American Axle & Manufacturing Holdings, Inc. .............. United States 65,145 265,792
Dana, Inc. ......................................... United States 34,866 597,952
a
Dorman Products, Inc. ............................... United States 836 102,552
a
Gentherm , Inc. ..................................... United States 3,518 99,524
a
Visteon Corp. ...................................... United States 6,755 630,241
3,425,461
Automobiles 1.5%
BYD Co. Ltd., H .................................... China 69,000 1,074,332
General Motors Co. .................................. United States 138,432 6,812,239
Kia Corp. ......................................... South Korea 13,392 958,257
Mahindra & Mahindra Ltd. ............................. India 69,591 2,583,026
Subaru Corp. ...................................... Japan 77,000 1,334,902
a
Tesla, Inc. ......................................... United States 73,711 23,415,036
Toyota Motor Corp. .................................. Japan 31,400 540,802
36,718,594
Banks 5.4%
Abu Dhabi Islamic Bank PJSC ......................... United Arab
Emirates 841,823 4,928,685
AIB Group plc ...................................... Ireland 145,824 1,203,464
Al Rajhi Bank ...................................... Saudi Arabia 120,458 3,038,294
Amalgamated Financial Corp. .......................... United States 8,082 252,158
Ameris Bancorp .................................... United States 1,649 106,690
Associated Banc-Corp. ............................... United States 4,751 115,877
a
Axos Financial, Inc. .................................. United States 8,990 683,600
Banco Bilbao Vizcaya Argentaria SA ..................... Spain 133,370 2,053,667
Banco de Sabadell SA ............................... Spain 168,246 535,620

Putnam Asset Allocation Funds
Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Growth Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Banks (continued)
Banco Santander SA ................................. Spain 508,069 $ 4,207,257
Bank Central Asia Tbk . PT ............................ Indonesia 3,423,900 1,830,238
Bank Hapoalim BM .................................. Israel 98,714 1,896,106
Bank Leumi Le-Israel BM ............................. Israel 124,881 2,323,479
Bank of America Corp. ............................... United States 252,889 11,966,707
Bank of China Ltd., H ................................ China 6,578,000 3,829,461
Bank of NT Butterfield & Son Ltd. (The) ................... United States 6,069 268,735
Banner Corp. ...................................... United States 1,456 93,402
Barclays plc ....................................... United Kingdom 661,134 3,054,949
Berkshire Hills Bancorp, Inc. ........................... United States 5,743 143,805
BNP Paribas SA .................................... France 48,476 4,348,380
BOC Hong Kong Holdings Ltd. ......................... China 73,500 319,963
Cathay General Bancorp .............................. United States 13,269 604,138
Central Pacific Financial Corp. ......................... United States 7,240 202,937
Citigroup, Inc. ...................................... United States 316,550 26,944,736
Citizens Financial Group, Inc. .......................... United States 20,872 934,022
Credit Agricole SA ................................... France 35,713 675,629
CTBC Financial Holding Co. Ltd. ........................ Taiwan 1,023,000 1,531,054
a
Customers Bancorp, Inc. .............................. United States 9,509 558,559
Enterprise Financial Services Corp. ...................... United States 6,316 348,012
Erste Group Bank AG ................................ Austria 15,574 1,325,741
FB Financial Corp. .................................. United States 2,107 95,447
Financial Institutions, Inc. ............................. United States 3,992 102,515
First Bancorp ...................................... United States 29,307 610,465
First Financial Corp. ................................. United States 2,214 119,977
First Horizon Corp. .................................. United States 41,765 885,418
First Merchants Corp. ................................ United States 1,183 45,309
Grupo Financiero Banorte SAB de CV, O .................. Mexico 212,920 1,946,230
Hancock Whitney Corp. ............................... United States 12,094 694,196
Hanmi Financial Corp. ................................ United States 7,732 190,826
Heritage Commerce Corp. ............................. United States 11,316 112,368
Hilltop Holdings, Inc. ................................. United States 13,848 420,287
Hope Bancorp, Inc. .................................. United States 4,505 48,339
HSBC Holdings plc .................................. United Kingdom 441,117 5,335,836
ICICI Bank Ltd. ..................................... India 285,281 4,821,176
Independent Bank Corp. .............................. United States 3,626 117,519
Intesa Sanpaolo SpA ................................. Italy 476,915 2,747,226
JPMorgan Chase & Co. ............................... United States 20,085 5,822,842
KB Financial Group, Inc. .............................. South Korea 21,927 1,801,879
Lloyds Banking Group plc ............................. United Kingdom 3,232,624 3,399,162
Mercantile Bank Corp. ................................ United States 2,131 98,900
a
Metropolitan Bank Holding Corp. ........................ United States 1,712 119,840
Mitsubishi UFJ Financial Group, Inc. ..................... Japan 448,200 6,110,576
National Bank Holdings Corp., A ........................ United States 2,844 106,963
National Bank of Greece SA ........................... Greece 355,036 4,526,975
NatWest Group plc .................................. United Kingdom 827,318 5,810,216
Northrim BanCorp , Inc. ............................... United States 1,405 131,030
Northwest Bancshares, Inc. ............................ United States 7,843 100,234
OceanFirst Financial Corp. ............................ United States 9,047 159,318
OFG Bancorp ...................................... United States 8,661 370,691
Pacific Premier Bancorp, Inc. .......................... United States 7,836 165,261
Pathward Financial, Inc. .............................. United States 6,623 524,012
PNC Financial Services Group, Inc. (The) ................. United States 35,187 6,559,561
Popular, Inc. ....................................... United States 8,036 885,648
Preferred Bank ..................................... United States 3,412 295,292
Simmons First National Corp., A ........................ United States 14,999 284,381
Sumitomo Mitsui Financial Group, Inc. .................... Japan 109,500 2,757,315
a
Third Coast Bancshares, Inc. .......................... United States 3,199 104,511

Putnam Asset Allocation Funds
Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Growth Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Banks (continued)
Towne Bank ....................................... United States 3,075 $ 105,103
Trustmark Corp. .................................... United States 11,494 419,071
UniCredit SpA ...................................... Italy 45,486 3,051,355
Univest Financial Corp. ............................... United States 4,688 140,828
Veritex Holdings, Inc. ................................ United States 16,363 427,074
Webster Financial Corp. .............................. United States 15,607 852,142
Wells Fargo & Co. ................................... United States 14,084 1,128,410
Westamerica BanCorp ............................... United States 2,011 97,413
WSFS Financial Corp. ................................ United States 1,739 95,645
Zions Bancorp NA ................................... United States 17,184 892,537
145,962,684
Beverages 0.8%
Asahi Group Holdings Ltd. ............................. Japan 140,500 1,878,083
a
Boston Beer Co., Inc. (The), A .......................... United States 3,581 683,291
Carlsberg A/S, B .................................... Denmark 3,009 426,325
Coca-Cola Co. (The) ................................. United States 152,931 10,819,868
Coca-Cola Consolidated, Inc. .......................... United States 7,288 813,705
Coca-Cola Europacific Partners plc ...................... United Kingdom 24,842 2,303,350
Coca-Cola HBC AG ................................. Italy 31,646 1,653,270
Keurig Dr Pepper, Inc. ................................ United States 24,972 825,574
a
Monster Beverage Corp. .............................. United States 16,654 1,043,207
PepsiCo, Inc. ...................................... United States 6,142 810,990
21,257,663
Biotechnology 1.4%
AbbVie, Inc. ....................................... United States 59,785 11,097,292
a
ACADIA Pharmaceuticals, Inc. ......................... United States 27,158 585,798
a
ADMA Biologics, Inc. ................................. United States 14,976 272,713
a
Agios Pharmaceuticals, Inc. ........................... United States 13,558 450,939
a
Akero Therapeutics, Inc. .............................. United States 2,124 113,337
a
Alkermes plc ....................................... United States 3,610 103,282
a
Alnylam Pharmaceuticals, Inc. .......................... United States 2,901 945,987
Amgen, Inc. ....................................... United States 3,076 858,850
a
Arcturus Therapeutics Holdings, Inc. ..................... United States 9,792 127,394
a
BioCryst Pharmaceuticals, Inc. ......................... United States 53,710 481,242
a
Biohaven Ltd. ...................................... United States 6,861 96,809
a
Blueprint Medicines Corp. ............................. United States 1,193 152,919
a
CareDx , Inc. ....................................... United States 5,523 107,919
a
Catalyst Pharmaceuticals, Inc. ......................... United States 7,171 155,611
CSL Ltd. .......................................... United States 1,024 161,752
a
Exelixis , Inc. ....................................... United States 93,729 4,131,106
a
Genmab A/S ....................................... Denmark 4,228 878,022
a
Humacyte , Inc. ..................................... United States 119,341 249,423
a
Incyte Corp. ....................................... United States 52,044 3,544,196
a
Inhibrx Biosciences, Inc. .............................. United States 6,091 86,919
a
Insmed , Inc. ....................................... United States 12,741 1,282,254
a
Keros Therapeutics, Inc. .............................. United States 30,027 400,860
a
Kiniksa Pharmaceuticals International plc, A ............... United States 18,407 509,322
a
Mineralys Therapeutics, Inc. ........................... United States 6,473 87,580
a
Monte Rosa Therapeutics, Inc. ......................... United States 23,219 104,718
a
Natera , Inc. ........................................ United States 5,331 900,619
a
Neurocrine Biosciences, Inc. ........................... United States 38,522 4,841,830
a
Nurix Therapeutics, Inc. .............................. United States 9,419 107,282
a
Protagonist Therapeutics, Inc. .......................... United States 11,169 617,311
a
Prothena Corp. plc .................................. Ireland 15,314 92,956
a
PTC Therapeutics, Inc. ............................... United States 11,534 563,321
Regeneron Pharmaceuticals, Inc. ....................... United States 12,362 6,490,050

Putnam Asset Allocation Funds
Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Growth Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Biotechnology (continued)
a
Relay Therapeutics, Inc. .............................. United States 85,127 $ 294,539
a
Rhythm Pharmaceuticals, Inc. .......................... United States 1,877 118,608
a
Sage Therapeutics, Inc. .............................. United States 39,811 363,076
a
Scholar Rock Holding Corp. ........................... United States 3,134 111,006
a
Stoke Therapeutics, Inc. .............................. United States 16,168 183,507
a
Summit Therapeutics, Inc. ............................. United States 22,118 470,671
a
Tango Therapeutics, Inc. .............................. United States 33,804 173,076
a
Travere Therapeutics, Inc. ............................. United States 6,114 90,487
a
Vir Biotechnology, Inc. ................................ United States 56,624 285,385
42,689,968
Broadline Retail 3.4%
Alibaba Group Holding Ltd. ............................ China 282,600 4,000,471
Alibaba Group Holding Ltd., ADR ....................... China 4,222 478,817
a
Amazon.com, Inc. ................................... United States 359,371 78,842,404
eBay, Inc. ......................................... United States 12,248 911,986
a
Etsy, Inc. .......................................... United States 17,860 895,858
JD.com, Inc., A ..................................... China 49,550 809,266
a
MercadoLibre , Inc. .................................. Brazil 527 1,377,383
Next plc .......................................... United Kingdom 3,682 628,863
Prosus NV ........................................ China 64,490 3,618,309
Ryohin Keikaku Co. Ltd. .............................. Japan 40,600 1,947,125
93,510,482
Building Products 0.7%
Allegion plc ........................................ United States 6,022 867,891
Apogee Enterprises, Inc. .............................. United States 6,316 256,430
Cie de Saint-Gobain SA .............................. France 56,251 6,608,100
a
Gibraltar Industries, Inc. .............................. United States 1,849 109,091
Johnson Controls International plc ....................... United States 69,180 7,306,792
Owens Corning ..................................... United States 5,992 824,020
a
Resideo Technologies, Inc. ............................ United States 7,884 173,921
Trane Technologies plc ............................... United States 14,205 6,213,409
UFP Industries, Inc. .................................. United States 6,225 618,516
22,978,170
Capital Markets 3.4%
3i Group plc ....................................... United Kingdom 56,078 3,173,578
Ameriprise Financial, Inc. ............................. United States 1,687 900,402
Bank of New York Mellon Corp. (The) .................... United States 9,389 855,432
BlackRock, Inc. ..................................... United States 4,258 4,467,706
Charles Schwab Corp. (The) ........................... United States 77,916 7,109,056
CME Group, Inc. .................................... United States 24,533 6,761,785
Deutsche Bank AG .................................. Germany 41,260 1,223,171
Deutsche Boerse AG ................................. Germany 19,020 6,213,635
b
Euronext NV, 144A, Reg S ............................ Netherlands 32,787 5,617,790
Goldman Sachs Group, Inc. (The) ....................... United States 29,385 20,797,234
b
HDFC Asset Management Co. Ltd., 144A, Reg S ........... India 26,488 1,604,261
Intercontinental Exchange, Inc. ......................... United States 4,621 847,815
London Stock Exchange Group plc ...................... United Kingdom 29,560 4,323,068
Morgan Stanley ..................................... United States 6,562 924,323
Nasdaq, Inc. ....................................... United States 40,761 3,644,849
Northern Trust Corp. ................................. United States 7,882 999,359
S&P Global, Inc. .................................... United States 4,380 2,309,530
SBI Holdings, Inc. ................................... Japan 92,900 3,237,114
State Street Corp. ................................... United States 106,159 11,288,948
a
StoneX Group, Inc. .................................. United States 7,030 640,714
UBS Group AG ..................................... Switzerland 41,977 1,425,193

Putnam Asset Allocation Funds
Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Growth Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Capital Markets (continued)
Virtu Financial, Inc., A ................................ United States 25,225 $ 1,129,828
Virtus Investment Partners, Inc. ......................... United States 1,750 317,450
89,812,241
Chemicals 1.7%
Air Liquide SA ...................................... France 6,046 1,246,692
Akzo Nobel NV ..................................... Netherlands 31,743 2,227,205
Avient Corp. ....................................... United States 5,014 162,002
a
Axalta Coating Systems Ltd. ........................... United States 26,565 788,715
Balchem Corp. ..................................... United States 659 104,913
Cabot Corp. ....................................... United States 1,275 95,625
CF Industries Holdings, Inc. ........................... United States 10,494 965,448
Corteva, Inc. ....................................... United States 91,779 6,840,289
DuPont de Nemours, Inc. ............................. United States 53,376 3,661,060
Eastman Chemical Co. ............................... United States 25,938 1,936,531
Ecolab, Inc. ........................................ United States 3,226 869,213
Huntsman Corp. .................................... United States 69,272 721,814
a
Ingevity Corp. ...................................... United States 2,266 97,642
Innospec, Inc. ...................................... United States 3,402 286,074
a
Intrepid Potash, Inc. ................................. United States 2,753 98,365
Linde plc .......................................... United States 9,282 4,354,929
LyondellBasell Industries NV, A ......................... United States 14,453 836,251
Mativ Holdings, Inc. .................................. United States 8,161 55,658
Minerals Technologies, Inc. ............................ United States 7,808 429,987
Mosaic Co. (The) ................................... United States 23,807 868,479
NewMarket Corp. ................................... United States 1,323 914,008
Nippon Sanso Holdings Corp. .......................... Japan 36,400 1,377,431
NOF Corp. ........................................ Japan 97,500 1,868,367
a
Perimeter Solutions, Inc. .............................. United States 36,980 514,762
PPG Industries, Inc. ................................. United States 21,454 2,440,392
a
Rayonier Advanced Materials, Inc. ....................... United States 25,094 96,612
Sherwin-Williams Co. (The) ............................ United States 11,047 3,793,098
Shin-Etsu Chemical Co. Ltd. ........................... Japan 89,300 2,948,863
40,600,425
Commercial Services & Supplies 0.3%
ACCO Brands Corp. ................................. United States 26,449 94,687
a
BrightView Holdings, Inc. .............................. United States 10,797 179,770
Brink's Co. (The) .................................... United States 6,107 545,294
a
Cimpress plc ....................................... Ireland 2,228 104,716
a
Copart, Inc. ........................................ United States 65,185 3,198,628
a
CoreCivic , Inc. ..................................... United States 9,129 192,348
a
GEO Group, Inc. (The) ............................... United States 3,979 95,297
HNI Corp. ......................................... United States 2,068 101,704
Interface, Inc., A .................................... United States 21,140 442,460
a
OPENLANE, Inc. ................................... United States 4,283 104,719
Republic Services, Inc., A ............................. United States 3,354 827,130
Steelcase, Inc., A ................................... United States 9,902 103,278
TOPPAN Holdings, Inc. ............................... Japan 53,600 1,456,153
UniFirst Corp. ...................................... United States 516 97,121
Veralto Corp. ....................................... United States 8,240 831,828
Waste Connections, Inc. .............................. United States 17,686 3,302,330
Waste Management, Inc. .............................. United States 3,616 827,413
12,504,876
Communications Equipment 0.9%
Accton Technology Corp. .............................. Taiwan 58,000 1,449,638
a
Arista Networks, Inc. ................................. United States 19,375 1,982,256

Putnam Asset Allocation Funds
Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Growth Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Communications Equipment (continued)
a
Calix, Inc. ......................................... United States 7,368 $ 391,904
Cisco Systems, Inc. ................................. United States 150,929 10,471,454
a
CommScope Holding Co., Inc. ......................... United States 8,480 70,214
a
Extreme Networks, Inc. ............................... United States 34,744 623,655
a
F5, Inc. ........................................... United States 2,948 867,655
Juniper Networks, Inc. ................................ United States 22,349 892,396
Motorola Solutions, Inc. ............................... United States 12,652 5,319,660
a
NETGEAR, Inc. ..................................... United States 15,117 439,451
a
NetScout Systems, Inc. ............................... United States 5,092 126,333
Telefonaktiebolaget LM Ericsson, B ...................... Sweden 162,152 1,385,642
Ubiquiti, Inc. ....................................... United States 3,308 1,361,738
a
Viavi Solutions, Inc. .................................. United States 10,333 104,053
25,486,049
Construction & Engineering 0.3%
ACS Actividades de Construccion y Servicios SA ............ Spain 3,587 249,324
Argan, Inc. ........................................ United States 2,896 638,510
Gamuda Bhd. ...................................... Malaysia 1,205,877 1,372,613
a
Limbach Holdings, Inc. ............................... United States 1,008 141,221
Primoris Services Corp. ............................... United States 8,844 689,301
a
Sterling Infrastructure, Inc. ............................ United States 3,895 898,693
a
Tutor Perini Corp. ................................... United States 15,653 732,247
Vinci SA .......................................... France 42,899 6,326,332
11,048,241
Construction Materials 0.7%
a
Amrize Ltd. ........................................ United States 27,365 1,365,060
Buzzi SpA ......................................... Italy 31,257 1,733,516
CRH plc, (GBP Traded) ............................... United States 33,073 3,052,959
CRH plc, (USD Traded) ............................... United States 55,069 5,055,334
Heidelberg Materials AG .............................. Germany 4,772 1,123,791
Holcim AG ........................................ United States 27,365 2,032,101
UltraTech Cement Ltd. ............................... India 10,806 1,524,188
Vulcan Materials Co. ................................. United States 10,429 2,720,092
18,607,041
Consumer Finance 0.5%
Ally Financial, Inc. ................................... United States 21,513 837,931
American Express Co. ............................... United States 2,780 886,764
Bajaj Finance Ltd. ................................... India 63,640 695,035
Bread Financial Holdings, Inc. .......................... United States 11,297 645,285
Capital One Financial Corp. ........................... United States 49,387 10,507,578
a
Enova International, Inc. .............................. United States 5,630 627,858
a
LendingClub Corp. .................................. United States 41,381 497,813
PROG Holdings, Inc. ................................. United States 12,265 359,978
SLM Corp. ........................................ United States 25,173 825,423
Synchrony Financial ................................. United States 14,136 943,437
16,827,102
Consumer Staples Distribution & Retail 1.8%
a
BJ's Wholesale Club Holdings, Inc. ...................... United States 29,460 3,176,672
Coles Group Ltd. .................................... Australia 10,326 141,591
Costco Wholesale Corp. .............................. United States 2,065 2,044,226
Koninklijke Ahold Delhaize NV .......................... Netherlands 58,416 2,439,829
a
Maplebear , Inc. ..................................... United States 46,338 2,096,331
Marks & Spencer Group plc ........................... United Kingdom 25,531 124,260
Shoprite Holdings Ltd. ................................ South Africa 97,227 1,520,978
a
Sprouts Farmers Market, Inc. .......................... United States 6,889 1,134,205

Putnam Asset Allocation Funds
Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Growth Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Consumer Staples Distribution & Retail (continued)
Target Corp. ....................................... United States 32,964 $ 3,251,899
Tesco plc ......................................... United Kingdom 1,032,157 5,690,822
a
United Natural Foods, Inc. ............................. United States 3,642 84,895
Walmart, Inc. ...................................... United States 246,454 24,098,272
45,803,980
Containers & Packaging 0.2%
Ball Corp. ......................................... United States 37,514 2,104,160
Crown Holdings, Inc. ................................. United States 8,783 904,473
a
O-I Glass, Inc. ...................................... United States 9,041 133,264
Packaging Corp. of America ........................... United States 4,369 823,338
Sealed Air Corp. .................................... United States 26,171 812,086
4,777,321
Diversified Consumer Services 0.0%
†
ADT, Inc. .......................................... United States 99,390 841,833
a
Coursera, Inc. ...................................... United States 61,004 534,395
a
Duolingo, Inc., A .................................... United States 2,059 844,231
a
Frontdoor , Inc. ..................................... United States 11,877 700,030
a
Laureate Education, Inc. .............................. United States 27,013 631,564
a
Udemy, Inc. ........................................ United States 14,055 98,807
3,650,860
Diversified REITs 0.0%
†
Alexander & Baldwin, Inc. ............................. United States 11,019 196,469
Broadstone Net Lease, Inc. ............................ United States 7,166 115,014
Covivio SA ........................................ France 2,458 155,847
WP Carey, Inc. ..................................... United States 13,852 864,088
1,331,418
Diversified Telecommunication Services 0.4%
AT&T, Inc. ......................................... United States 170,502 4,934,328
a
Bandwidth, Inc., A ................................... United States 12,305 195,649
Deutsche Telekom AG ................................ Germany 48,545 1,776,922
IDT Corp., B ....................................... United States 5,223 356,835
Koninklijke KPN NV ................................. Netherlands 102,550 500,259
a
Lumen Technologies, Inc. ............................. United States 164,842 722,008
Telstra Group Ltd. ................................... Australia 504,563 1,608,861
Verizon Communications, Inc. .......................... United States 19,128 827,669
10,922,531
Electric Utilities 1.9%
ALLETE, Inc. ...................................... United States 2,455 157,292
American Electric Power Co., Inc. ....................... United States 8,153 845,955
Duke Energy Corp. .................................. United States 7,210 850,780
Edison International ................................. United States 129,686 6,691,798
Exelon Corp. ....................................... United States 158,613 6,886,976
Iberdrola SA ....................................... Spain 468,840 9,019,558
Korea Electric Power Corp. ............................ South Korea 56,130 1,622,001
NextEra Energy, Inc. ................................. United States 102,057 7,084,797
NRG Energy, Inc. ................................... United States 41,776 6,708,390
Otter Tail Corp. ..................................... United States 1,257 96,902
PG&E Corp. ....................................... United States 108,961 1,518,916
Portland General Electric Co. .......................... United States 4,015 163,129
PPL Corp. ......................................... United States 116,072 3,933,680
a
Tokyo Electric Power Co. Holdings, Inc. ................... Japan 254,200 846,162

Putnam Asset Allocation Funds
Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Growth Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Electric Utilities (continued)
TXNM Energy, Inc. .................................. United States 2,098 $ 118,159
46,544,495
Electrical Equipment 1.0%
ABB Ltd. .......................................... Switzerland 53,086 3,181,382
Allient , Inc. ........................................ United States 5,313 192,915
AMETEK, Inc. ...................................... United States 5,027 909,686
Eaton Corp. plc ..................................... United States 2,520 899,615
EnerSys .......................................... United States 6,276 538,293
GE Vernova , Inc. .................................... United States 2,623 1,387,960
a
Generac Holdings, Inc. ............................... United States 6,920 991,013
Mitsubishi Electric Corp. .............................. Japan 148,500 3,194,083
a
NANO Nuclear Energy, Inc. ............................ United States 10,778 371,733
a
NEXTracker, Inc., A .................................. United States 2,920 158,760
a
NuScale Power Corp., A .............................. United States 4,910 194,240
Powell Industries, Inc. ................................ United States 1,300 273,585
Prysmian SpA ...................................... Italy 40,092 2,838,482
Schneider Electric SE ................................ United States 12,084 3,244,371
a
SES AI Corp. ...................................... United States 167,966 149,204
Vertiv Holdings Co., A ................................ United States 40,035 5,140,894
a
Vicor Corp. ........................................ United States 2,311 104,827
23,771,043
Electronic Equipment, Instruments & Components 0.0%
†
a
Arlo Technologies, Inc. ............................... United States 22,662 384,348
Belden, Inc. ....................................... United States 1,168 135,254
Benchmark Electronics, Inc. ........................... United States 2,773 107,676
Elite Material Co. Ltd. ................................ Taiwan 37,000 1,118,831
a
FARO Technologies, Inc. .............................. United States 1,142 50,157
a
Itron , Inc. ......................................... United States 5,890 775,301
a
Keysight Technologies, Inc. ............................ United States 5,197 851,580
a
nLight , Inc. ........................................ United States 7,462 146,852
a
Plexus Corp. ....................................... United States 753 101,888
a
Sanmina Corp. ..................................... United States 1,581 154,669
a
ScanSource, Inc. ................................... United States 2,729 114,099
a
TTM Technologies, Inc. ............................... United States 15,676 639,894
a
Zebra Technologies Corp., A ........................... United States 2,849 878,518
5,459,067
Energy Equipment & Services 0.3%
ChampionX Corp. ................................... United States 27,051 671,947
Halliburton Co. ..................................... United States 194,108 3,955,921
Kodiak Gas Services, Inc. ............................. United States 2,655 90,987
a
Oceaneering International, Inc. ......................... United States 21,662 448,837
a
Oil States International, Inc. ........................... United States 25,767 138,111
TechnipFMC plc .................................... United Kingdom 30,428 1,047,940
Weatherford International plc ........................... United States 18,247 918,007
7,271,750
Entertainment 1.9%
Cinemark Holdings, Inc. .............................. United States 3,462 104,483
a
Live Nation Entertainment, Inc. ......................... United States 18,666 2,823,792
a
Netflix, Inc. ........................................ United States 23,903 32,009,224
Nexon Co. Ltd. ..................................... Japan 43,900 884,216
Nintendo Co. Ltd. ................................... Japan 42,700 4,100,474
a
ROBLOX Corp., A ................................... United States 16,562 1,742,322
a
Sea Ltd., ADR ...................................... Singapore 7,834 1,252,970
a
Spotify Technology SA ................................ United States 8,407 6,451,027

Putnam Asset Allocation Funds
Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Growth Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Entertainment (continued)
Universal Music Group NV ............................ Netherlands 72,885 $ 2,364,430
51,732,938
Financial Services 3.1%
Apollo Global Management, Inc. ........................ United States 35,856 5,086,891
Banco Latinoamericano de Comercio Exterior SA, E ......... Panama 4,357 175,587
a
Berkshire Hathaway, Inc., B ............................ United States 7,649 3,715,655
Compass Diversified Holdings .......................... United States 13,043 81,910
Corebridge Financial, Inc. ............................. United States 26,228 931,094
Equitable Holdings, Inc. ............................... United States 106,648 5,982,953
Essent Group Ltd. ................................... United States 2,100 127,533
EXOR NV ......................................... Netherlands 18,749 1,892,665
a
Fiserv, Inc. ........................................ United States 5,099 879,119
Global Payments, Inc. ................................ United States 10,613 849,465
Investor AB, B ...................................... Sweden 76,748 2,274,303
Jackson Financial, Inc., A ............................. United States 8,604 763,949
Mastercard, Inc., A .................................. United States 55,182 31,008,973
Merchants Bancorp .................................. United States 5,700 188,499
Meritz Financial Group, Inc. ............................ South Korea 15,819 1,315,959
MGIC Investment Corp. ............................... United States 34,521 961,065
a
Mr. Cooper Group, Inc. ............................... United States 6,236 930,474
a
NMI Holdings, Inc., A ................................. United States 10,285 433,924
Pagseguro Digital Ltd., A .............................. Brazil 61,830 596,041
a
Payoneer Global, Inc. ................................ United States 13,575 92,989
a
PayPal Holdings, Inc. ................................ United States 130,474 9,696,828
a
Paysafe Ltd. ....................................... United States 8,177 103,194
PennyMac Financial Services, Inc. ...................... United States 2,931 292,045
Visa, Inc., A ........................................ United States 30,024 10,660,021
Western Union Co. (The) .............................. United States 85,608 720,819
79,761,955
Food Products 0.4%
Ajinomoto Co., Inc. .................................. Japan 27,200 737,750
Associated British Foods plc ........................... United Kingdom 77,920 2,201,580
Calavo Growers, Inc. ................................. United States 3,763 100,058
Cal-Maine Foods, Inc. ................................ United States 6,657 663,237
Danone SA ........................................ France 24,128 1,974,234
Dole plc .......................................... United States 31,444 439,902
Fresh Del Monte Produce, Inc. ......................... United States 9,519 308,606
Hormel Foods Corp. ................................. United States 28,063 848,906
Ingredion, Inc. ...................................... United States 6,002 813,991
Mondelez International, Inc., A .......................... United States 12,840 865,930
Nestle SA ......................................... United States 11,706 1,163,885
Nissin Foods Holdings Co. Ltd. ......................... Japan 16,800 349,023
a
Seneca Foods Corp., A ............................... United States 1,094 110,964
a
Simply Good Foods Co. (The) .......................... United States 2,980 94,138
Tyson Foods, Inc., A ................................. United States 15,195 850,008
b
WH Group Ltd., 144A, Reg S .......................... Hong Kong 2,942,500 2,835,958
14,358,170
Gas Utilities 0.0%
†
National Fuel Gas Co. ................................ United States 10,404 881,323
New Jersey Resources Corp. .......................... United States 12,958 580,778
Northwest Natural Holding Co. ......................... United States 2,821 112,050
Spire, Inc. ......................................... United States 1,300 94,887
1,669,038

Putnam Asset Allocation Funds
Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Growth Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Ground Transportation 0.6%
Canadian National Railway Co. ......................... Canada 12,538 $ 1,306,420
Canadian Pacific Kansas City Ltd. ....................... Canada 49,975 3,961,518
CSX Corp. ........................................ United States 27,606 900,784
a
Lyft, Inc., A ........................................ United States 51,169 806,423
a
Uber Technologies, Inc. ............................... United States 25,793 2,406,487
Union Pacific Corp. .................................. United States 26,396 6,073,192
15,454,824
Health Care Equipment & Supplies 1.1%
Abbott Laboratories .................................. United States 6,256 850,879
a
AngioDynamics , Inc. ................................. United States 12,796 126,936
a
AtriCure , Inc. ....................................... United States 3,239 106,142
a
Avanos Medical, Inc. ................................. United States 7,844 96,011
a
Axogen , Inc. ....................................... United States 12,848 139,401
Becton Dickinson & Co. ............................... United States 11,831 2,037,890
BioMerieux ........................................ France 4,469 618,137
a
Bioventus, Inc., A ................................... United States 15,677 103,782
a
Boston Scientific Corp. ............................... United States 38,382 4,122,611
a
Dexcom, Inc. ....................................... United States 9,685 845,404
a
Edwards Lifesciences Corp. ........................... United States 10,810 845,450
a
Glaukos Corp. ...................................... United States 1,633 168,673
a
Hologic, Inc. ....................................... United States 14,978 975,966
Hoya Corp. ........................................ Japan 51,600 6,128,125
a
IDEXX Laboratories, Inc. .............................. United States 4,161 2,231,711
a
Insulet Corp. ....................................... United States 2,584 811,841
a
Intuitive Surgical, Inc. ................................ United States 10,797 5,867,198
a
Lantheus Holdings, Inc. ............................... United States 7,130 583,662
a
LivaNova plc ....................................... United States 7,846 353,227
Medtronic plc ...................................... United States 67,340 5,870,028
a
Novocure Ltd. ...................................... United States 28,649 509,952
Olympus Corp. ..................................... Japan 68,600 814,853
a
Surmodics , Inc. ..................................... United States 3,183 94,567
34,302,446
Health Care Providers & Services 1.1%
a
Addus HomeCare Corp. .............................. United States 838 96,529
Apollo Hospitals Enterprise Ltd. ......................... India 20,522 1,733,642
Cardinal Health, Inc. ................................. United States 5,464 917,952
a
Castle Biosciences, Inc. .............................. United States 22,473 458,899
Cencora , Inc. ...................................... United States 2,887 865,667
Chemed Corp. ..................................... United States 1,454 707,996
Cigna Group (The) .................................. United States 21,467 7,096,561
Elevance Health, Inc. ................................ United States 2,051 797,757
Fresenius SE & Co. KGaA ............................. Germany 4,442 223,534
a
GeneDx Holdings Corp., A ............................. United States 1,408 129,972
a
Guardant Health, Inc. ................................ United States 17,439 907,526
a
Hims & Hers Health, Inc. .............................. United States 10,711 533,943
Humana, Inc. ...................................... United States 3,313 809,962
McKesson Corp. .................................... United States 12,698 9,304,840
a
Option Care Health, Inc. .............................. United States 10,328 335,453
Select Medical Holdings Corp. .......................... United States 17,267 262,113
Sonic Healthcare Ltd. ................................ Australia 66,009 1,165,137
a
Tenet Healthcare Corp. ............................... United States 5,016 882,816
UnitedHealth Group, Inc. .............................. United States 20,774 6,480,865
Universal Health Services, Inc., B ....................... United States 4,322 782,930
34,494,094

Putnam Asset Allocation Funds
Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Growth Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Health Care REITs 0.0%
†
American Healthcare REIT, Inc. ......................... United States 3,970 $ 145,858
CareTrust REIT, Inc. ................................. United States 24,480 749,088
LTC Properties, Inc. ................................. United States 1,377 47,658
National Health Investors, Inc. .......................... United States 1,387 97,256
Omega Healthcare Investors, Inc. ....................... United States 22,543 826,201
Sabra Health Care REIT, Inc. .......................... United States 7,034 129,707
1,995,768
Health Care Technology 0.4%
a
Doximity, Inc., A .................................... United States 15,959 978,925
a
Health Catalyst, Inc. ................................. United States 22,266 83,943
HealthStream, Inc. .................................. United States 4,619 127,808
a
Phreesia, Inc. ...................................... United States 15,215 433,019
a
Teladoc Health, Inc. ................................. United States 48,566 423,010
a
Veeva Systems, Inc., A ............................... United States 22,834 6,575,735
a
Waystar Holding Corp. ............................... United States 7,235 295,694
8,918,134
Hotel & Resort REITs 0.0%
†
Apple Hospitality REIT, Inc. ............................ United States 8,028 93,687
Ryman Hospitality Properties, Inc. ....................... United States 5,809 573,174
Xenia Hotels & Resorts, Inc. ........................... United States 4,338 54,529
721,390
Hotels, Restaurants & Leisure 2.0%
Accor SA ......................................... France 43,760 2,293,394
a
Airbnb, Inc., A ...................................... United States 6,503 860,607
Aristocrat Leisure Ltd. ................................ Australia 52,910 2,266,918
Booking Holdings, Inc. ............................... United States 179 1,036,274
a
Brinker International, Inc. ............................. United States 4,923 887,765
a
Chipotle Mexican Grill, Inc., A .......................... United States 92,279 5,181,466
Compass Group plc ................................. United Kingdom 139,744 4,733,410
a
DoorDash , Inc., A ................................... United States 63,307 15,605,809
a
DraftKings, Inc., A ................................... United States 69,731 2,990,763
b
FDJ United, 144A, Reg S ............................. France 13,569 532,452
Golden Entertainment, Inc. ............................ United States 3,471 102,152
Hilton Worldwide Holdings, Inc. ......................... United States 32,742 8,720,504
Indian Hotels Co. Ltd. (The), A .......................... India 189,470 1,680,254
InterContinental Hotels Group plc ....................... United Kingdom 5,895 674,006
International Game Technology plc ...................... United States 36,106 570,836
a
Life Time Group Holdings, Inc. ......................... United States 3,397 103,031
a
MakeMyTrip Ltd. .................................... India 16,473 1,614,683
a,b
Meituan Dianping , B, 144A, Reg S ...................... China 18,500 297,592
Monarch Casino & Resort, Inc. ......................... United States 1,305 112,804
Red Rock Resorts, Inc., A ............................. United States 2,451 127,526
Starbucks Corp. .................................... United States 35,251 3,230,049
53,622,295
Household Durables 0.6%
a
Amber Enterprises India Ltd. ........................... India 12,048 951,455
DR Horton, Inc. ..................................... United States 6,894 888,774
Garmin Ltd. ........................................ United States 4,151 866,397
a
Hovnanian Enterprises, Inc., A .......................... United States 1,032 107,896
KB Home ......................................... United States 1,917 101,543
a
M/I Homes, Inc. ..................................... United States 4,041 453,077
PulteGroup, Inc. .................................... United States 75,709 7,984,271
a
Sonos, Inc. ........................................ United States 9,961 107,678
Sony Group Corp. ................................... Japan 151,800 3,946,850

Putnam Asset Allocation Funds
Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Growth Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Household Durables (continued)
a
Taylor Morrison Home Corp., A ......................... United States 11,717 $ 719,658
Toll Brothers, Inc. ................................... United States 8,093 923,654
a
Tri Pointe Homes, Inc. ................................ United States 19,790 632,290
17,683,543
Household Products 0.8%
Clorox Co. (The) .................................... United States 6,242 749,477
Colgate-Palmolive Co. ............................... United States 72,638 6,602,794
Energizer Holdings, Inc. .............................. United States 4,016 80,963
Kimberly-Clark Corp. ................................. United States 21,125 2,723,435
Procter & Gamble Co. (The) ........................... United States 51,008 8,126,595
Reckitt Benckiser Group plc ........................... United Kingdom 20,025 1,364,243
Unilever Indonesia Tbk . PT ............................ Indonesia 11,574,300 1,034,743
20,682,250
Independent Power and Renewable Electricity Producers 0.2%
NTPC Ltd. ......................................... India 522,924 2,041,984
RWE AG .......................................... Germany 13,164 550,100
Vistra Corp. ........................................ United States 5,387 1,044,054
3,636,138
Industrial Conglomerates 0.4%
3M Co. ........................................... United States 5,599 852,392
DCC plc .......................................... United Kingdom 8,996 583,846
Honeywell International, Inc. ........................... United States 27,458 6,394,419
Jardine Matheson Holdings Ltd. ........................ Hong Kong 26,700 1,283,275
Sekisui Chemical Co. Ltd. ............................. Japan 39,400 713,561
Siemens AG ....................................... Germany 6,520 1,674,715
Smiths Group plc ................................... United Kingdom 26,916 830,207
12,332,415
Industrial REITs 0.1%
First Industrial Realty Trust, Inc. ........................ United States 16,170 778,262
Prologis, Inc. ....................................... United States 34,688 3,646,403
4,424,665
Insurance 2.0%
Aflac, Inc. ......................................... United States 8,008 844,524
AIA Group Ltd. ..................................... Hong Kong 301,200 2,728,403
Allianz SE ......................................... Germany 9,331 3,786,833
Allstate Corp. (The) .................................. United States 33,214 6,686,310
American International Group, Inc. ...................... United States 67,717 5,795,898
AXA SA ........................................... France 7,301 358,516
Axis Capital Holdings Ltd. ............................. United States 9,357 971,444
a
Brighthouse Financial, Inc. ............................ United States 13,895 747,134
Chubb Ltd. ........................................ United States 2,766 801,366
CNO Financial Group, Inc. ............................ United States 15,622 602,697
Dai-ichi Life Holdings, Inc. ............................. Japan 53,900 409,781
a
Enstar Group Ltd. ................................... United States 1,847 621,257
Everest Group Ltd. .................................. United States 2,434 827,195
Fidelis Insurance Holdings Ltd. ......................... United Kingdom 7,466 123,786
a
Genworth Financial, Inc., A ............................ United States 84,354 656,274
Globe Life, Inc. ..................................... United States 17,305 2,150,838
a
Hamilton Insurance Group Ltd., B ....................... United States 23,837 515,356
Hanover Insurance Group, Inc. (The) ..................... United States 2,370 402,592
a
Heritage Insurance Holdings, Inc. ....................... United States 5,440 135,674
Horace Mann Educators Corp. ......................... United States 7,039 302,466

Putnam Asset Allocation Funds
Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Growth Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Insurance (continued)
Mercury General Corp. ............................... United States 854 $ 57,508
MetLife, Inc. ....................................... United States 99,233 7,980,318
Muenchener Rueckversicherungs -Gesellschaft AG in Muenchen Germany 3,206 2,081,766
NN Group NV ...................................... Netherlands 3,394 225,834
Old Republic International Corp. ........................ United States 24,038 924,021
PICC Property & Casualty Co. Ltd., H .................... China 1,088,000 2,114,174
b
Poste Italiane SpA , 144A, Reg S ........................ Italy 12,657 271,947
Primerica, Inc. ...................................... United States 3,069 839,893
Progressive Corp. (The) .............................. United States 16,114 4,300,182
Prudential Financial, Inc. .............................. United States 7,667 823,742
Prudential plc ...................................... Hong Kong 244,776 3,063,678
QBE Insurance Group Ltd. ............................ Australia 32,094 494,220
Reinsurance Group of America, Inc. ..................... United States 4,408 874,371
a
SiriusPoint Ltd. ..................................... Sweden 7,536 153,659
Talanx AG ......................................... Germany 10,593 1,373,295
Travelers Cos., Inc. (The) ............................. United States 2,940 786,568
Unipol Assicurazioni SpA .............................. Italy 10,410 206,168
Universal Insurance Holdings, Inc. ....................... United States 6,546 181,521
Unum Group ....................................... United States 10,313 832,878
W R Berkley Corp. .................................. United States 11,500 844,905
Willis Towers Watson plc .............................. United States 2,704 828,776
Zurich Insurance Group AG ............................ Switzerland 2,138 1,496,008
60,223,776
Interactive Media & Services 4.5%
Alphabet, Inc., A .................................... United States 219,478 38,678,608
Alphabet, Inc., C .................................... United States 83,068 14,735,433
b
Auto Trader Group plc, 144A, Reg S ..................... United Kingdom 100,661 1,140,167
a
Cargurus , Inc., A .................................... United States 16,816 562,831
a
EverQuote , Inc., A ................................... United States 18,726 452,795
a
fuboTV , Inc. ....................................... United States 30,379 117,263
a
Grindr, Inc. ........................................ Singapore 13,937 316,370
LY Corp. .......................................... Japan 509,600 1,876,656
Meta Platforms, Inc., A ............................... United States 75,478 55,709,557
b
Scout24 SE, 144A, Reg S ............................. Germany 4,231 584,085
Tencent Holdings Ltd. ................................ China 188,311 12,133,935
a
ZipRecruiter, Inc., A .................................. United States 17,540 87,875
126,395,575
IT Services 0.7%
Accenture plc, A .................................... Ireland 28,723 8,585,017
Coforge Ltd. ....................................... India 30,991 695,561
Fujitsu Ltd. ........................................ Japan 13,600 329,928
a
GoDaddy, Inc., A .................................... United States 4,468 804,508
NEC Corp. ........................................ Japan 17,300 504,728
a
Shopify, Inc., A ..................................... Canada 21,798 2,514,399
a
Snowflake, Inc., A ................................... United States 5,046 1,129,143
Tata Consultancy Services Ltd. ......................... India 42,886 1,731,757
a
Twilio, Inc., A ....................................... United States 7,196 894,895
a
Unisys Corp. ....................................... United States 25,290 114,564
VeriSign, Inc. ...................................... United States 3,031 875,353
18,179,853
Leisure Products 0.1%
Bandai Namco Holdings, Inc. .......................... Japan 34,700 1,243,621
Hasbro, Inc. ....................................... United States 12,374 913,449

Putnam Asset Allocation Funds
Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Growth Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Leisure Products (continued)
a
Latham Group, Inc. .................................. United States 15,976 $ 101,927
2,258,997
Life Sciences Tools & Services 0.4%
Danaher Corp. ..................................... United States 4,276 844,681
Lonza Group AG .................................... Switzerland 4,598 3,288,322
Thermo Fisher Scientific, Inc. .......................... United States 16,250 6,588,725
10,721,728
Machinery 0.8%
Alamo Group, Inc. ................................... United States 615 134,304
Albany International Corp., A ........................... United States 1,503 105,405
Allison Transmission Holdings, Inc. ...................... United States 7,959 756,025
Atmus Filtration Technologies, Inc. ...................... United States 6,806 247,875
a
Blue Bird Corp. ..................................... United States 6,607 285,158
Caterpillar, Inc. ..................................... United States 2,666 1,034,968
Cummins, Inc. ...................................... United States 2,552 835,780
Deere & Co. ....................................... United States 1,668 848,161
Donaldson Co., Inc. ................................. United States 11,988 831,368
Ebara Corp. ....................................... Japan 68,400 1,311,753
ESCO Technologies, Inc. .............................. United States 799 153,304
Federal Signal Corp. ................................. United States 1,157 123,128
Flowserve Corp. .................................... United States 16,637 870,947
Franklin Electric Co., Inc. ............................. United States 1,123 100,778
GEA Group AG ..................................... Germany 18,835 1,320,335
Graco, Inc. ........................................ United States 10,096 867,953
HD Hyundai Heavy Industries Co. Ltd. .................... South Korea 3,093 976,259
Hoshizaki Corp. .................................... Japan 7,200 248,098
Hyster-Yale, Inc. .................................... United States 3,218 128,012
Hyundai Rotem Co. Ltd. .............................. South Korea 3,008 436,508
Ingersoll Rand, Inc. .................................. United States 52,318 4,351,811
Komatsu Ltd. ...................................... Japan 10,200 336,534
Lincoln Electric Holdings, Inc. .......................... United States 4,195 869,707
Makita Corp. ....................................... Japan 7,700 237,144
Mueller Industries, Inc. ............................... United States 10,303 818,779
Mueller Water Products, Inc., A ......................... United States 5,383 129,407
Otis Worldwide Corp. ................................ United States 34,831 3,448,966
Parker-Hannifin Corp. ................................ United States 978 683,104
Pentair plc ........................................ United States 8,681 891,191
a
Proto Labs, Inc. ..................................... United States 3,822 153,033
Rational AG ....................................... Germany 414 347,883
REV Group, Inc. .................................... United States 7,451 354,593
Schindler Holding AG ................................ Switzerland 5,135 1,912,121
a
SPX Technologies, Inc. ............................... United States 704 118,047
Tennant Co. ....................................... United States 1,323 102,506
Watts Water Technologies, Inc., A ....................... United States 3,112 765,210
Westinghouse Air Brake Technologies Corp. ............... United States 4,216 882,620
Worthington Enterprises, Inc. .......................... United States 2,526 160,755
28,179,530
Marine Transportation 0.0%
†
Costamare , Inc. .................................... Monaco 23,119 210,614
a
Kirby Corp. ........................................ United States 7,680 870,989
Matson, Inc. ....................................... United States 4,992 555,859
Safe Bulkers, Inc. ................................... Monaco 24,194 87,341
SITC International Holdings Co. Ltd. ..................... China 280,000 897,076
2,621,879

Putnam Asset Allocation Funds
Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Growth Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Media 0.4%
a
Charter Communications, Inc., A ........................ United States 9,805 $ 4,008,382
Comcast Corp., A ................................... United States 79,929 2,852,666
Informa plc ........................................ United Kingdom 66,182 732,714
a
Magnite , Inc. ....................................... United States 12,698 306,276
New York Times Co. (The), A ........................... United States 16,518 924,678
a
PubMatic, Inc., A .................................... United States 9,341 116,202
a
Trade Desk, Inc. (The), A .............................. United States 10,977 790,234
9,731,152
Metals & Mining 0.8%
a
Alpha Metallurgical Resources, Inc. ...................... United States 2,295 258,142
Anglogold Ashanti plc ................................ United Kingdom 12,107 553,066
ArcelorMittal SA .................................... Luxembourg 14,744 468,186
BHP Group Ltd., (AUD Traded) ......................... Australia 113,051 2,719,736
BHP Group Ltd., (GBP Traded) ......................... Australia 8,840 211,655
BlueScope Steel Ltd. ................................. Australia 39,892 607,896
a
Boliden AB ........................................ Sweden 7,449 232,777
Carpenter Technology Corp. ........................... United States 1,187 328,063
Commercial Metals Co. ............................... United States 2,190 107,113
a
Constellium SE, A ................................... United States 41,334 549,742
Fortescue Ltd. ...................................... Australia 172,724 1,736,262
Freeport-McMoRan, Inc. .............................. United States 142,746 6,188,039
Glencore plc ....................................... Australia 835,002 3,253,704
Hecla Mining Co. ................................... United States 20,476 122,651
Norsk Hydro ASA ................................... Norway 68,164 390,334
Northern Star Resources Ltd. .......................... Australia 97,028 1,198,503
Nucor Corp. ....................................... United States 7,355 952,767
Rio Tinto plc ....................................... Australia 30,359 1,767,019
Royal Gold, Inc. .................................... United States 2,381 423,437
Southern Copper Corp. ............................... Mexico 9,227 933,496
SunCoke Energy, Inc. ................................ United States 16,219 139,321
Zijin Mining Group Co. Ltd., H .......................... China 804,000 2,067,737
25,209,646
Mortgage Real Estate Investment Trusts (REITs) 0.0%
†
BrightSpire Capital, Inc., A ............................. United States 32,696 165,115
Chimera Investment Corp. ............................. United States 8,257 114,525
Ladder Capital Corp., A ............................... United States 9,362 100,641
MFA Financial, Inc. .................................. United States 11,089 104,902
Rithm Capital Corp. .................................. United States 73,729 832,400
TPG RE Finance Trust, Inc. ............................ United States 23,526 181,621
1,499,204
Multi-Utilities 0.3%
Avista Corp. ....................................... United States 12,654 480,219
Black Hills Corp. .................................... United States 8,948 501,983
Consolidated Edison, Inc. ............................. United States 8,001 802,900
Dominion Energy, Inc. ................................ United States 14,764 834,461
E.ON SE .......................................... Germany 103,276 1,902,926
Engie SA ......................................... France 140,246 3,296,174
Northwestern Energy Group, Inc. ....................... United States 1,733 88,903
Public Service Enterprise Group, Inc. .................... United States 10,657 897,106
Sembcorp Industries Ltd. ............................. Singapore 85,100 458,441
Unitil Corp. ........................................ United States 1,916 99,919
9,363,032
Office REITs 0.1%
COPT Defense Properties ............................. United States 3,792 104,583

Putnam Asset Allocation Funds
Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Growth Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Office REITs (continued)
Empire State Realty Trust, Inc., A ....................... United States 12,735 $ 103,026
Vornado Realty Trust ................................. United States 90,293 3,452,804
3,660,413
Oil, Gas & Consumable Fuels 2.3%
Antero Midstream Corp. .............................. United States 44,918 851,196
Berry Corp. ........................................ United States 37,699 104,426
BP plc ............................................ United States 305,049 1,519,845
Cheniere Energy, Inc. ................................ United States 39,576 9,637,548
ConocoPhillips ..................................... United States 51,130 4,588,406
Core Natural Resources, Inc. .......................... United States 5,254 366,414
Coterra Energy, Inc. ................................. United States 33,996 862,818
Dorian LPG Ltd. .................................... United States 4,822 117,560
ENEOS Holdings, Inc. ................................ Japan 324,800 1,609,979
Eni SpA .......................................... Italy 30,482 492,410
Equinor ASA ....................................... Norway 113,194 2,858,608
Excelerate Energy, Inc., A ............................. United States 3,436 100,744
Exxon Mobil Corp. ................................... United States 110,837 11,948,229
a
Gulfport Energy Corp. ................................ United States 532 107,022
Inpex Corp. ........................................ Japan 177,500 2,491,597
International Seaways, Inc. ............................ United States 2,666 97,256
Marathon Petroleum Corp. ............................ United States 5,237 869,918
Murphy Oil Corp. .................................... United States 17,285 388,912
Peabody Energy Corp. ............................... United States 6,795 91,189
PetroChina Co. Ltd., H ............................... China 2,990,000 2,576,714
Repsol SA ......................................... Spain 37,648 550,655
Scorpio Tankers, Inc. ................................. Monaco 13,802 540,072
Shell plc, (EUR Traded) ............................... United States 199,288 6,998,894
Shell plc, (GBP Traded) ............................... United States 25,472 888,707
Teekay Corp. Ltd. ................................... United States 49,744 410,388
Teekay Tankers Ltd., A ............................... Canada 11,718 488,875
TotalEnergies SE ................................... France 69,133 4,225,593
Valero Energy Corp. ................................. United States 32,627 4,385,721
Williams Cos., Inc. (The) .............................. United States 14,392 903,961
World Kinect Corp. .................................. United States 3,709 105,150
61,178,807
Paper & Forest Products 0.0%
†
Louisiana-Pacific Corp. ............................... United States 9,185 789,818
Sylvamo Corp. ..................................... United States 7,361 368,786
1,158,604
Passenger Airlines 0.4%
Delta Air Lines, Inc. .................................. United States 16,924 832,322
Qantas Airways Ltd. ................................. Australia 342,705 2,421,064
Ryanair Holdings plc ................................. Italy 21,293 603,991
Ryanair Holdings plc, ADR ............................ Italy 50,966 2,939,209
a
SkyWest, Inc. ...................................... United States 6,465 665,701
Southwest Airlines Co. ............................... United States 178,931 5,804,522
a
Sun Country Airlines Holdings, Inc. ...................... United States 13,557 159,295
a
United Airlines Holdings, Inc. ........................... United States 10,761 856,898
14,283,002
Personal Care Products 0.2%
a
Kolmar Korea Co. Ltd. ................................ South Korea 11,308 833,829
Unilever plc ........................................ United Kingdom 82,607 5,041,196
5,875,025

Putnam Asset Allocation Funds
Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Growth Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Pharmaceuticals 3.4%
a
Alumis , Inc. ........................................ United States 18,712 $ 56,136
a
Arvinas , Inc. ....................................... United States 59,507 437,971
AstraZeneca plc .................................... United Kingdom 21,526 2,995,756
AstraZeneca plc, ADR ................................ United Kingdom 67,491 4,716,271
Bristol-Myers Squibb Co. .............................. United States 86,577 4,007,649
Chugai Pharmaceutical Co. Ltd. ........................ Japan 27,000 1,409,881
a
Corcept Therapeutics, Inc. ............................ United States 7,809 573,181
Daiichi Sankyo Co. Ltd. ............................... Japan 116,900 2,708,352
Eli Lilly & Co. ...................................... United States 31,294 24,394,612
Galderma Group AG ................................. Switzerland 4,731 687,678
GSK plc .......................................... United States 56,849 1,083,910
Haleon plc ........................................ United States 578,649 2,974,043
Ipsen SA .......................................... France 5,314 632,992
Johnson & Johnson ................................. United States 45,096 6,888,414
Merck & Co., Inc. ................................... United States 132,423 10,482,605
Merck KGaA ....................................... Germany 878 113,840
Novartis AG ....................................... United States 77,205 9,370,920
Novo Nordisk A/S, B ................................. Denmark 47,810 3,312,949
Otsuka Holdings Co. Ltd. ............................. Japan 22,700 1,125,450
Roche Holding AG .................................. United States 16,117 5,260,909
Sanofi SA ......................................... United States 65,832 6,373,440
a
WaVe Life Sciences Ltd. .............................. United States 16,128 104,832
89,711,791
Professional Services 0.5%
Automatic Data Processing, Inc. ........................ United States 37,994 11,717,350
Benefit Systems SA ................................. Poland 640 562,954
Booz Allen Hamilton Holding Corp., A .................... United States 3,261 339,568
Broadridge Financial Solutions, Inc. ...................... United States 3,485 846,960
Heidrick & Struggles International, Inc. ................... United States 3,304 151,191
a
IBEX Holdings Ltd. .................................. United States 4,876 141,892
Korn Ferry ........................................ United States 5,230 383,516
a
Legalzoom.com, Inc. ................................. United States 54,487 485,479
Leidos Holdings, Inc. ................................. United States 5,278 832,657
Maximus, Inc. ...................................... United States 1,525 107,055
a
Paylocity Holding Corp. ............................... United States 4,198 760,636
Recruit Holdings Co. Ltd. ............................. Japan 62,300 3,663,654
a
Upwork, Inc. ....................................... United States 34,204 459,702
Verisk Analytics, Inc., A ............................... United States 1,350 420,525
Wolters Kluwer NV .................................. Netherlands 7,457 1,247,095
22,120,234
Real Estate Management & Development 0.4%
a
Anywhere Real Estate, Inc. ............................ United States 29,844 108,035
a
CBRE Group, Inc., A ................................. United States 35,536 4,979,304
a
CoStar Group, Inc. .................................. United States 35,449 2,850,100
a
Cushman & Wakefield plc ............................. United States 45,522 503,929
Emaar Properties PJSC .............................. United Arab
Emirates 422,407 1,566,978
a
Jones Lang LaSalle, Inc. .............................. United States 3,698 945,874
10,954,220
Residential REITs 0.0%
†
AvalonBay Communities, Inc. .......................... United States 4,055 825,192
Camden Property Trust ............................... United States 7,118 802,127
Equity LifeStyle Properties, Inc. ......................... United States 12,695 782,901
Equity Residential ................................... United States 11,894 802,726
Essex Property Trust, Inc. ............................. United States 2,942 833,763

Putnam Asset Allocation Funds
Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Growth Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Residential REITs (continued)
Invitation Homes, Inc. ................................ United States 24,645 $ 808,356
Mid-America Apartment Communities, Inc. ................ United States 5,275 780,753
NexPoint Residential Trust, Inc. ......................... United States 3,364 112,088
5,747,906
Retail REITs 0.3%
Brixmor Property Group, Inc. ........................... United States 33,079 861,377
CBL & Associates Properties, Inc. ....................... United States 3,894 98,869
Curbline Properties Corp. ............................. United States 12,038 274,828
Kite Realty Group Trust ............................... United States 12,633 286,137
Simon Property Group, Inc. ............................ United States 46,844 7,530,641
SITE Centers Corp. .................................. United States 35,885 405,859
Tanger , Inc. ........................................ United States 3,378 103,299
Urban Edge Properties ............................... United States 28,230 526,772
10,087,782
Semiconductors & Semiconductor Equipment 8.4%
a
Ambarella, Inc. ..................................... United States 8,289 547,613
Applied Materials, Inc. ................................ United States 5,304 971,003
ASML Holding NV ................................... Netherlands 12,850 10,297,178
a
Astera Labs, Inc. .................................... United States 8,954 809,621
Broadcom, Inc. ..................................... United States 133,171 36,708,586
a
CEVA, Inc. ........................................ United States 4,659 102,405
a
Cirrus Logic, Inc. .................................... United States 8,534 889,712
a
Credo Technology Group Holding Ltd. .................... United States 13,315 1,232,836
a
Impinj , Inc. ........................................ United States 4,348 482,932
KLA Corp. ......................................... United States 1,071 959,338
Lam Research Corp. ................................. United States 10,813 1,052,537
Marvell Technology, Inc. .............................. United States 17,958 1,389,949
a
MaxLinear , Inc., A ................................... United States 8,555 121,567
MediaTek, Inc. ..................................... Taiwan 39,000 1,671,098
NAURA Technology Group Co. Ltd., A .................... China 13,500 833,788
NVIDIA Corp. ...................................... United States 773,805 122,253,452
QUALCOMM, Inc. ................................... United States 109,561 17,448,685
a
Rambus, Inc. ...................................... United States 12,519 801,466
a
Rigetti Computing, Inc. ............................... United States 6,981 82,795
SCREEN Holdings Co. Ltd. ............................ Japan 16,400 1,333,507
SK Hynix, Inc. ...................................... South Korea 26,242 5,654,668
Taiwan Semiconductor Manufacturing Co. Ltd. ............. Taiwan 509,350 18,626,601
224,271,337
Software 6.9%
a
8x8, Inc. .......................................... United States 43,209 84,690
A10 Networks, Inc. .................................. United States 7,997 154,742
a
ACI Worldwide, Inc. .................................. United States 6,675 306,449
Adeia , Inc. ........................................ United States 8,537 120,713
a
Adobe, Inc. ........................................ United States 32,002 12,380,934
a
Alarm.com Holdings, Inc. ............................. United States 2,017 114,102
a
AppLovin Corp., A ................................... United States 4,600 1,610,368
a
Atlassian Corp., A ................................... United States 35,490 7,207,664
a
Aurora Innovation, Inc., A ............................. United States 8,389 43,958
a
Autodesk, Inc. ...................................... United States 10,657 3,299,087
a
Blend Labs, Inc., A .................................. United States 136,910 451,803
a
Cadence Design Systems, Inc. ......................... United States 26,249 8,088,629
a
Check Point Software Technologies Ltd. .................. Israel 3,000 663,750
a
Commvault Systems, Inc. ............................. United States 4,526 789,018
a
DocuSign, Inc., A ................................... United States 9,375 730,219
a
Dropbox, Inc., A .................................... United States 30,401 869,469

Putnam Asset Allocation Funds
Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Growth Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Software (continued)
a
D-Wave Quantum, Inc. ............................... Canada 12,410 $ 181,682
a
Fortinet, Inc. ....................................... United States 8,167 863,415
a
HubSpot, Inc. ...................................... United States 5,426 3,020,274
InterDigital , Inc. ..................................... United States 3,182 713,500
Intuit, Inc. ......................................... United States 1,262 993,989
a
Life360, Inc. ....................................... United States 8,201 535,115
a
LiveRamp Holdings, Inc. .............................. United States 16,771 554,114
a
Manhattan Associates, Inc. ............................ United States 6,814 1,345,561
Microsoft Corp. ..................................... United States 231,998 115,398,125
a
Nice Ltd. .......................................... Israel 1,886 319,702
OneSpan , Inc. ...................................... United States 6,428 107,283
Oracle Corp. ....................................... United States 24,109 5,270,951
Oracle Corp. Japan .................................. Japan 6,100 727,063
a
Palantir Technologies, Inc., A ........................... United States 12,806 1,745,714
Pegasystems, Inc. ................................... United States 17,203 931,198
a
PROS Holdings, Inc. ................................. United States 8,016 125,531
a
Q2 Holdings, Inc. ................................... United States 2,927 273,938
a
Rapid7, Inc. ....................................... United States 12,516 289,495
a
RingCentral, Inc., A .................................. United States 32,396 918,427
Salesforce, Inc. ..................................... United States 22,637 6,172,884
SAP SE .......................................... Germany 11,421 3,492,307
a
ServiceNow, Inc. .................................... United States 10,027 10,308,558
a
Teradata Corp. ..................................... United States 36,003 803,227
a
Weave Communications, Inc. .......................... United States 16,185 134,659
a
Workday, Inc., A .................................... United States 3,089 741,360
a
Xperi , Inc. ......................................... United States 14,784 116,941
a
Zoom Communications, Inc., A ......................... United States 10,282 801,790
193,802,398
Specialized REITs 0.3%
American Tower Corp. ................................ United States 32,254 7,128,779
Millrose Properties, Inc., A ............................. United States 29,564 842,870
Outfront Media, Inc. ................................. United States 33,712 550,180
PotlatchDeltic Corp. ................................. United States 2,580 98,995
Public Storage ..................................... United States 2,744 805,144
VICI Properties, Inc., A ............................... United States 26,498 863,835
Weyerhaeuser Co. .................................. United States 32,271 829,042
11,118,845
Specialty Retail 0.6%
a
Abercrombie & Fitch Co., A ............................ United States 5,662 469,097
American Eagle Outfitters, Inc. ......................... United States 8,727 83,954
a,b
Auto1 Group SE, 144A, Reg S ......................... Germany 28,865 934,516
a
AutoZone, Inc. ..................................... United States 209 775,856
Avolta AG ......................................... Switzerland 6,677 363,704
Best Buy Co., Inc. ................................... United States 11,887 797,974
Buckle, Inc. (The) ................................... United States 2,673 121,221
Fast Retailing Co. Ltd. ................................ Japan 8,200 2,811,486
Gap, Inc. (The) ..................................... United States 30,525 665,750
a
Genesco, Inc. ...................................... United States 4,391 86,459
Home Depot, Inc. (The) ............................... United States 7,631 2,797,830
Industria de Diseno Textil SA ........................... Spain 6,613 344,979
J Jill, Inc. ......................................... United States 6,285 92,012
JUMBO SA ........................................ Greece 24,721 853,219
Ross Stores, Inc. ................................... United States 5,485 699,776
a
Sally Beauty Holdings, Inc. ............................ United States 11,741 108,722
TJX Cos., Inc. (The) ................................. United States 93,460 11,541,375
Upbound Group, Inc. ................................. United States 4,190 105,169

Putnam Asset Allocation Funds
Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Growth Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Specialty Retail (continued)
a
Urban Outfitters, Inc. ................................. United States 2,836 $ 205,723
a
Victoria's Secret & Co. ............................... United States 17,174 318,062
Williams-Sonoma, Inc. ............................... United States 4,904 801,166
24,978,050
Technology Hardware, Storage & Peripherals 3.7%
Apple, Inc. ........................................ United States 440,729 90,424,369
Asia Vital Components Co. Ltd. ......................... Taiwan 43,000 1,098,325
a
IonQ , Inc. ......................................... United States 15,950 685,371
NetApp, Inc. ....................................... United States 8,733 930,501
Samsung Electronics Co. Ltd. .......................... South Korea 49,945 2,208,649
Seagate Technology Holdings plc ....................... United States 38,609 5,572,437
a,b
Xiaomi Corp., B, 144A, Reg S .......................... China 464,800 3,577,908
104,497,560
Textiles, Apparel & Luxury Goods 0.3%
adidas AG ......................................... Germany 2,204 514,480
Asics Corp. ........................................ Japan 40,000 1,020,015
Cie Financiere Richemont SA .......................... Switzerland 725 137,194
a
Deckers Outdoor Corp. ............................... United States 3,417 352,190
a
G-III Apparel Group Ltd. .............................. United States 3,999 89,578
a
Hanesbrands, Inc. ................................... United States 19,289 88,344
Hermes International SCA ............................. France 951 2,578,033
Kontoor Brands, Inc. ................................. United States 1,351 89,125
a
Lululemon Athletica, Inc. .............................. United States 5,419 1,287,446
LVMH Moet Hennessy Louis Vuitton SE .................. France 767 401,433
Pandora A/S ....................................... Denmark 12,046 2,122,450
PRADA SpA ....................................... Italy 105,900 657,909
9,338,197
Tobacco 1.0%
Imperial Brands plc .................................. United Kingdom 68,066 2,689,299
Philip Morris International, Inc. ......................... United States 141,751 25,817,110
Turning Point Brands, Inc. ............................. United States 7,264 550,393
29,056,802
Trading Companies & Distributors 0.4%
AerCap Holdings NV ................................. Ireland 6,700 783,900
Applied Industrial Technologies, Inc. ..................... United States 1,792 416,550
Boise Cascade Co. .................................. United States 4,689 407,099
Bunzl plc .......................................... United Kingdom 9,278 295,657
a
DNOW, Inc. ....................................... United States 27,933 414,246
a
Hudson Technologies, Inc. ............................ United States 19,484 158,210
McGrath RentCorp .................................. United States 1,340 155,386
Mitsubishi Corp. .................................... Japan 71,700 1,432,701
Mitsui & Co. Ltd. .................................... Japan 153,300 3,124,250
a
NPK International, Inc. ............................... United States 15,738 133,930
United Rentals, Inc. .................................. United States 5,412 4,077,401
11,399,330
Transportation Infrastructure 0.2%
b
Aena SME SA, 144A, Reg S ........................... Spain 54,210 1,447,070
International Container Terminal Services, Inc. .............. Philippines 262,610 1,914,520
3,361,590
Water Utilities 0.1%
American States Water Co. ............................ United States 1,393 106,787

Putnam Asset Allocation Funds
Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Growth Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Water Utilities (continued)
California Water Service Group ......................... United States 2,698 $ 122,705
Cia de Saneamento Basico do Estado de Sao Paulo SABESP .. Brazil 74,000 1,622,576
H2O America ...................................... United States 2,604 135,330
1,987,398
Wireless Telecommunication Services 0.7%
Bharti Airtel Ltd. .................................... India 126,967 2,976,623
Etihad Etisalat Co. .................................. Saudi Arabia 98,696 1,560,505
Far EasTone Telecommunications Co. Ltd. ................ Taiwan 329,000 1,008,537
KDDI Corp. ........................................ Japan 155,200 2,664,875
SoftBank Group Corp. ................................ Japan 26,600 1,933,980
TIM SA ........................................... Brazil 698,000 2,832,803
T-Mobile US, Inc. ................................... United States 27,275 6,498,541
19,475,864
Total Common Stocks (Cost $1,416,869,037) ..................................
2,308,095,362
Management Investment Companies 0.3%
Capital Markets 0.3%
iShares Core MSCI Emerging Markets ETF ................ United States 88,721 5,325,922
Xtrackers Harvest CSI 300 China A-Shares ETF, Class A ...... United States 62,757 1,728,328
7,054,250
Total Management Investment Companies (Cost $6,342,770) ...................
7,054,250
Convertible Preferred Stocks 0.0%
†
Aerospace & Defense 0.0%
†
Boeing Co. (The), 6% ................................ United States 6,417 436,356
Electric Utilities 0.0%
†
PG&E Corp., A, 6% .................................. United States 3,522 132,427
Financial Services 0.0%
†
Apollo Global Management, Inc., 6.75% .................. United States 2,781 208,158
Total Convertible Preferred Stocks (Cost $636,000) ............................
776,941
Preferred Stocks 0.1%
Banks 0.1%
c
Itau Unibanco Holding SA, 7.39% ....................... Brazil 247,400 1,682,544
Technology Hardware, Storage & Peripherals 0.0%
†
c
Samsung Electronics Co. Ltd., 2.2% ..................... South Korea 43,222 1,585,595
Total Preferred Stocks (Cost $3,246,941) .....................................
3,268,139
Rights
Rights 0.0%
†
Biotechnology 0.0%
†
a,d
Icosavax , Inc., CVR, 5/31/25 ........................... United Kingdom 6,497 1,949
Pharmaceuticals 0.0%
†
a,d
CinCor Pharma, Inc., CVR, 5/31/25 ...................... United Kingdom 3,617 11,068
Total Rights (Cost $13,082) .................................................
13,017

Putnam Asset Allocation Funds
Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Growth Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Convertible Bonds 0.0%
†
Consumer Staples Distribution & Retail 0.0%
†
Chefs' Warehouse, Inc. (The) , Senior Note , 2.375% , 12/15/28 ..
United States 155,000 $ 241,955
Energy Equipment & Services 0.0%
†
Nabors Industries, Inc. , Senior Note , 1.75% , 6/15/29 .........
United States 130,000 75,075
Food Products 0.0%
†
Post Holdings, Inc. , Senior Note , 2.5% , 8/15/27 .............
United States 195,000 223,080
Software 0.0%
†
b
Guidewire Software, Inc. , Senior Note , 144A, 1.25% , 11/01/29 .. United States 288,000 340,272
Total Convertible Bonds (Cost $827,856) .....................................
880,382
Corporate Bonds 7.7%
Aerospace & Defense 0.5%
ATI, Inc. ,
Senior Bond, 5.125%, 10/01/31 ....................... United States 65,000 63,584
Senior Note, 5.875%, 12/01/27 ....................... United States 355,000 356,951
Senior Note, 4.875%, 10/01/29 ....................... United States 85,000 83,324
Senior Note, 7.25%, 8/15/30 ......................... United States 265,000 277,917
b
Axon Enterprise, Inc. ,
Senior Note, 144A, 6.125%, 3/15/30 ................... United States 210,000 216,480
Senior Note, 144A, 6.25%, 3/15/33 .................... United States 160,000 165,146
Boeing Co. (The) ,
Senior Bond, 3.2%, 3/01/29 .......................... United States 125,000 119,023
Senior Bond, 2.95%, 2/01/30 ......................... United States 63,000 58,432
Senior Bond, 6.125%, 2/15/33 ........................ United States 70,000 74,000
Senior Bond, 5.875%, 2/15/40 ........................ United States 175,000 174,707
Senior Bond, 3.375%, 6/15/46 ........................ United States 140,000 95,937
Senior Note, 2.196%, 2/04/26 ........................ United States 785,000 772,859
Senior Note, 2.7%, 2/01/27 .......................... United States 237,000 230,434
Senior Note, 6.259%, 5/01/27 ........................ United States 120,000 123,507
Senior Note, 6.298%, 5/01/29 ........................ United States 182,000 192,460
Senior Note, 6.388%, 5/01/31 ........................ United States 250,000 268,785
b
Bombardier, Inc. ,
Senior Note, 144A, 7.5%, 2/01/29 ..................... Canada 45,000 47,282
Senior Note, 144A, 8.75%, 11/15/30 ................... Canada 235,000 254,700
Senior Note, 144A, 7.25%, 7/01/31 .................... Canada 40,000 42,038
Senior Note, 144A, 7%, 6/01/32 ...................... Canada 85,000 88,624
Senior Note, 144A, 6.75%, 6/15/33 .................... Canada 180,000 186,741
b
Efesto Bidco SpA Efesto US LLC , XR , Senior Secured Note ,
144A, 7.5% , 2/15/32 ............................... Italy 415,000 420,556
Howmet Aerospace, Inc. ,
Senior Bond, 6.75%, 1/15/28 ......................... United States 255,000 268,769
Senior Note, 3%, 1/15/29 ........................... United States 396,000 378,887
Senior Note, 4.85%, 10/15/31 ........................ United States 145,000 147,026
RTX Corp. ,
Senior Bond, 4.125%, 11/16/28 ....................... United States 445,000 443,358
Senior Bond, 5.15%, 2/27/33 ......................... United States 60,000 61,359
Senior Bond, 4.875%, 10/15/40 ....................... United States 65,000 61,304
Spirit AeroSystems, Inc. ,
b
Secured Note, 144A, 9.75%, 11/15/30 .................. United States 400,000 441,640
Senior Bond, 4.6%, 6/15/28 .......................... United States 445,000 437,756
b
Senior Secured Note, 144A, 9.375%, 11/30/29 ........... United States 95,000 100,915
b
TransDigm , Inc. ,
Senior Secured Note, 144A, 6.875%, 12/15/30 ........... United States 225,000 233,618
Senior Secured Note, 144A, 7.125%, 12/01/31 ........... United States 55,000 57,694

Putnam Asset Allocation Funds
Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Growth Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Aerospace & Defense (continued)
b
TransDigm, Inc., (continued)
Senior Secured Note, 144A, 6.625%, 3/01/32 ............ United States 160,000 $ 165,863
Senior Secured Note, 144A, 6%, 1/15/33 ................ United States 345,000 347,097
7,458,773
Automobile Components 0.0%
†
b
Adient Global Holdings Ltd. ,
Senior Note, 144A, 8.25%, 4/15/31 .................... United States 440,000 462,745
Senior Note, 144A, 7.5%, 2/15/33 ..................... United States 100,000 102,349
b
Dornoch Debt Merger Sub, Inc. , Senior Note , 144A, 6.625% ,
10/15/29 ........................................ United States 330,000 255,960
b,e
IHO Verwaltungs GmbH ,
Senior Secured Note, 144A, PIK, 7.75%, 11/15/30 ......... Germany 200,000 205,414
Senior Secured Note, 144A, PIK, 8%, 11/15/32 ........... Germany 200,000 204,711
1,231,179
Automobiles 0.1%
b
Hyundai Capital America ,
Senior Bond, 144A, 6.375%, 4/08/30 ................... United States 29,000 30,821
Senior Note, 144A, 4.875%, 11/01/27 .................. United States 215,000 216,037
Senior Note, 144A, 6.5%, 1/16/29 ..................... United States 465,000 490,589
Senior Note, 144A, 5.35%, 3/19/29 .................... United States 149,000 151,884
Senior Note, 144A, 4.55%, 9/26/29 .................... United States 55,000 54,524
Senior Note, 144A, 5.4%, 1/08/31 ..................... United States 74,000 75,633
1,019,488
Banks 0.8%
b
ABN AMRO Bank NV ,
Senior Non-Preferred Note, 144A, 4.988% to 12/02/27, FRN
thereafter, 12/03/28 ................................ Netherlands 300,000 304,129
Sub. Bond, 144A, 4.75%, 7/28/25 ..................... Netherlands 200,000 200,041
b
ANZ New Zealand Int'l Ltd. , Senior Bond , 144A, 3.45% , 7/17/27 New Zealand 200,000 197,006
b,f
Australia & New Zealand Banking Group Ltd. , Junior Sub. Bond ,
144A, 6.75% to 6/14/26, FRN thereafter , Perpetual ......... Australia 200,000 202,640
Banco Santander SA ,
Senior Non-Preferred Bond, 4.379%, 4/12/28 ............ Spain 200,000 199,575
Senior Non-Preferred Note, 1.722% to 9/13/26, FRN thereafter,
9/14/27 ......................................... Spain 200,000 193,241
Sub. Bond, 5.179%, 11/19/25 ........................ Spain 800,000 800,956
Sub. Bond, 3.225% to 8/21/31, FRN thereafter, 11/22/32 .... Spain 800,000 718,290
Bank of America Corp. ,
Senior Bond, 2.496% to 2/12/30, FRN thereafter, 2/13/31 ... United States 190,000 173,582
Senior Note, 1.734% to 7/21/26, FRN thereafter, 7/22/27 .... United States 1,055,000 1,025,654
Sub. Bond, 6.11%, 1/29/37 .......................... United States 1,030,000 1,088,370
Sub. Bond, 3.846% to 3/07/32, FRN thereafter, 3/08/37 ..... United States 1,350,000 1,235,772
L, Sub. Bond, 4.183%, 11/25/27 ...................... United States 270,000 268,973
Bank of Nova Scotia (The) , Junior Sub. Bond , 7.35% to 4/26/30,
FRN thereafter , 4/27/85 ............................. Canada 200,000 201,977
Barclays plc , Senior Note , 5.367% to 2/24/30, FRN thereafter ,
2/25/31 ......................................... United Kingdom 200,000 204,348
b
BNP Paribas SA ,
Sub. Bond, 144A, 4.375%, 5/12/26 .................... France 200,000 199,582
Sub. Bond, 144A, 2.588% to 8/11/30, FRN thereafter, 8/12/35 France 200,000 176,313
b
BPCE SA , Senior Non-Preferred Note , 144A, 5.975% to 1/17/26,
FRN thereafter , 1/18/27 ............................. France 535,000 538,695

Putnam Asset Allocation Funds
Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Growth Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Banks (continued)
b
CaixaBank SA ,
g
Senior Non-Preferred Note, 144A, 4.634% to 7/02/28, FRN
thereafter, 7/03/29 ................................. Spain 400,000 $ 401,085
Senior Non-Preferred Note, 144A, 5.673% to 3/14/29, FRN
thereafter, 3/15/30 ................................. Spain 200,000 206,899
Citigroup, Inc. ,
Senior Bond, 3.887% to 1/09/27, FRN thereafter, 1/10/28 ... United States 323,000 320,162
Senior Bond, 3.668% to 7/23/27, FRN thereafter, 7/24/28 ... United States 1,422,000 1,400,056
Senior Note, 5.61% to 9/28/25, FRN thereafter, 9/29/26 ..... United States 15,000 15,034
Sub. Bond, 4.45%, 9/29/27 .......................... United States 430,000 430,502
Sub. Bond, 4.75%, 5/18/46 .......................... United States 240,000 205,034
b
Commonwealth Bank of Australia , Senior Bond , 144A, 3.15% ,
9/19/27 ......................................... Australia 580,000 569,296
First-Citizens Bank & Trust Co. , Sub. Bond , 6.125% , 3/09/28 ...
United States 649,000 673,961
Huntington Bancshares, Inc. , Sub. Bond , 2.487% to 8/14/31, FRN
thereafter , 8/15/36 ................................. United States 361,000 303,390
ING Groep NV , Senior Note , 6.083% to 9/10/26, FRN thereafter ,
9/11/27 ......................................... Netherlands 240,000 244,460
JPMorgan Chase & Co. ,
f
KK, Junior Sub. Bond, 3.65% to 5/31/26, FRN thereafter,
Perpetual ....................................... United States 44,000 43,396
h
W, Junior Sub. Bond, FRN, 5.588%, (3-month SOFR +
1.262%), 5/15/47 ................................. United States 116,000 102,964
Senior Note, 6.07% to 10/21/26, FRN thereafter, 10/22/27 ... United States 570,000 582,540
Sub. Bond, 3.625%, 12/01/27 ........................ United States 1,350,000 1,332,109
Sub. Bond, 2.956% to 5/12/30, FRN thereafter, 5/13/31 ..... United States 700,000 647,469
Sub. Bond, 5.717% to 9/13/32, FRN thereafter, 9/14/33 ..... United States 743,000 774,689
Lloyds Banking Group plc , Sub. Bond , 4.65% , 3/24/26 ........
United Kingdom 215,000 214,838
Mitsubishi UFJ Financial Group, Inc. ,
Senior Bond, 3.85%, 3/01/26 ......................... Japan 255,000 254,247
Senior Note, 5.159% to 4/23/30, FRN thereafter, 4/24/31 .... Japan 355,000 363,598
Morgan Stanley Bank NA , Senior Note , 5.016% to 1/11/28, FRN
thereafter , 1/12/29 ................................. United States 470,000 477,411
NatWest Group plc , Senior Note , 5.847% to 3/01/26, FRN
thereafter , 3/02/27 ................................. United Kingdom 265,000 267,369
PNC Financial Services Group, Inc. (The) , Sub. Bond , 4.626% to
6/05/32, FRN thereafter , 6/06/33 ...................... United States 725,000 703,917
Royal Bank of Canada ,
Senior Note, 5.2%, 8/01/28 .......................... Canada 475,000 488,790
Sub. Bond, 4.65%, 1/27/26 .......................... Canada 285,000 284,949
Santander UK Group Holdings plc , Senior Note , 6.833% to
11/20/25, FRN thereafter , 11/21/26 ..................... United Kingdom 575,000 579,750
Toronto-Dominion Bank (The) , Sub. Bond , 3.625% to 9/14/26,
FRN thereafter , 9/15/31 ............................. Canada 435,000 430,175
Truist Bank , Sub. Bond , 4.632% , 9/17/29 ..................
United States 250,000 247,215
Truist Financial Corp. ,
Senior Note, 4.26% to 7/27/25, FRN thereafter, 7/28/26 ..... United States 310,000 309,880
Senior Note, 5.435% to 1/23/29, FRN thereafter, 1/24/30 .... United States 235,000 242,092
US Bancorp , Sub. Bond , 2.491% to 11/02/31, FRN thereafter ,
11/03/36 ........................................ United States 630,000 534,895
Wells Fargo & Co. ,
Senior Bond, 3.35% to 3/01/32, FRN thereafter, 3/02/33 .... United States 1,935,000 1,767,677
Senior Note, 4.54% to 8/14/25, FRN thereafter, 8/15/26 ..... United States 219,000 218,959
Senior Note, 5.574% to 7/24/28, FRN thereafter, 7/25/29 .... United States 235,000 242,685

Putnam Asset Allocation Funds
Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Growth Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Banks (continued)
Westpac Banking Corp. , Sub. Bond , 2.963% , 11/16/40 .......
Australia 170,000 $ 125,961
23,936,598
Biotechnology 0.1%
AbbVie, Inc. , Senior Note , 4.8% , 3/15/29 ..................
United States 355,000 362,048
Amgen, Inc. ,
Senior Bond, 4.663%, 6/15/51 ........................ United States 230,000 197,087
Senior Bond, 5.65%, 3/02/53 ......................... United States 51,000 49,830
Senior Bond, 5.75%, 3/02/63 ......................... United States 135,000 131,347
Senior Note, 5.15%, 3/02/28 ......................... United States 495,000 505,924
Senior Note, 5.25%, 3/02/30 ......................... United States 105,000 108,221
b
Grifols SA , Senior Note , Reg S, 3.875% , 10/15/28 ........... Spain 755,000 EUR 852,953
2,207,410
Broadline Retail 0.0%
†
Amazon.com, Inc. ,
Senior Bond, 2.1%, 5/12/31 .......................... United States 53,000 47,073
Senior Note, 3.15%, 8/22/27 ......................... United States 407,000 400,501
b
Kohl's Corp. , Senior Secured Note , 144A, 10% , 6/01/30 ...... United States 320,000 332,048
b
Match Group Holdings II LLC , Senior Note , 144A, 4.625% ,
6/01/28 ......................................... United States 226,000 220,695
b
Wayfair LLC ,
Senior Secured Note, 144A, 7.25%, 10/31/29 ............ United States 290,000 290,855
Senior Secured Note, 144A, 7.75%, 9/15/30 ............. United States 290,000 292,525
1,583,697
Building Products 0.0%
†
b
Builders FirstSource , Inc. ,
Senior Bond, 144A, 6.375%, 3/01/34 ................... United States 150,000 153,048
Senior Bond, 144A, 6.75%, 5/15/35 .................... United States 135,000 139,167
b
Camelot Return Merger Sub, Inc. , Senior Secured Note , 144A,
8.75% , 8/01/28 ................................... United States 275,000 253,820
b
EMRLD Borrower LP / Emerald Co-Issuer, Inc. , Senior Secured
Note , Reg S, 6.375% , 12/15/30 ....................... United States 100,000 EUR 124,048
b
JH North America Holdings, Inc. ,
Senior Secured Note, 144A, 5.875%, 1/31/31 ............ United States 35,000 35,328
Senior Secured Note, 144A, 6.125%, 7/31/32 ............ United States 145,000 147,498
Johnson Controls International plc ,
Senior Bond, 4.95%, 7/02/64 ......................... United States 250,000 209,136
Senior Note, 3.9%, 2/14/26 .......................... United States 202,000 201,221
b
Miter Brands Acquisition Holdco, Inc. / MIWD Borrower LLC ,
Senior Secured Note , 144A, 6.75% , 4/01/32 .............. United States 300,000 307,885
b
MIWD Holdco II LLC / MIWD Finance Corp. , Senior Note , 144A,
5.5% , 2/01/30 .................................... United States 320,000 304,997
b
Quikrete Holdings, Inc. ,
Senior Note, 144A, 6.75%, 3/01/33 .................... United States 100,000 103,245
Senior Secured Note, 144A, 6.375%, 3/01/32 ............ United States 205,000 210,934
b
Smyrna Ready Mix Concrete LLC , Senior Secured Note , 144A,
8.875% , 11/15/31 .................................. United States 275,000 288,537
b
Standard Building Solutions, Inc. , Senior Note , 144A, 6.5% ,
8/15/32 ......................................... United States 345,000 353,723
b
Standard Industries, Inc. ,
Senior Bond, 144A, 4.375%, 7/15/30 ................... United States 380,000 360,037
Senior Bond, 144A, 3.375%, 1/15/31 ................... United States 90,000 80,776

Putnam Asset Allocation Funds
Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Growth Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Building Products (continued)
b
Standard Industries, Inc., (continued)
Senior Note, Reg S, 2.25%, 11/21/26 .................. United States 200,000 EUR $ 233,460
3,506,860
Capital Markets 0.5%
Ares Capital Corp. ,
Senior Note, 3.875%, 1/15/26 ........................ United States 217,000 215,897
Senior Note, 2.15%, 7/15/26 ......................... United States 240,000 233,926
Senior Note, 7%, 1/15/27 ........................... United States 265,000 273,516
Senior Note, 2.875%, 6/15/27 ........................ United States 255,000 246,552
b
Aretec Group, Inc. , Senior Secured Note , 144A, 10% , 8/15/30 .. United States 100,000 110,017
b
Blackstone Holdings Finance Co. LLC , Senior Bond , 144A, 1.6% ,
3/30/31 ......................................... United States 120,000 102,571
Blackstone Private Credit Fund , Senior Note , 3.25% , 3/15/27 ..
United States 133,000 129,390
Deutsche Bank AG ,
Senior Non-Preferred Note, 2.311% to 11/15/26, FRN thereafter,
11/16/27 ........................................ Germany 150,000 145,581
Senior Preferred Note, 1.686%, 3/19/26 ................ Germany 835,000 819,714
b
Dresdner Funding Trust I , Junior Sub. Bond , 144A, 8.151% ,
6/30/31 ......................................... United States 100,000 110,567
Goldman Sachs Group, Inc. (The) , Senior Bond , 4.223% to
4/30/28, FRN thereafter , 5/01/29 ...................... United States 1,531,000 1,522,518
Intercontinental Exchange, Inc. ,
Senior Bond, 1.85%, 9/15/32 ......................... United States 140,000 116,315
Senior Note, 4%, 9/15/27 ........................... United States 104,000 103,569
b
Jane Street Group / JSG Finance, Inc. ,
Senior Secured Note, 144A, 6.125%, 11/01/32 ........... United States 715,000 722,273
Senior Secured Note, 144A, 6.75%, 5/01/33 ............. United States 230,000 236,631
Jefferies Financial Group, Inc. , Senior Note , 5.03% , 3/16/26 ...
United States 280,000 280,529
b
KKR Group Finance Co. III LLC , Senior Bond , 144A, 5.125% ,
6/01/44 ......................................... United States 160,000 145,973
LPL Holdings, Inc. ,
Senior Note, 6.75%, 11/17/28 ........................ United States 239,000 254,980
Senior Note, 5.2%, 3/15/30 .......................... United States 247,000 250,964
Moody's Corp. ,
Senior Bond, 2%, 8/19/31 ........................... United States 520,000 451,514
Senior Bond, 5%, 8/05/34 ........................... United States 165,000 166,939
Morgan Stanley ,
Senior Bond, 3.772% to 1/23/28, FRN thereafter, 1/24/29 ... United States 1,365,000 1,345,708
Senior Note, 5.123% to 1/31/28, FRN thereafter, 2/01/29 .... United States 475,000 483,400
Senior Note, 4.994% to 4/11/28, FRN thereafter, 4/12/29 .... United States 120,000 121,762
Sub. Bond, 3.95%, 4/23/27 .......................... United States 470,000 467,255
Sub. Bond, 5.297% to 4/19/32, FRN thereafter, 4/20/37 ..... United States 122,000 121,592
b
MSCI, Inc. , Senior Bond , 144A, 3.625% , 9/01/30 ............ United States 152,000 142,679
Nasdaq, Inc. ,
Senior Bond, 5.55%, 2/15/34 ......................... United States 35,000 36,480
Senior Note, 5.35%, 6/28/28 ......................... United States 137,000 141,096
b
Neuberger Berman Group LLC / Neuberger Berman Finance
Corp. , Senior Bond , 144A, 4.875% , 4/15/45 .............. United States 155,000 132,711
S&P Global, Inc. ,
Senior Bond, 2.5%, 12/01/29 ......................... United States 20,000 18,604
Senior Bond, 1.25%, 8/15/30 ......................... United States 87,000 74,936
Senior Note, 2.45%, 3/01/27 ......................... United States 120,000 116,823
b,g
Stonex Escrow Issuer LLC , Secured Note , 144A, 6.875% , 7/15/32 United States 215,000 217,336

Putnam Asset Allocation Funds
Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Growth Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Capital Markets (continued)
b
UBS Group AG ,
f
Junior Sub. Bond, Reg S, 6.875% to 8/06/25, FRN thereafter,
Perpetual ....................................... Switzerland 206,000 $ 206,319
Senior Bond, 144A, 3.869% to 1/11/28, FRN thereafter, 1/12/29 Switzerland 285,000 280,665
Senior Note, 144A, 1.305% to 2/01/26, FRN thereafter, 2/02/27 Switzerland 308,000 302,221
Senior Note, 144A, 5.428% to 2/07/29, FRN thereafter, 2/08/30 Switzerland 385,000 395,488
11,245,011
Chemicals 0.3%
b
Avient Corp. ,
Senior Note, 144A, 7.125%, 8/01/30 ................... United States 220,000 227,074
Senior Note, 144A, 6.25%, 11/01/31 ................... United States 120,000 121,197
Celanese US Holdings LLC ,
Senior Bond, 6.629%, 7/15/32 ........................ United States 205,000 215,060
Senior Note, 1.4%, 8/05/26 .......................... United States 170,000 163,984
Senior Note, 6.415%, 7/15/27 ........................ United States 512,000 530,559
b
Cerdia Finanz GmbH , Senior Secured Note , 144A, 9.375% ,
10/03/31 ........................................ Germany 265,000 275,327
CF Industries, Inc. ,
Senior Bond, 4.95%, 6/01/43 ......................... United States 520,000 462,914
b
Senior Bond, 144A, 4.5%, 12/01/26 .................... United States 280,000 280,259
Ecolab, Inc. , Senior Bond , 2.7% , 11/01/26 .................
United States 750,000 735,983
FMC Corp. , Sub. Bond , 8.45% to 10/31/30, FRN thereafter ,
11/01/55 ........................................ United States 270,000 276,986
b
Herens Holdco SARL , Senior Secured Note , 144A, 4.75% ,
5/15/28 ......................................... Luxembourg 200,000 179,656
Huntsman International LLC ,
Senior Bond, 4.5%, 5/01/29 .......................... United States 286,000 271,447
Senior Bond, 2.95%, 6/15/31 ......................... United States 130,000 109,492
International Flavors & Fragrances, Inc. ,
Senior Bond, 4.45%, 9/26/28 ......................... United States 251,000 251,008
b
Senior Bond, 144A, 2.3%, 11/01/30 .................... United States 41,000 36,249
Nutrien Ltd. ,
Senior Bond, 4.2%, 4/01/29 .......................... Canada 129,000 127,721
Senior Bond, 4.125%, 3/15/35 ........................ Canada 330,000 300,613
Senior Bond, 5.25%, 1/15/45 ......................... Canada 67,000 61,928
b
Olympus Water US Holding Corp. ,
Senior Secured Note, Reg S, 3.875%, 10/01/28 ........... United States 125,000 EUR 144,557
Senior Secured Note, 144A, 9.75%, 11/15/28 ............ United States 215,000 226,670
b
Rain Carbon, Inc. , Senior Secured Note , 144A, 12.25% , 9/01/29 United States 255,000 273,794
b
SCIH Salt Holdings, Inc. ,
Senior Note, 144A, 6.625%, 5/01/29 ................... United States 240,000 234,849
Senior Secured Note, 144A, 4.875%, 5/01/28 ............ United States 310,000 302,224
b
SCIL IV LLC / SCIL USA Holdings LLC , Senior Secured Note ,
144A, 5.375% , 11/01/26 ............................. United States 200,000 198,828
b
Vibrantz Technologies, Inc. , Senior Note , 144A, 9% , 2/15/30 ... United States 405,000 273,188
Westlake Corp. , Senior Bond , 2.875% , 8/15/41 .............
United States 202,000 135,999
b
WR Grace Holdings LLC , Senior Note , 144A, 5.625% , 8/15/29 . United States 185,000 167,633
6,585,199
Commercial Services & Supplies 0.1%
b
Allied Universal Holdco LLC , Senior Secured Note , 144A,
7.875% , 2/15/31 ................................... United States 370,000 386,865
b
Allied Universal Holdco LLC / Allied Universal Finance Corp. ,
Senior Note , 144A, 6% , 6/01/29 ....................... United States 390,000 379,657

Putnam Asset Allocation Funds
Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Growth Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Commercial Services & Supplies (continued)
b
Aramark Services, Inc. , Senior Bond , 144A, 5% , 2/01/28 ...... United States 343,000 $ 341,949
b
Clean Harbors, Inc. , Senior Note , 144A, 6.375% , 2/01/31 ..... United States 150,000 153,789
b
GFL Environmental, Inc. , Senior Secured Note , 144A, 6.75% ,
1/15/31 ......................................... United States 90,000 94,291
b
Madison IAQ LLC ,
Senior Note, 144A, 5.875%, 6/30/29 ................... United States 440,000 433,136
Senior Secured Note, 144A, 4.125%, 6/30/28 ............ United States 145,000 140,969
b
Prime Security Services Borrower LLC / Prime Finance, Inc. ,
Secured Note , 144A, 6.25% , 1/15/28 ................... United States 350,000 350,863
Republic Services, Inc. , Senior Note , 5% , 11/15/29 ..........
United States 820,000 843,720
b
RR Donnelley & Sons Co. , Senior Secured Note , 144A, 9.5% ,
8/01/29 ......................................... United States 460,000 460,347
b
Veritiv Operating Co. , Senior Secured Note , 144A, 10.5% ,
11/30/30 ........................................ United States 115,000 124,631
Waste Connections, Inc. ,
Senior Bond, 3.5%, 5/01/29 .......................... United States 265,000 259,384
Senior Bond, 3.2%, 6/01/32 .......................... United States 56,000 51,169
Senior Bond, 5%, 3/01/34 ........................... United States 115,000 116,274
Waste Management, Inc. , Senior Note , 4.875% , 2/15/29 ......
United States 403,000 412,983
b
Waste Pro USA, Inc. , Senior Note , 144A, 7% , 2/01/33 ........ United States 280,000 291,373
b
Wrangler Holdco Corp. , Senior Note , 144A, 6.625% , 4/01/32 ... Canada 120,000 125,022
4,966,422
Communications Equipment 0.0%
†
b
CommScope LLC , Senior Note , 144A, 7.125% , 7/01/28 ....... United States 230,000 226,215
Motorola Solutions, Inc. ,
Senior Bond, 2.3%, 11/15/30 ......................... United States 121,000 107,447
Senior Bond, 5.55%, 8/15/35 ......................... United States 365,000 372,293
Senior Note, 4.85%, 8/15/30 ......................... United States 138,000 139,526
845,481
Construction & Engineering 0.0%
†
b
Arcosa , Inc. , Senior Note , 144A, 6.875% , 8/15/32 ........... United States 130,000 134,998
Consumer Finance 0.4%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust ,
Senior Bond, 3.65%, 7/21/27 ......................... Ireland 600,000 591,115
Senior Bond, 3.3%, 1/30/32 .......................... Ireland 600,000 543,931
Senior Bond, 6.95% to 12/09/29, FRN thereafter, 3/10/55 ... Ireland 150,000 155,966
Senior Note, 4.875%, 4/01/28 ........................ Ireland 150,000 151,550
Ally Financial, Inc. ,
Senior Bond, 8%, 11/01/31 .......................... United States 562,000 640,205
Senior Note, 4.75%, 6/09/27 ......................... United States 250,000 251,479
Senior Note, 2.2%, 11/02/28 ......................... United States 200,000 184,511
American Express Co. ,
Senior Bond, 5.667% to 4/24/35, FRN thereafter, 4/25/36 ... United States 440,000 455,804
Senior Note, 5.098% to 2/15/27, FRN thereafter, 2/16/28 .... United States 265,000 268,104
Capital One Financial Corp. , Sub. Bond , 2.359% to 7/28/31, FRN
thereafter , 7/29/32 ................................. United States 926,000 785,552
b
Encore Capital Group, Inc. ,
Senior Secured Note, 144A, 9.25%, 4/01/29 ............. United States 200,000 212,937
Senior Secured Note, 144A, 8.5%, 5/15/30 .............. United States 425,000 456,203
b
FirstCash , Inc. , Senior Note , 144A, 6.875% , 3/01/32 ......... United States 675,000 699,329
Ford Motor Credit Co. LLC , Senior Note , 4.125% , 8/17/27 .....
United States 200,000 195,555
General Motors Financial Co., Inc. , Senior Note , 4.9% , 10/06/29
United States 254,000 253,668

Putnam Asset Allocation Funds
Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Growth Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Consumer Finance (continued)
b
Macquarie Airfinance Holdings Ltd. ,
Senior Note, 144A, 6.4%, 3/26/29 ..................... United Kingdom 35,000 $ 36,565
Senior Note, 144A, 5.15%, 3/17/30 .................... United Kingdom 75,000 75,010
Senior Note, 144A, 6.5%, 3/26/31 ..................... United Kingdom 50,000 52,955
OneMain Finance Corp. ,
Senior Bond, 5.375%, 11/15/29 ....................... United States 325,000 319,912
Senior Note, 7.5%, 5/15/31 .......................... United States 280,000 292,759
Senior Note, 7.125%, 11/15/31 ....................... United States 275,000 286,312
6,909,422
Consumer Staples Distribution & Retail 0.0%
†
b
7-Eleven, Inc. , Senior Note , 144A, 1.3% , 2/10/28 ............ United States 488,000 450,200
b
Alimentation Couche-Tard, Inc. ,
Senior Bond, 144A, 3.55%, 7/26/27 .................... Canada 240,000 236,237
Senior Bond, 144A, 2.95%, 1/25/30 .................... Canada 148,000 138,358
b
US Foods, Inc. ,
Senior Note, 144A, 7.25%, 1/15/32 .................... United States 70,000 73,801
Senior Note, 144A, 5.75%, 4/15/33 .................... United States 225,000 225,326
1,123,922
Containers & Packaging 0.1%
b
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal
Packaging Finance plc ,
Senior Note, Reg S, 3%, 9/01/29 ...................... United States 210,000 EUR 222,405
Senior Note, 144A, 4%, 9/01/29 ...................... United States 200,000 182,763
b
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc. ,
Senior Note, 144A, 5.25%, 8/15/27 .................... United States 265,000 118,385
Senior Secured Note, 144A, 4.125%, 8/15/26 ............ United States 240,000 225,528
Berry Global, Inc. ,
Senior Secured Note, 1.57%, 1/15/26 .................. United States 450,000 442,012
Senior Secured Note, 1.65%, 1/15/27 .................. United States 166,000 159,278
Senior Secured Note, 5.5%, 4/15/28 ................... United States 14,000 14,376
b
Senior Secured Note, 144A, 4.875%, 7/15/26 ............ United States 12,000 11,995
b
Clydesdale Acquisition Holdings, Inc. , Senior Secured Note ,
144A, 6.75% , 4/15/32 ............................... United States 340,000 349,144
b
Graham Packaging Co., Inc. , Senior Note , 144A, 7.125% , 8/15/28 United States 305,000 304,640
b
Graphic Packaging International LLC ,
Senior Note, Reg S, 2.625%, 2/01/29 .................. United States 180,000 EUR 203,515
Senior Note, 144A, 3.5%, 3/01/29 ..................... United States 150,000 141,582
b
Intelligent Packaging Ltd. Finco , Inc. / Intelligent Packaging Ltd.
Co-Issuer LLC , Senior Secured Note , 144A, 6% , 9/15/28 .... Canada 640,000 640,000
b
Mauser Packaging Solutions Holding Co. ,
Secured Note, 144A, 9.25%, 4/15/27 ................... United States 230,000 228,556
Senior Secured Note, 144A, 7.875%, 4/15/27 ............ United States 320,000 325,646
b
Toucan FinCo Ltd. / Toucan FinCo Can, Inc. / Toucan FinCo US
LLC , Senior Secured Note , 144A, 9.5% , 5/15/30 ........... Canada 540,000 552,462
WestRock MWV LLC ,
Senior Bond, 8.2%, 1/15/30 .......................... United States 305,000 349,672
Senior Bond, 7.95%, 2/15/31 ......................... United States 106,000 122,934
4,594,893
Distributors 0.0%
†
b
American Builders & Contractors Supply Co., Inc. ,
Senior Note, 144A, 3.875%, 11/15/29 .................. United States 265,000 250,881
Senior Secured Note, 144A, 4%, 1/15/28 ................ United States 180,000 176,178

Putnam Asset Allocation Funds
Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Growth Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Distributors (continued)
b
RB Global Holdings, Inc. , Senior Note , 144A, 7.75% , 3/15/31 .. Canada 190,000 $ 199,977
627,036
Diversified Consumer Services 0.0%
†
Service Corp. International , Senior Bond , 3.375% , 8/15/30 ....
United States 65,000 59,790
Diversified REITs 0.1%
GLP Capital LP / GLP Financing II, Inc. ,
Senior Bond, 3.25%, 1/15/32 ......................... United States 175,000 154,156
Senior Note, 5.375%, 4/15/26 ........................ United States 96,000 96,081
VICI Properties LP ,
Senior Note, 4.75%, 2/15/28 ......................... United States 411,000 413,426
Senior Note, 5.125%, 11/15/31 ....................... United States 330,000 330,641
b
VICI Properties LP / VICI Note Co., Inc. , Senior Note , 144A,
3.75% , 2/15/27 ................................... United States 154,000 151,696
1,146,000
Diversified Telecommunication Services 0.3%
b
Altice France SA ,
Senior Secured Note, 144A, 5.5%, 1/15/28 .............. France 200,000 168,500
Senior Secured Note, 144A, 5.125%, 7/15/29 ............ France 200,000 165,500
Senior Secured Note, 144A, 5.5%, 10/15/29 ............. France 275,000 228,250
AT&T, Inc. ,
Senior Bond, 2.55%, 12/01/33 ........................ United States 476,000 398,539
Senior Bond, 4.75%, 5/15/46 ......................... United States 547,000 478,012
Senior Bond, 3.55%, 9/15/55 ......................... United States 1,018,000 687,442
Senior Note, 4.1%, 2/15/28 .......................... United States 210,000 209,170
b
CCO Holdings LLC / CCO Holdings Capital Corp. ,
Senior Bond, 144A, 5.375%, 6/01/29 ................... United States 110,000 109,674
Senior Bond, 144A, 4.75%, 3/01/30 .................... United States 1,545,000 1,497,951
Senior Bond, 144A, 4.25%, 2/01/31 .................... United States 180,000 168,265
Senior Bond, 144A, 4.75%, 2/01/32 .................... United States 285,000 270,508
Deutsche Telekom International Finance BV , Senior Bond , 8.75% ,
6/15/30 ......................................... Germany 195,000 230,294
b
Frontier Communications Holdings LLC ,
Senior Secured Note, 144A, 5.875%, 10/15/27 ........... United States 205,000 205,206
Senior Secured Note, 144A, 8.75%, 5/15/30 ............. United States 200,000 209,344
b
Iliad Holding SASU , Senior Secured Note , 144A, 7% , 4/15/32 .. France 230,000 235,941
Sprint Capital Corp. , Senior Bond , 6.875% , 11/15/28 .........
United States 271,000 290,996
Telefonica Emisiones SA , Senior Bond , 4.895% , 3/06/48 ......
Spain 520,000 437,407
Verizon Communications, Inc. ,
Senior Bond, 4.4%, 11/01/34 ......................... United States 335,000 318,074
Senior Bond, 3.7%, 3/22/61 .......................... United States 487,000 336,412
b
Senior Bond, 144A, 5.401%, 7/02/37 ................... United States 1,273,000 1,281,287
Senior Note, 2.1%, 3/22/28 .......................... United States 216,000 204,703
b
Virgin Media Secured Finance plc , Senior Secured Bond , 144A,
4.5% , 8/15/30 .................................... United Kingdom 200,000 186,003
8,317,478
Electric Utilities 0.3%
American Electric Power Co., Inc. , J , Senior Bond , 4.3% ,
12/01/28 ........................................ United States 510,000 510,478
b
American Transmission Systems, Inc. , Senior Bond , 144A,
2.65% , 1/15/32 ................................... United States 95,000 83,648
b
California Buyer Ltd. / Atlantica Sustainable Infrastructure plc ,
Senior Note , 144A, 6.375% , 2/15/32 .................... United Kingdom 320,000 320,806

Putnam Asset Allocation Funds
Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Growth Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Electric Utilities (continued)
Duke Energy Carolinas LLC , Senior Bond , 4.95% , 1/15/33 ....
United States 45,000 $ 45,810
Duke Energy Corp. ,
Senior Bond, 3.15%, 8/15/27 ......................... United States 445,000 436,141
Senior Bond, 4.2%, 6/15/49 .......................... United States 350,000 273,338
Duke Energy Indiana LLC , Senior Bond , 6.45% , 4/01/39 ......
United States 80,000 87,719
Duke Energy Ohio, Inc. , Senior Bond , 3.65% , 2/01/29 ........
United States 191,000 187,419
Evergy Kansas Central, Inc. , Senior Bond , 5.7% , 3/15/53 .....
United States 110,000 108,692
b
Evergy Missouri West, Inc. , Senior Note , 144A, 5.15% , 12/15/27 United States 330,000 335,914
Eversource Energy , Senior Note , 5.45% , 3/01/28 ............
United States 50,000 51,311
IPALCO Enterprises, Inc. , Senior Secured Note , 4.25% , 5/01/30
United States 140,000 134,498
NextEra Energy Capital Holdings, Inc. , Senior Bond , 5.45% ,
3/15/35 ......................................... United States 895,000 912,735
b
NRG Energy, Inc. ,
f
Junior Sub. Bond, 144A, 10.25% to 3/14/28, FRN thereafter,
Perpetual ....................................... United States 265,000 294,434
Senior Bond, 144A, 6.25%, 11/01/34 ................... United States 310,000 316,037
Oncor Electric Delivery Co. LLC ,
Senior Secured Bond, 5.3%, 6/01/42 ................... United States 45,000 43,064
Senior Secured Bond, 3.75%, 4/01/45 .................. United States 405,000 311,775
Pacific Gas and Electric Co. ,
Senior Note, 2.1%, 8/01/27 .......................... United States 50,000 47,370
Senior Note, 6.1%, 1/15/29 .......................... United States 570,000 590,758
Senior Note, 5.55%, 5/15/29 ......................... United States 435,000 442,167
PG&E Corp. ,
Junior Sub. Bond, 7.375% to 3/14/30, FRN thereafter, 3/15/55 United States 180,000 170,914
Senior Secured Bond, 5.25%, 7/01/30 .................. United States 380,000 362,241
Public Service Electric and Gas Co. , Senior Bond , 5.5% , 3/01/40
United States 75,000 76,258
Southern Co. (The) , Senior Note , 5.5% , 3/15/29 ............
United States 295,000 307,217
b
Vistra Operations Co. LLC ,
Senior Note, 144A, 5%, 7/31/27 ...................... United States 150,000 149,916
Senior Note, 144A, 7.75%, 10/15/31 ................... United States 330,000 350,973
Senior Note, 144A, 6.875%, 4/15/32 ................... United States 185,000 193,534
Senior Secured Bond, 144A, 4.3%, 7/15/29 .............. United States 212,000 208,964
Senior Secured Bond, 144A, 6%, 4/15/34 ............... United States 105,000 109,130
Senior Secured Note, 144A, 5.05%, 12/30/26 ............ United States 85,000 85,469
Wisconsin Electric Power Co. , Senior Bond , 4.6% , 10/01/34 ...
United States 183,000 181,214
7,729,944
Electrical Equipment 0.0%
†
b
Energizer Gamma Acquisition BV , Senior Note , Reg S, 3.5% ,
6/30/29 ......................................... United States 220,000 EUR 248,192
b
Sensata Technologies BV , Senior Note , 144A, 5.875% , 9/01/30 . United States 260,000 260,564
508,756
Electronic Equipment, Instruments & Components 0.0%
†
CDW LLC / CDW Finance Corp. , Senior Note , 3.25% , 2/15/29 ..
United States 295,000 279,672
b
TTM Technologies, Inc. , Senior Note , 144A, 4% , 3/01/29 ...... United States 430,000 411,232
690,904
Energy Equipment & Services 0.0%
†
b
Aris Water Holdings LLC , Senior Note , 144A, 7.25% , 4/01/30 .. United States 325,000 335,581
b
Nabors Industries, Inc. , Senior Note , 144A, 8.875% , 8/15/31 ... United States 455,000 338,337
b
Precision Drilling Corp. ,
Senior Note, 144A, 7.125%, 1/15/26 ................... Canada 80,000 80,289

Putnam Asset Allocation Funds
Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Growth Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Energy Equipment & Services (continued)
b
Precision Drilling Corp., (continued)
Senior Note, 144A, 6.875%, 1/15/29 ................... Canada 180,000 $ 177,962
b
Transocean Aquila Ltd. , Senior Secured Note , 144A, 8% , 9/30/28 United States 61,154 61,800
b
Transocean Poseidon Ltd. , Senior Secured Note , 144A, 6.875% ,
2/01/27 ......................................... United States 136,500 136,813
b
Transocean Titan Financing Ltd. , Senior Secured Note , 144A,
8.375% , 2/01/28 ................................... United States 144,762 147,152
Transocean, Inc. ,
Senior Bond, 6.8%, 3/15/38 .......................... United States 380,000 267,538
b
Senior Secured Note, 144A, 8.75%, 2/15/30 ............. United States 92,000 94,683
b
Weatherford International Ltd. , Senior Note , 144A, 8.625% ,
4/30/30 ......................................... United States 270,000 278,475
1,918,630
Entertainment 0.1%
b
Banijay Entertainment SAS , Senior Secured Note , 144A, 8.125% ,
5/01/29 ......................................... France 665,000 690,474
b
Cinemark USA, Inc. , Senior Note , 144A, 5.25% , 7/15/28 ...... United States 225,000 224,096
b
Live Nation Entertainment, Inc. , Senior Secured Note , 144A,
6.5% , 5/15/27 .................................... United States 120,000 121,854
Netflix, Inc. ,
Senior Bond, 5.875%, 11/15/28 ....................... United States 155,000 163,431
b
Senior Bond, Reg S, 3.875%, 11/15/29 ................. United States 515,000 EUR 634,179
b
Senior Bond, 144A, 5.375%, 11/15/29 .................. United States 562,000 587,275
b
Pinewood Finco plc , Senior Secured Note , 144A, 6% , 3/27/30 .. United Kingdom 260,000 GBP 353,700
Walt Disney Co. (The) ,
Senior Bond, 7.75%, 12/01/45 ........................ United States 194,000 244,742
Senior Note, 2.2%, 1/13/28 .......................... United States 78,000 74,817
Warnermedia Holdings, Inc. , Senior Note , 3.755% , 3/15/27 ....
United States 50,000 46,661
3,141,229
Financial Services 0.1%
b
Benteler International AG , Senior Secured Note , 144A, 10.5% ,
5/15/28 ......................................... Austria 380,000 400,278
b
Boost Newco Borrower LLC , Senior Secured Note , 144A, 7.5% ,
1/15/31 ......................................... United States 275,000 292,112
Corebridge Financial, Inc. , Senior Note , 3.85% , 4/05/29 .......
United States 230,000 225,456
b
Freedom Mortgage Corp. , Senior Note , 144A, 12.25% , 10/01/30 United States 250,000 277,422
b
Freedom Mortgage Holdings LLC , Senior Note , 144A, 8.375% ,
4/01/32 ......................................... United States 460,000 465,323
b
GGAM Finance Ltd. , Senior Note , 144A, 8% , 2/15/27 ........ Ireland 105,000 108,333
Global Payments, Inc. , Senior Note , 2.15% , 1/15/27 .........
United States 42,000 40,643
b
Jefferson Capital Holdings LLC ,
Senior Note, 144A, 9.5%, 2/15/29 ..................... United States 370,000 391,584
Senior Note, 144A, 8.25%, 5/15/30 .................... United States 230,000 238,496
b
Nationstar Mortgage Holdings, Inc. ,
Senior Bond, 144A, 5.75%, 11/15/31 ................... United States 700,000 711,474
Senior Note, 144A, 7.125%, 2/01/32 ................... United States 290,000 301,422
b
Petronas Capital Ltd. , Senior Note , 144A, 4.95% , 1/03/31 ..... Malaysia 330,000 336,898
b
PHH Escrow Issuer LLC / PHH Corp. , Senior Note , 144A,
9.875% , 11/01/29 .................................. United States 640,000 638,970
b
PRA Group, Inc. , Senior Note , 144A, 8.875% , 1/31/30 ........ United States 570,000 588,154
b
Rocket Cos., Inc. , Senior Note , 144A, 6.375% , 8/01/33 ....... United States 350,000 358,558

Putnam Asset Allocation Funds
Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Growth Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Financial Services (continued)
b
Shift4 Payments LLC / Shift4 Payments Finance Sub, Inc. , Senior
Note , 144A, 5.5% , 5/15/33 ........................... United States 100,000 EUR $ 122,148
5,497,271
Food Products 0.1%
b,e
Chobani Holdco II LLC , Senior Note , 144A, PIK, 8.75% , 10/01/29 United States 109,405 114,805
b
Chobani LLC / Chobani Finance Corp., Inc. , Senior Note , 144A,
7.625% , 7/01/29 ................................... United States 290,000 302,560
JBS USA Holding Lux SARL / JBS USA Food Co. / JBS Lux Co.
SARL , Senior Note , 3% , 2/02/29 ...................... United States 128,000 121,685
b,g
JBS USA Holding Lux SARL / JBS USA Foods Group Holdings,
Inc. / JBS USA Food Co. , Senior Bond , 144A, 5.5% , 1/15/36 . United States 550,000 551,152
b
JDE Peet's NV , Senior Note , 144A, 1.375% , 1/15/27 ......... Netherlands 150,000 142,772
Kellanova ,
Senior Bond, 4.5%, 4/01/46 .......................... United States 14,000 12,002
B, Senior Bond, 7.45%, 4/01/31 ....................... United States 62,000 71,071
Kraft Heinz Foods Co. , Senior Note , 3% , 6/01/26 ............
United States 135,000 133,268
b
Mars, Inc. ,
Senior Bond, 144A, 5.65%, 5/01/45 .................... United States 55,000 55,165
Senior Bond, 144A, 5.7%, 5/01/55 ..................... United States 45,000 44,922
Senior Bond, 144A, 5.8%, 5/01/65 ..................... United States 25,000 24,977
Senior Note, 144A, 4.6%, 3/01/28 ..................... United States 440,000 443,668
Senior Note, 144A, 4.65%, 4/20/31 .................... United States 32,000 32,426
Senior Note, 144A, 5%, 3/01/32 ...................... United States 445,000 451,141
Senior Note, 144A, 5.2%, 3/01/35 ..................... United States 60,000 60,749
2,562,363
Gas Utilities 0.0%
†
Southern California Gas Co. , Senior Bond , 5.05% , 9/01/34 ....
United States 185,000 186,336
Ground Transportation 0.1%
b
Ashtead Capital, Inc. ,
Senior Bond, 144A, 4.375%, 8/15/27 ................... United Kingdom 555,000 552,974
Senior Bond, 144A, 2.45%, 8/12/31 .................... United Kingdom 200,000 172,699
b,g
Beacon Mobility Corp. , Senior Secured Note , 144A, 7.25% ,
8/01/30 ......................................... United States 200,000 204,364
Canadian Pacific Railway Co. , Senior Note , 1.75% , 12/02/26 ...
Canada 645,000 622,677
CSX Corp. , Senior Bond , 4.1% , 3/15/44 ..................
United States 240,000 200,179
b
ERAC USA Finance LLC , Senior Bond , 144A, 3.3% , 12/01/26 .. United States 129,000 127,175
b
Penske Truck Leasing Co. LP / PTL Finance Corp. ,
Senior Bond, 144A, 3.4%, 11/15/26 .................... United States 113,000 111,296
Senior Note, 144A, 4.4%, 7/01/27 ..................... United States 145,000 144,835
Ryder System, Inc. , Senior Note , 4.95% , 9/01/29 ............
United States 325,000 330,874
b
SMBC Aviation Capital Finance DAC ,
Senior Bond, 144A, 5.7%, 7/25/33 ..................... Ireland 200,000 205,173
Senior Note, 144A, 5.3%, 4/03/29 ..................... Ireland 470,000 479,866
b
Watco Cos. LLC / Watco Finance Corp. , Senior Note , 144A,
7.125% , 8/01/32 ................................... United States 395,000 413,192
3,565,304
Health Care Equipment & Supplies 0.0%
†
b
Bausch + Lomb Corp. ,
Senior Secured Note, 144A, 8.375%, 10/01/28 ........... United States 180,000 188,100
h
Senior Secured Note, 144A, FRN, 5.872%, (3-month EURIBOR
+ 7.75%), 1/15/31 ................................. United States 200,000 EUR 237,510
Becton Dickinson & Co. , Senior Bond , 2.823% , 5/20/30 .......
United States 372,000 344,503

Putnam Asset Allocation Funds
Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Growth Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Health Care Equipment & Supplies (continued)
DH Europe Finance II SARL , Senior Bond , 3.4% , 11/15/49 ....
United States 155,000 $ 110,335
GE HealthCare Technologies, Inc. ,
Senior Note, 5.65%, 11/15/27 ........................ United States 110,000 113,358
Senior Note, 4.8%, 8/14/29 .......................... United States 270,000 274,036
b
Insulet Corp. , Senior Note , 144A, 6.5% , 4/01/33 ............ United States 100,000 104,329
b
Medline Borrower LP ,
Senior Note, 144A, 5.25%, 10/01/29 ................... United States 180,000 178,728
Senior Secured Note, 144A, 3.875%, 4/01/29 ............ United States 305,000 292,781
1,843,680
Health Care Providers & Services 0.5%
Centene Corp. , Senior Bond , 3% , 10/15/30 ................
United States 220,000 196,717
b
CHS/Community Health Systems, Inc. ,
Senior Secured Note, 144A, 5.625%, 3/15/27 ............ United States 180,000 177,409
Senior Secured Note, 144A, 5.25%, 5/15/30 ............. United States 530,000 470,480
Senior Secured Note, 144A, 10.875%, 1/15/32 ........... United States 245,000 259,973
b
Concentra Health Services, Inc. , Senior Note , 144A, 6.875% ,
7/15/32 ......................................... United States 265,000 274,703
CVS Health Corp. ,
Junior Sub. Bond, 7% to 3/09/30, FRN thereafter, 3/10/55 ... United States 440,000 454,920
Senior Bond, 4.78%, 3/25/38 ......................... United States 140,000 128,568
b
DaVita, Inc. ,
Senior Note, 144A, 6.875%, 9/01/32 ................... United States 695,000 720,580
Senior Note, 144A, 6.75%, 7/15/33 .................... United States 55,000 56,827
HCA, Inc. ,
Senior Bond, 4.5%, 2/15/27 .......................... United States 76,000 76,032
Senior Bond, 4.125%, 6/15/29 ........................ United States 118,000 115,967
Senior Note, 5.45%, 4/01/31 ......................... United States 400,000 412,585
Senior Note, 3.625%, 3/15/32 ........................ United States 410,000 378,342
Humana, Inc. , Senior Note , 5.75% , 3/01/28 ................
United States 250,000 258,102
Icon Investments Six DAC , Senior Secured Note , 5.809% ,
5/08/27 ......................................... United States 215,000 219,576
b
Kedrion SpA , Senior Secured Note , 144A, 6.5% , 9/01/29 ...... Italy 540,000 518,610
Tenet Healthcare Corp. ,
Senior Secured Note, 5.125%, 11/01/27 ................ United States 550,000 549,477
Senior Secured Note, 4.25%, 6/01/29 .................. United States 215,000 208,674
Senior Secured Note, 6.125%, 6/15/30 ................. United States 345,000 351,429
UnitedHealth Group, Inc. ,
Senior Bond, 3.95%, 10/15/42 ........................ United States 245,000 198,867
Senior Note, 3.85%, 6/15/28 ......................... United States 740,000 733,867
6,761,705
Health Care REITs 0.0%
†
b
MPT Operating Partnership LP / MPT Finance Corp. , Senior
Secured Note , 144A, 8.5% , 2/15/32 .................... United States 600,000 628,417
Health Care Technology 0.1%
b
AthenaHealth Group, Inc. , Senior Note , 144A, 6.5% , 2/15/30 ... United States 405,000 399,012
b
IQVIA, Inc. , Senior Note , 144A, 6.25% , 6/01/32 ............. United States 735,000 755,189
1,154,201
Hotel & Resort REITs 0.0%
†
b
RHP Hotel Properties LP / RHP Finance Corp. ,
Senior Note, 144A, 7.25%, 7/15/28 .................... United States 80,000 82,864
Senior Note, 144A, 6.5%, 4/01/32 ..................... United States 330,000 339,610

Putnam Asset Allocation Funds
Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Growth Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Hotel & Resort REITs (continued)
b
RHP Hotel Properties LP / RHP Finance Corp., (continued)
Senior Note, 144A, 6.5%, 6/15/33 ..................... United States 165,000 $ 169,846
b
XHR LP , Senior Note , 144A, 6.625% , 5/15/30 .............. United States 95,000 96,911
689,231
Hotels, Restaurants & Leisure 0.4%
b
1011778 BC ULC / New Red Finance, Inc. , Secured Bond , 144A,
4% , 10/15/30 ..................................... Canada 300,000 279,875
b
Boyd Gaming Corp. , Senior Bond , 144A, 4.75% , 6/15/31 ...... United States 480,000 460,354
b
Caesars Entertainment, Inc. ,
Senior Note, 144A, 4.625%, 10/15/29 .................. United States 500,000 477,590
Senior Note, 144A, 6%, 10/15/32 ..................... United States 140,000 137,387
Senior Secured Note, 144A, 7%, 2/15/30 ................ United States 405,000 419,664
Senior Secured Note, 144A, 6.5%, 2/15/32 .............. United States 50,000 51,337
b
Carnival Corp. ,
Senior Note, 144A, 5.75%, 3/01/27 .................... United States 380,000 383,375
Senior Note, 144A, 5.75%, 3/15/30 .................... United States 284,000 288,989
Senior Note, 144A, 5.875%, 6/15/31 ................... United States 320,000 326,200
Senior Note, 144A, 6.125%, 2/15/33 ................... United States 155,000 158,685
Senior Secured Note, 144A, 4%, 8/01/28 ................ United States 375,000 367,266
b
Churchill Downs, Inc. , Senior Note , 144A, 5.75% , 4/01/30 ..... United States 275,000 276,075
b
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co.,
Inc. , Senior Note , 144A, 6.75% , 1/15/30 ................. United States 410,000 378,679
b
Great Canadian Gaming Corp. / Raptor LLC , Senior Secured
Note , 144A, 8.75% , 11/15/29 ......................... Canada 225,000 220,393
Hyatt Hotels Corp. ,
Senior Bond, 4.85%, 3/15/26 ......................... United States 337,000 337,153
Senior Note, 5.75%, 1/30/27 ......................... United States 184,000 187,859
b
Light & Wonder International, Inc. ,
Senior Note, 144A, 7.25%, 11/15/29 ................... United States 415,000 427,816
Senior Note, 144A, 7.5%, 9/01/31 ..................... United States 55,000 57,587
Marriott International, Inc. , GG , Senior Bond , 3.5% , 10/15/32 ...
United States 430,000 391,108
b
NCL Corp. Ltd. ,
Senior Note, 144A, 7.75%, 2/15/29 .................... United States 170,000 180,864
Senior Note, 144A, 6.75%, 2/01/32 .................... United States 120,000 122,670
Senior Secured Note, 144A, 8.125%, 1/15/29 ............ United States 120,000 126,577
b
Penn Entertainment, Inc. , Senior Note , 144A, 5.625% , 1/15/27 . United States 295,000 294,310
b
Royal Caribbean Cruises Ltd. ,
Senior Note, 144A, 5.625%, 9/30/31 ................... United States 215,000 216,448
Senior Note, 144A, 6.25%, 3/15/32 .................... United States 60,000 61,710
Senior Note, 144A, 6%, 2/01/33 ...................... United States 485,000 494,653
b
Scientific Games Holdings LP / Scientific Games US FinCo , Inc. ,
Senior Note , 144A, 6.625% , 3/01/30 .................... United States 285,000 274,876
b
Six Flags Entertainment Corp. , Senior Note , 144A, 7.25% ,
5/15/31 ......................................... United States 325,000 334,201
b
Six Flags Entertainment Corp. / Six Flags Theme Parks, Inc.
/ Canada's Wonderland Co. , Senior Secured Note , 144A,
6.625% , 5/01/32 ................................... United States 130,000 134,168
b
Station Casinos LLC , Senior Note , 144A, 6.625% , 3/15/32 ..... United States 195,000 199,512
b
Viking Cruises Ltd. ,
Senior Note, 144A, 7%, 2/15/29 ...................... United States 120,000 121,127
Senior Note, 144A, 9.125%, 7/15/31 ................... United States 305,000 328,676
b
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp. ,
Senior Bond, 144A, 5.125%, 10/01/29 .................. United States 310,000 307,972
Senior Note, 144A, 7.125%, 2/15/31 ................... United States 470,000 501,530
9,326,686

Putnam Asset Allocation Funds
Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Growth Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Household Durables 0.0%
†
DR Horton, Inc. ,
Senior Bond, 5%, 10/15/34 .......................... United States 135,000 $ 133,556
Senior Note, 1.3%, 10/15/26 ......................... United States 590,000 567,432
b
LGI Homes, Inc. , Senior Note , 144A, 8.75% , 12/15/28 ........ United States 365,000 379,660
Newell Brands, Inc. ,
Senior Note, 6.375%, 5/15/30 ........................ United States 115,000 112,162
Senior Note, 6.625%, 5/15/32 ........................ United States 160,000 153,033
b
Senior Note, 144A, 8.5%, 6/01/28 ..................... United States 170,000 178,961
b
Taylor Morrison Communities, Inc. ,
Senior Bond, 144A, 5.125%, 8/01/30 ................... United States 210,000 209,401
Senior Note, 144A, 5.875%, 6/15/27 ................... United States 110,000 111,928
Senior Note, 144A, 5.75%, 1/15/28 .................... United States 135,000 137,120
Toll Brothers Finance Corp. , Senior Bond , 4.35% , 2/15/28 .....
United States 123,000 122,392
b
Weekley Homes LLC / Weekley Finance Corp. , Senior Note ,
144A, 4.875% , 9/15/28 .............................. United States 240,000 232,615
2,338,260
Household Products 0.0%
†
b
Energizer Holdings, Inc. , Senior Note , 144A, 4.375% , 3/31/29 .. United States 120,000 113,605
Independent Power and Renewable Electricity Producers 0.0%
†
b
AES Andes SA , Senior Note , 144A, 6.25% , 3/14/32 .......... Chile 200,000 204,202
AES Corp. (The) ,
Senior Note, 1.375%, 1/15/26 ........................ United States 188,000 184,447
Senior Note, 5.45%, 6/01/28 ......................... United States 145,000 148,212
Senior Note, 2.45%, 1/15/31 ......................... United States 230,000 201,190
b
Calpine Corp. , Senior Bond , 144A, 5% , 2/01/31 ............. United States 195,000 193,038
Constellation Energy Generation LLC , Senior Note , 5.6% , 3/01/28
United States 235,000 243,228
b,f
Vistra Corp. ,
Junior Sub. Bond, 144A, 8% to 10/14/26, FRN thereafter,
Perpetual ....................................... United States 135,000 138,358
Junior Sub. Bond, 144A, 7% to 12/14/26, FRN thereafter,
Perpetual ....................................... United States 185,000 187,345
1,500,020
Industrial Conglomerates 0.0%
†
Honeywell International, Inc. , Senior Bond , 3.812% , 11/21/47 ..
United States 155,000 120,120
Industrial REITs 0.0%
†
Prologis LP ,
Senior Bond, 2.25%, 4/15/30 ......................... United States 113,000 102,786
Senior Note, 2.125%, 4/15/27 ........................ United States 47,000 45,444
Senior Note, 1.75%, 2/01/31 ......................... United States 320,000 277,717
425,947
Insurance 0.2%
b
Acrisure LLC / Acrisure Finance, Inc. ,
Senior Note, 144A, 8.5%, 6/15/29 ..................... United States 335,000 349,593
Senior Secured Note, 144A, 7.5%, 11/06/30 ............. United States 335,000 346,284
b
AEGON Funding Co. LLC , Senior Note , 144A, 5.5% , 4/16/27 .. Netherlands 220,000 222,762
b
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer ,
Senior Note, 144A, 5.875%, 11/01/29 .................. United States 415,000 409,393
Senior Note, 144A, 7.375%, 10/01/32 .................. United States 100,000 103,206
Senior Secured Note, 144A, 7%, 1/15/31 ................ United States 440,000 455,473
b
Athene Global Funding ,
Secured Note, 144A, 5.349%, 7/09/27 .................. United States 375,000 380,952

Putnam Asset Allocation Funds
Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Growth Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Insurance (continued)
b
Athene Global Funding, (continued)
Secured Note, 144A, 1.985%, 8/19/28 .................. United States 440,000 $ 406,251
Secured Note, 144A, 5.526%, 7/11/31 .................. United States 245,000 250,469
Berkshire Hathaway Finance Corp. ,
Senior Bond, 4.3%, 5/15/43 .......................... United States 90,000 79,330
Senior Bond, 2.85%, 10/15/50 ........................ United States 375,000 242,216
Brown & Brown, Inc. ,
Senior Note, 4.7%, 6/23/28 .......................... United States 110,000 110,961
Senior Note, 4.9%, 6/23/30 .......................... United States 271,000 273,672
CNO Financial Group, Inc. , Senior Note , 5.25% , 5/30/29 ......
United States 210,000 211,953
b
CNO Global Funding ,
Secured Note, 144A, 4.875%, 12/10/27 ................. United States 130,000 131,074
Secured Note, 144A, 2.65%, 1/06/29 ................... United States 210,000 196,312
Secured Note, 144A, 4.95%, 9/09/29 ................... United States 261,000 263,847
b
Corebridge Global Funding , Secured Note , 144A, 5.2% , 6/24/29 United States 160,000 163,825
Fairfax Financial Holdings Ltd. , Senior Note , 4.85% , 4/17/28 ...
Canada 468,000 472,292
b
HUB International Ltd. , Senior Secured Note , 144A, 7.25% ,
6/15/30 ......................................... United States 320,000 334,646
b
Jones Deslauriers Insurance Management, Inc. ,
Senior Note, 144A, 10.5%, 12/15/30 ................... Canada 300,000 319,988
Senior Secured Note, 144A, 8.5%, 3/15/30 .............. Canada 130,000 137,886
Marsh & McLennan Cos., Inc. ,
Senior Bond, 4.375%, 3/15/29 ........................ United States 212,000 212,894
Senior Bond, 4.9%, 3/15/49 .......................... United States 175,000 158,279
b
Protective Life Global Funding , Secured Note , 144A, 5.467% ,
12/08/28 ........................................ United States 305,000 315,741
6,549,299
Interactive Media & Services 0.1%
Meta Platforms, Inc. , Senior Bond , 5.4% , 8/15/54 ...........
United States 385,000 375,739
b
Snap, Inc. , Senior Note , 144A, 6.875% , 3/01/33 ............ United States 715,000 734,127
1,109,866
IT Services 0.0%
†
b
Ahead DB Holdings LLC , Senior Note , 144A, 6.625% , 5/01/28 .. United States 175,000 175,653
b
Cogent Communications Group LLC / Cogent Finance, Inc. ,
Senior Secured Note , 144A, 6.5% , 7/01/32 ............... United States 625,000 616,225
b
Fortress Intermediate 3, Inc. , Senior Secured Note , 144A, 7.5% ,
6/01/31 ......................................... United States 245,000 256,972
b
Gartner, Inc. , Senior Note , 144A, 3.75% , 10/01/30 ........... United States 315,000 294,967
1,343,817
Leisure Products 0.0%
†
b
Mattel, Inc. , Senior Note , 144A, 3.375% , 4/01/26 ............ United States 140,000 138,283
Life Sciences Tools & Services 0.0%
†
Illumina, Inc. , Senior Note , 4.65% , 9/09/26 ................
United States 131,000 131,190
Machinery 0.0%
†
Caterpillar, Inc. , Senior Bond , 5.2% , 5/15/35 ...............
United States 300,000 305,964
b
Chart Industries, Inc. , Senior Note , 144A, 9.5% , 1/01/31 ...... United States 105,000 112,163
b
Daimler Truck Finance North America LLC , Senior Note , 144A,
5.125% , 9/25/27 ................................... Germany 260,000 263,786
Oshkosh Corp. , Senior Bond , 4.6% , 5/15/28 ...............
United States 146,000 146,259
Otis Worldwide Corp. , Senior Note , 2.565% , 2/15/30 .........
United States 145,000 133,822

Putnam Asset Allocation Funds
Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Growth Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Machinery (continued)
b
Terex Corp. ,
Senior Note, 144A, 5%, 5/15/29 ...................... United States 180,000 $ 175,818
Senior Note, 144A, 6.25%, 10/15/32 ................... United States 225,000 225,607
1,363,419
Media 0.3%
Charter Communications Operating LLC / Charter
Communications Operating Capital Corp. ,
Senior Secured Bond, 4.8%, 3/01/50 ................... United States 220,000 176,147
Senior Secured Bond, 3.7%, 4/01/51 ................... United States 205,000 136,661
Senior Secured Note, 4.908%, 7/23/25 ................. United States 42,000 41,998
Senior Secured Note, 2.25%, 1/15/29 .................. United States 510,000 469,798
b
Clear Channel Outdoor Holdings, Inc. ,
Senior Note, 144A, 7.75%, 4/15/28 .................... United States 125,000 118,222
Senior Secured Note, 144A, 7.875%, 4/01/30 ............ United States 300,000 309,946
Comcast Corp. ,
Senior Bond, 2.35%, 1/15/27 ......................... United States 157,000 152,798
Senior Bond, 3.999%, 11/01/49 ....................... United States 130,000 98,892
Senior Bond, 3.45%, 2/01/50 ......................... United States 224,000 153,725
Senior Bond, 2.987%, 11/01/63 ....................... United States 107,000 60,220
b
CSC Holdings LLC , Senior Note , 144A, 11.75% , 1/31/29 ...... United States 285,000 271,258
b
Directv Financing LLC , Senior Secured Note , 144A, 8.875% ,
2/01/30 ......................................... United States 115,000 112,871
b
Directv Financing LLC / Directv Financing Co-Obligor, Inc. ,
Senior Secured Note, 144A, 5.875%, 8/15/27 ............ United States 120,000 119,683
Senior Secured Note, 144A, 10%, 2/15/31 ............... United States 240,000 233,165
EchoStar Corp. , Senior Secured Note , 10.75% , 11/30/29 ......
United States 400,000 412,340
b
Gray Media, Inc. , Senior Bond , 144A, 5.375% , 11/15/31 ...... United States 340,000 255,237
Interpublic Group of Cos., Inc. (The) , Senior Bond , 4.65% ,
10/01/28 ........................................ United States 698,000 701,694
b
McGraw-Hill Education, Inc. ,
Senior Note, 144A, 8%, 8/01/29 ...................... United States 420,000 427,926
Senior Secured Note, 144A, 5.75%, 8/01/28 ............. United States 145,000 145,974
Senior Secured Note, 144A, 7.375%, 9/01/31 ............ United States 365,000 381,024
b
News Corp. ,
Senior Bond, 144A, 5.125%, 2/15/32 ................... United States 76,000 74,427
Senior Note, 144A, 3.875%, 5/15/29 ................... United States 145,000 138,840
b
Nexstar Media, Inc. , Senior Note , 144A, 4.75% , 11/01/28 ...... United States 185,000 180,328
Omnicom Group, Inc. / Omnicom Capital, Inc. , Senior Bond ,
3.6% , 4/15/26 .................................... United States 390,000 387,141
b
Outfront Media Capital LLC / Outfront Media Capital Corp. ,
Senior Bond, 144A, 4.625%, 3/15/30 ................... United States 245,000 234,176
Senior Note, 144A, 5%, 8/15/27 ...................... United States 90,000 89,607
Senior Secured Note, 144A, 7.375%, 2/15/31 ............ United States 160,000 169,516
Paramount Global ,
Senior Bond, 2.9%, 1/15/27 .......................... United States 64,000 62,335
Senior Bond, 4.2%, 6/01/29 .......................... United States 115,000 111,914
Senior Note, 3.7%, 6/01/28 .......................... United States 85,000 82,531
b
Sinclair Television Group, Inc. , Senior Secured Note , 144A,
8.125% , 2/15/33 ................................... United States 690,000 697,650
b
Sirius XM Radio LLC ,
Senior Bond, 144A, 3.875%, 9/01/31 ................... United States 320,000 284,653
Senior Note, 144A, 4%, 7/15/28 ...................... United States 225,000 216,256
TCI Communications, Inc. , Senior Bond , 7.125% , 2/15/28 .....
United States 205,000 219,860
Time Warner Cable Enterprises LLC , Senior Secured Bond ,
8.375% , 7/15/33 ................................... United States 144,000 167,752

Putnam Asset Allocation Funds
Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Growth Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Media (continued)
b
VZ Secured Financing BV , Senior Secured Note , 144A, 5% ,
1/15/32 ......................................... Netherlands 580,000 $ 516,460
b
Ziggo Bond Co. BV , Senior Bond , 144A, 5.125% , 2/28/30 ..... Netherlands 255,000 222,895
8,635,920
Metals & Mining 0.1%
ArcelorMittal SA , Senior Bond , 7% , 10/15/39 ...............
Luxembourg 465,000 515,545
b
Big River Steel LLC / BRS Finance Corp. , Senior Secured Note ,
144A, 6.625% , 1/31/29 .............................. United States 263,000 265,294
b
Cleveland-Cliffs, Inc. , Senior Note , 144A, 7% , 3/15/32 ........ United States 230,000 217,100
Commercial Metals Co. ,
Senior Bond, 4.375%, 3/15/32 ........................ United States 95,000 87,580
Senior Note, 4.125%, 1/15/30 ........................ United States 115,000 110,488
b
Constellium SE ,
Senior Note, Reg S, 3.125%, 7/15/29 .................. United States 100,000 EUR 113,607
Senior Note, 144A, 6.375%, 8/15/32 ................... United States 325,000 330,626
b
FMG Resources August 2006 Pty. Ltd. , Senior Bond , 144A,
6.125% , 4/15/32 ................................... Australia 250,000 254,469
b
Glencore Funding LLC ,
Senior Bond, 144A, 4%, 3/27/27 ...................... Australia 210,000 208,363
Senior Bond, 144A, 2.5%, 9/01/30 ..................... Australia 328,000 295,658
Senior Bond, 144A, 5.634%, 4/04/34 ................... Australia 170,000 173,356
Senior Note, 144A, 5.371%, 4/04/29 ................... Australia 10,000 10,256
b
Hudbay Minerals, Inc. , Senior Note , 144A, 6.125% , 4/01/29 .... Canada 265,000 269,325
b
Novelis Corp. ,
Senior Bond, 144A, 4.75%, 1/30/30 .................... United States 175,000 167,794
Senior Bond, 144A, 3.875%, 8/15/31 ................... United States 200,000 179,870
Senior Note, 144A, 6.875%, 1/30/30 ................... United States 240,000 248,293
b
TMS International Corp. , Senior Note , 144A, 6.25% , 4/15/29 ... United States 280,000 266,457
United States Steel Corp. , Senior Bond , 6.65% , 6/01/37 ......
United States 140,000 149,102
3,863,183
Mortgage Real Estate Investment Trusts (REITs) 0.0%
†
b
Apollo Commercial Real Estate Finance, Inc. , Senior Secured
Note , 144A, 4.625% , 6/15/29 ......................... United States 320,000 304,427
b
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance
Corp. , Senior Note , 144A, 5.25% , 10/01/25 .............. United States 65,000 65,017
369,444
Multi-Utilities 0.1%
Ameren Corp. , Senior Note , 5% , 1/15/29 ..................
United States 180,000 183,328
Consolidated Edison Co. of New York, Inc. , 12-A , Senior Bond ,
4.2% , 3/15/42 .................................... United States 130,000 110,305
Dominion Energy, Inc. , Senior Note , 4.6% , 5/15/28 ..........
United States 280,000 281,923
NiSource, Inc. , Senior Bond , 5.85% , 4/01/55 ...............
United States 180,000 178,300
Puget Sound Energy, Inc. , Senior Bond , 5.448% , 6/01/53 .....
United States 140,000 133,621
Southern Co. Gas Capital Corp. , Senior Bond , 4.95% , 9/15/34 .
United States 865,000 857,807
1,745,284
Oil, Gas & Consumable Fuels 0.5%
Cenovus Energy, Inc. , Senior Bond , 6.75% , 11/15/39 .........
Canada 25,000 26,775
Cheniere Energy Partners LP , Senior Note , 4.5% , 10/01/29 ....
United States 1,010,000 999,539
b
Columbia Pipelines Operating Co. LLC , Senior Note , 144A,
5.927% , 8/15/30 ................................... United States 150,000 158,432

Putnam Asset Allocation Funds
Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Growth Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Oil, Gas & Consumable Fuels (continued)
b
Coronado Finance Pty. Ltd. , Senior Secured Note , 144A, 9.25% ,
10/01/29 ........................................ Australia 95,000 $ 70,916
b,g
Crescent Energy Finance LLC , Senior Note , 144A, 8.375% ,
1/15/34 ......................................... United States 475,000 475,622
Devon Energy Corp. , Senior Bond , 7.95% , 4/15/32 ..........
United States 170,000 195,433
Enbridge, Inc. ,
Senior Bond, 4.25%, 12/01/26 ........................ Canada 210,000 209,670
Senior Bond, 4.5%, 6/10/44 .......................... Canada 355,000 291,284
b
Encino Acquisition Partners Holdings LLC , Senior Note , 144A,
8.5% , 5/01/28 .................................... United States 435,000 447,249
Energy Transfer LP ,
f
B, Junior Sub. Bond, 6.625% to 2/14/28, FRN thereafter,
Perpetual ....................................... United States 1,275,000 1,273,844
Senior Bond, 3.75%, 5/15/30 ......................... United States 625,000 599,906
Senior Note, 5.5%, 6/01/27 .......................... United States 84,000 85,538
b
Expand Energy Corp. , Senior Note , 144A, 6.75% , 4/15/29 ..... United States 665,000 673,376
b
Global Partners LP / GLP Finance Corp. , Senior Note , 144A,
7.125% , 7/01/33 ................................... United States 510,000 517,519
b
Hess Midstream Operations LP ,
Senior Note, 144A, 5.875%, 3/01/28 ................... United States 175,000 177,718
Senior Note, 144A, 5.125%, 6/15/28 ................... United States 210,000 208,675
Senior Note, 144A, 6.5%, 6/01/29 ..................... United States 140,000 144,071
Senior Note, 144A, 5.5%, 10/15/30 .................... United States 175,000 175,895
b
Hilcorp Energy I LP / Hilcorp Finance Co. , Senior Note , 144A,
8.375% , 11/01/33 .................................. United States 155,000 160,946
b
KazMunayGas National Co. JSC , Senior Bond , Reg S, 5.375% ,
4/24/30 ......................................... Kazakhstan 220,000 222,017
Kinder Morgan, Inc. ,
Senior Bond, 7.75%, 1/15/32 ......................... United States 305,000 352,285
Senior Note, 1.75%, 11/15/26 ........................ United States 115,000 111,108
Senior Note, 5%, 2/01/29 ........................... United States 175,000 177,784
b
Kinetik Holdings LP , Senior Note , 144A, 5.875% , 6/15/30 ...... United States 575,000 580,238
b
Matador Resources Co. , Senior Note , 144A, 6.5% , 4/15/32 .... United States 355,000 355,419
Occidental Petroleum Corp. ,
Senior Bond, 7.5%, 5/01/31 .......................... United States 235,000 258,816
Senior Bond, 6.2%, 3/15/40 .......................... United States 800,000 783,592
Senior Note, 8.5%, 7/15/27 .......................... United States 138,000 146,072
ONEOK, Inc. , Senior Note , 4.75% , 10/15/31 ...............
United States 500,000 495,316
Ovintiv , Inc. , Senior Note , 5.65% , 5/15/28 .................
United States 715,000 735,243
b
Pertamina Hulu Energi PT , Senior Note , 144A, 5.25% , 5/21/30 . Indonesia 200,000 202,151
b,g
Raizen Fuels Finance SA , Senior Note , 144A, 6.25% , 7/08/32 .. Brazil 200,000 198,750
b
Sitio Royalties Operating Partnership LP / Sitio Finance Corp. ,
Senior Note , 144A, 7.875% , 11/01/28 ................... United States 255,000 267,162
SM Energy Co. , Senior Bond , 6.75% , 9/15/26 ..............
United States 165,000 165,212
b
South Bow USA Infrastructure Holdings LLC , Senior Note , 144A,
5.026% , 10/01/29 .................................. Canada 345,000 346,226
Spectra Energy Partners LP , Senior Note , 3.375% , 10/15/26 ...
United States 190,000 187,398
b
Sunoco LP , Senior Note , 144A, 6.25% , 7/01/33 ............. United States 335,000 340,803
Targa Resources Partners LP / Targa Resources Partners
Finance Corp. , Senior Bond , 4.875% , 2/01/31 ............ United States 109,000 108,184
b
TGNR Intermediate Holdings LLC , Senior Note , 144A, 5.5% ,
10/15/29 ........................................ United States 395,000 383,061
b
Venture Global LNG, Inc. ,
f
Junior Sub. Bond, 144A, 9% to 9/29/29, FRN thereafter,
Perpetual ....................................... United States 315,000 306,542

Putnam Asset Allocation Funds
Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Growth Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Oil, Gas & Consumable Fuels (continued)
b
Venture Global LNG, Inc., (continued)
Senior Secured Note, 144A, 9.5%, 2/01/29 .............. United States 280,000 $ 305,201
Senior Secured Note, 144A, 8.375%, 6/01/31 ............ United States 355,000 368,969
Senior Secured Note, 144A, 9.875%, 2/01/32 ............ United States 260,000 280,953
b
Venture Global Plaquemines LNG LLC ,
Senior Secured Bond, 144A, 7.75%, 5/01/35 ............. United States 75,000 81,247
Senior Secured Note, 144A, 7.5%, 5/01/33 .............. United States 75,000 80,364
b
Viper Energy, Inc. ,
Senior Note, 144A, 5.375%, 11/01/27 .................. United States 70,000 70,122
Senior Note, 144A, 7.375%, 11/01/31 .................. United States 430,000 456,596
Williams Cos., Inc. (The) , Senior Bond , 5.6% , 3/15/35 ........
United States 173,000 177,923
15,437,162
Paper & Forest Products 0.0%
†
b
Magnera Corp. , Senior Note , 144A, 4.75% , 11/15/29 ......... United States 120,000 106,157
Mercer International, Inc. ,
Senior Note, 5.125%, 2/01/29 ........................ Germany 190,000 155,148
b
Senior Note, 144A, 12.875%, 10/01/28 ................. Germany 155,000 157,405
418,710
Passenger Airlines 0.0%
†
b
American Airlines, Inc. / AAdvantage Loyalty IP Ltd. ,
Senior Secured Note, 144A, 5.5%, 4/20/26 .............. United States 78,333 78,202
Senior Secured Note, 144A, 5.75%, 4/20/29 ............. United States 235,000 234,941
b
AS Mileage Plan IP Ltd. , Senior Secured Note , 144A, 5.021% ,
10/20/29 ........................................ United States 295,000 292,095
b
OneSky Flight LLC , Senior Note , 144A, 8.875% , 12/15/29 ..... United States 270,000 281,369
b
United Airlines, Inc. , Senior Secured Note , 144A, 4.625% , 4/15/29 United States 315,000 305,977
1,192,584
Personal Care Products 0.1%
b
Coty, Inc. / HFC Prestige Products, Inc. / HFC Prestige
International US LLC ,
Senior Secured Note, 144A, 4.75%, 1/15/29 ............. United States 275,000 268,994
Senior Secured Note, 144A, 6.625%, 7/15/30 ............ United States 170,000 174,037
Kenvue , Inc. ,
Senior Note, 4.85%, 5/22/32 ......................... United States 45,000 45,566
Senior Note, 4.9%, 3/22/33 .......................... United States 263,000 267,018
b
Opal Bidco SAS , Senior Secured Note , 144A, 6.5% , 3/31/32 ... France 715,000 730,203
1,485,818
Pharmaceuticals 0.1%
b
1261229 BC Ltd. , Senior Secured Note , 144A, 10% , 4/15/32 ... United States 200,000 201,898
Bristol-Myers Squibb Co. , Senior Note , 4.9% , 2/22/29 ........
United States 395,000 404,536
Eli Lilly & Co. ,
Senior Bond, 4.875%, 2/27/53 ........................ United States 145,000 132,976
Senior Note, 4.75%, 2/12/30 ......................... United States 300,000 307,670
b
Endo Finance Holdings, Inc. , Senior Secured Note , 144A, 8.5% ,
4/15/31 ......................................... United States 145,000 153,672
Merck & Co., Inc. , Senior Bond , 3.7% , 2/10/45 .............
United States 395,000 312,202
Novartis Capital Corp. , Senior Bond , 4% , 11/20/45 ..........
United States 650,000 542,892
Pfizer Investment Enterprises Pte. Ltd. ,
Senior Bond, 4.75%, 5/19/33 ......................... United States 403,000 401,952
Senior Bond, 5.3%, 5/19/53 .......................... United States 105,000 99,199
Senior Note, 4.45%, 5/19/28 ......................... United States 87,000 87,714

Putnam Asset Allocation Funds
Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Growth Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Pharmaceuticals (continued)
b
Roche Holdings, Inc. , Senior Bond , 144A, 4% , 11/28/44 ...... United States 550,000 $ 460,983
Royalty Pharma plc , Senior Note , 5.15% , 9/02/29 ...........
United States 360,000 367,659
Teva Pharmaceutical Finance Netherlands II BV , Senior Note ,
4.375% , 5/09/30 ................................... Israel 495,000 EUR 595,490
Teva Pharmaceutical Finance Netherlands III BV ,
Senior Note, 5.125%, 5/09/29 ........................ Israel 555,000 558,614
Senior Note, 7.875%, 9/15/29 ........................ Israel 200,000 218,424
Senior Note, 8.125%, 9/15/31 ........................ Israel 225,000 255,062
Viatris , Inc. , Senior Note , 2.3% , 6/22/27 ...................
United States 291,000 277,409
Wyeth LLC , Senior Bond , 5.95% , 4/01/37 .................
United States 305,000 325,485
Zoetis, Inc. , Senior Bond , 2% , 5/15/30 ....................
United States 244,000 219,378
5,923,215
Professional Services 0.0%
†
b
CACI International, Inc. , Senior Note , 144A, 6.375% , 6/15/33 .. United States 395,000 408,113
Real Estate Management & Development 0.0%
†
b
Anywhere Real Estate Group LLC / Anywhere Co-Issuer Corp. ,
Secured Note , 144A, 7% , 4/15/30 ..................... United States 198,200 185,351
Semiconductors & Semiconductor Equipment 0.1%
Broadcom Corp. / Broadcom Cayman Finance Ltd. ,
Senior Note, 3.875%, 1/15/27 ........................ United States 494,000 490,781
Senior Note, 3.5%, 1/15/28 .......................... United States 1,147,000 1,125,602
Broadcom, Inc. ,
b
Senior Bond, 144A, 3.187%, 11/15/36 .................. United States 80,000 66,352
Senior Note, 5.05%, 7/12/29 ......................... United States 280,000 286,832
Senior Note, 5.05%, 4/15/30 ......................... United States 155,000 158,829
Marvell Technology, Inc. , Senior Note , 4.75% , 7/15/30 ........
United States 110,000 110,520
2,238,916
Software 0.2%
Atlassian Corp. ,
Senior Bond, 5.5%, 5/15/34 .......................... United States 36,000 36,986
Senior Note, 5.25%, 5/15/29 ......................... United States 224,000 230,072
Cadence Design Systems, Inc. , Senior Note , 4.3% , 9/10/29 ....
United States 270,000 270,111
b
Cloud Software Group, Inc. ,
Secured Note, 144A, 9%, 9/30/29 ..................... United States 170,000 176,367
Senior Secured Note, 144A, 6.5%, 3/31/29 .............. United States 290,000 292,888
b
McAfee Corp. , Senior Note , 144A, 7.375% , 2/15/30 .......... United States 370,000 349,785
Microsoft Corp. , Senior Bond , 2.4% , 8/08/26 ...............
United States 930,000 914,402
Oracle Corp. ,
Senior Bond, 2.875%, 3/25/31 ........................ United States 295,000 269,163
Senior Bond, 3.65%, 3/25/41 ......................... United States 305,000 240,621
Senior Bond, 4%, 11/15/47 .......................... United States 870,000 666,507
b
Rocket Software, Inc. , Senior Note , 144A, 6.5% , 2/15/29 ...... United States 260,000 252,531
ServiceNow, Inc. , Senior Bond , 1.4% , 9/01/30 ..............
United States 315,000 273,104
Synopsys, Inc. , Senior Note , 4.85% , 4/01/30 ...............
United States 320,000 324,543
b
UKG, Inc. , Senior Secured Note , 144A, 6.875% , 2/01/31 ...... United States 355,000 368,561
4,665,641
Specialized REITs 0.3%
American Tower Corp. ,
Senior Bond, 3.55%, 7/15/27 ......................... United States 476,000 469,285

Putnam Asset Allocation Funds
Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Growth Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Specialized REITs (continued)
American Tower Corp., (continued)
Senior Bond, 2.9%, 1/15/30 .......................... United States 154,000 $ 143,567
Senior Bond, 2.7%, 4/15/31 .......................... United States 397,000 356,233
Senior Note, 2.75%, 1/15/27 ......................... United States 520,000 507,819
Senior Note, 4.9%, 3/15/30 .......................... United States 115,000 116,677
Crown Castle, Inc. ,
Senior Bond, 3.7%, 6/15/26 .......................... United States 112,000 111,054
Senior Bond, 3.65%, 9/01/27 ......................... United States 319,000 313,610
Senior Bond, 3.8%, 2/15/28 .......................... United States 250,000 245,664
Senior Note, 1.05%, 7/15/26 ......................... United States 228,000 219,646
Equinix, Inc. ,
Senior Bond, 3.2%, 11/18/29 ......................... United States 142,000 134,799
Senior Note, 2.9%, 11/18/26 ......................... United States 820,000 803,891
b
Iron Mountain, Inc. , Senior Note , 144A, 6.25% , 1/15/33 ....... United States 580,000 596,765
Weyerhaeuser Co. , Senior Bond , 7.375% , 3/15/32 ..........
United States 30,000 33,891
4,052,901
Specialty Retail 0.0%
†
Bath & Body Works, Inc. , Senior Bond , 6.875% , 11/01/35 .....
United States 525,000 545,224
b,e
BCPE Ulysses Intermediate, Inc. , Senior Note , 144A, PIK, 7.75% ,
4/01/27 ......................................... United States 170,000 164,432
b,e
Carvana Co. ,
Senior Secured Note, 144A, PIK, 9%, 12/01/28 ........... United States 236,340 242,656
Senior Secured Note, 144A, PIK, 9%, 6/01/31 ............ United States 235,000 266,197
Dick's Sporting Goods, Inc. , Senior Bond , 3.15% , 1/15/32 .....
United States 230,000 206,276
Home Depot, Inc. (The) ,
Senior Bond, 4.95%, 6/25/34 ......................... United States 215,000 217,709
Senior Bond, 5.3%, 6/25/54 .......................... United States 215,000 206,583
b
Specialty Building Products Holdings LLC / SBP Finance Corp. ,
Senior Secured Note , 144A, 7.75% , 10/15/29 ............. United States 140,000 137,708
b
White Cap Buyer LLC , Senior Note , 144A, 6.875% , 10/15/28 ... United States 500,000 499,622
2,486,407
Technology Hardware, Storage & Peripherals 0.2%
Apple, Inc. ,
Senior Bond, 3.85%, 5/04/43 ......................... United States 314,000 263,174
Senior Bond, 4.375%, 5/13/45 ........................ United States 598,000 528,703
Senior Bond, 3.95%, 8/08/52 ......................... United States 240,000 191,443
Hewlett Packard Enterprise Co. ,
Senior Bond, 5%, 10/15/34 .......................... United States 57,000 55,317
Senior Bond, 5.6%, 10/15/54 ......................... United States 113,000 104,442
Senior Note, 4.55%, 10/15/29 ........................ United States 552,000 549,367
Senior Note, 4.85%, 10/15/31 ........................ United States 113,000 112,758
b
Seagate Data Storage Technology Pte. Ltd. , Senior Note , 144A,
5.875% , 7/15/30 ................................... United States 310,000 315,403
Seagate HDD Cayman , Senior Note , 3.125% , 7/15/29 ........
United States 110,000 99,699
2,220,306
Textiles, Apparel & Luxury Goods 0.0%
†
b,g
Beach Acquisition Bidco LLC ,
e
Senior Note, 144A, PIK, 10%, 7/15/33 .................. United States 345,000 358,460
Senior Secured Note, 144A, 5.25%, 7/15/32 ............. United States 230,000 EUR 273,204
b
Crocs, Inc. , Senior Note , 144A, 4.25% , 3/15/29 ............. United States 195,000 186,201
b
Hanesbrands, Inc. , Senior Note , 144A, 9% , 2/15/31 .......... United States 420,000 445,085
b
Levi Strauss & Co. , Senior Bond , 144A, 3.5% , 3/01/31 ....... United States 435,000 398,479

Putnam Asset Allocation Funds
Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Growth Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Textiles, Apparel & Luxury Goods (continued)
PVH Corp. , Senior Note , 5.5% , 6/13/30 ...................
United States 280,000 $ 282,100
b
Under Armour , Inc. , Senior Note , 144A, 7.25% , 7/15/30 ....... United States 275,000 279,182
2,222,711
Tobacco 0.0%
†
Philip Morris International, Inc. ,
Senior Note, 5.125%, 2/15/30 ........................ United States 438,000 450,803
Senior Note, 4.375%, 4/30/30 ........................ United States 65,000 64,861
Senior Note, 4.75%, 11/01/31 ........................ United States 205,000 206,640
722,304
Trading Companies & Distributors 0.2%
Air Lease Corp. ,
Senior Bond, 4.625%, 10/01/28 ....................... United States 434,000 437,033
Senior Bond, 3.25%, 10/01/29 ........................ United States 519,000 494,711
Senior Note, 5.85%, 12/15/27 ........................ United States 140,000 144,861
Senior Note, 2.1%, 9/01/28 .......................... United States 195,000 182,126
b
Aircastle Ltd. ,
Senior Note, 144A, 5.25%, 8/11/25 .................... United States 475,000 474,978
Senior Note, 144A, 6.5%, 7/18/28 ..................... United States 275,000 287,240
b
Boise Cascade Co. , Senior Note , 144A, 4.875% , 7/01/30 ..... United States 315,000 306,691
b
EquipmentShare.com, Inc. ,
Secured Note, 144A, 9%, 5/15/28 ..................... United States 265,000 280,285
Secured Note, 144A, 8.625%, 5/15/32 .................. United States 185,000 196,829
b
Foundation Building Materials, Inc. , Senior Note , 144A, 6% ,
3/01/29 ......................................... United States 335,000 307,555
b
Herc Holdings, Inc. ,
Senior Note, 144A, 5.5%, 7/15/27 ..................... United States 280,000 280,248
Senior Note, 144A, 6.625%, 6/15/29 ................... United States 160,000 164,297
Senior Note, 144A, 7%, 6/15/30 ...................... United States 80,000 83,599
Senior Note, 144A, 7.25%, 6/15/33 .................... United States 55,000 57,665
b
Imola Merger Corp. , Senior Secured Note , 144A, 4.75% , 5/15/29 United States 290,000 280,177
b
QXO Building Products, Inc. , Senior Secured Note , 144A, 6.75% ,
4/30/32 ......................................... United States 520,000 537,005
b
United Rentals North America, Inc. , Senior Bond , 144A, 6.125% ,
3/15/34 ......................................... United States 240,000 247,506
b
WESCO Distribution, Inc. ,
Senior Note, 144A, 6.375%, 3/15/29 ................... United States 70,000 72,106
Senior Note, 144A, 6.625%, 3/15/32 ................... United States 325,000 338,136
Senior Note, 144A, 6.375%, 3/15/33 ................... United States 130,000 134,458
5,307,506
Transportation Infrastructure 0.0%
†
b,f
DP World Salaam , Junior Sub. Bond , Reg S, 6% to 12/31/25,
FRN thereafter , Perpetual ...........................
United Arab
Emirates 430,000 430,140
Wireless Telecommunication Services 0.2%
b
Connect Finco SARL / Connect US Finco LLC , Senior Secured
Note , 144A, 9% , 9/15/29 ............................ United Kingdom 565,000 568,603
Rogers Communications, Inc. ,
Senior Bond, 8.75%, 5/01/32 ......................... Canada 166,000 196,910
Senior Note, 5%, 2/15/29 ........................... Canada 670,000 679,648
T-Mobile USA, Inc. ,
Senior Bond, 5.375%, 4/15/27 ........................ United States 6,000 6,010
Senior Bond, 2.875%, 2/15/31 ........................ United States 160,000 145,700
Senior Bond, 2.25%, 11/15/31 ........................ United States 600,000 520,443

Putnam Asset Allocation Funds
Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Growth Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Wireless Telecommunication Services (continued)
T-Mobile USA, Inc., (continued)
Senior Bond, 5.05%, 7/15/33 ......................... United States 125,000 $ 125,899
Senior Note, 3.75%, 4/15/27 ......................... United States 862,000 853,393
Senior Note, 4.95%, 3/15/28 ......................... United States 365,000 371,239
Senior Note, 3.375%, 4/15/29 ........................ United States 235,000 226,279
Senior Note, 3.875%, 4/15/30 ........................ United States 108,000 104,925
Senior Note, 5.125%, 5/15/32 ........................ United States 183,000 186,689
b
Zegona Finance plc , Senior Secured Note , 144A, 8.625% ,
7/15/29 ......................................... United Kingdom 405,000 433,145
4,418,883
Total Corporate Bonds (Cost $219,277,193) ...................................
217,268,639
Senior Floating Rate Interests 0.2%
i
Automobile Components 0.0%
†
Clarios Global LP, First Lien, Amendment No. 6 Dollar CME Term
Loan, 7.077%, (1-month SOFR + 2.75%), 1/28/32 ......... United States 164,274 164,634
DexKo Global, Inc., First Lien, Closing Date Dollar CME Term
Loan, 8.191%, (1-month SOFR + 3.75%), 10/04/28 ........ United States 178,515 171,265
335,899
a a a a a a
i
Building Products 0.0%
†
CP Atlas Buyer, Inc., First Lien, CME Term Loan, B, 8.177%,
(1-month SOFR + 3.75%), 11/23/27 .................... United States 242,185 241,907
EMRLD Borrower LP, First Lien, Second Amendment Incremental
CME Term Loan, 6.827%, (1-month SOFR + 2.5%), 8/04/31 .. United States 49,625 49,607
291,514
a a a a a a
i
Chemicals 0.0%
†
Hexion Holdings Corp., Second Lien, Initial CME Term Loan,
11.864%, (1-month SOFR + 7.438%), 3/15/30 ............ United States 222,353 218,184
Nouryon Finance BV, First Lien, November 2024 Dollar CME
Term Loan, B1, 7.51%, (3-month SOFR + 3.25%), 4/03/28 ... Netherlands 303,698 305,502
Nouryon Finance BV, First Lien, November 2024 Dollar CME
Term Loan, B2, 7.55%, (3-month SOFR + 3.25%), 4/03/28 ... Netherlands 113,283 113,956
Vibrantz Technologies, Inc., First Lien, Initial CME Term Loan,
8.642%, (3-month SOFR + 4.25%), 4/23/29 .............. United States 166,882 146,172
783,814
a a a a a a
Commercial Services & Supplies 0.0%
†
i
Madison IAQ LLC, First Lien, Initial CME Term Loan, 6.762%,
(6-month SOFR + 2.5%), 6/21/28 ...................... United States 87,692 87,856
Communications Equipment 0.0%
†
g,i
CommScope, Inc., First Lien, Initial CME Term Loan, 9.577%,
(1-month SOFR + 5.25%), 12/18/29 .................... United States 340,000 344,639
Consumer Finance 0.0%
†
g,i
Shift4 Payments LLC, First Lien, CME Term Loan, 6.803%,
(12-month SOFR + 2.75%), 5/07/32 .................... United States 55,000 55,507
Containers & Packaging 0.0%
†
i
Klockner Pentaplast of America, Inc., First Lien, USD CME Term
Loan, B, 9.227%, (6-month SOFR + 4.725%), 2/09/26 ...... Luxembourg 178,029 165,185

Putnam Asset Allocation Funds
Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Growth Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Senior Floating Rate Interests
(continued)
Distributors 0.0%
†
i
Verde Purchaser LLC, First Lien, Second Refinancing CME Term
Loan, 8.296%, (3-month SOFR + 4%), 11/30/30 ........... United States 90,304 $ 90,733
Diversified Consumer Services 0.0%
†
i
Ascend Learning LLC, Second Lien, Initial CME Term Loan,
10.177%, (1-month SOFR + 5.75%), 12/10/29 ............ United States 75,232 75,514
Electrical Equipment 0.1%
i
Vertiv Group Corp., First Lien, Amendment No. 5 CME Term Loan,
B3, 6.074%, (1-month SOFR + 1.75%), 3/02/27 ........... United States 380,150 380,992
i
Health Care Equipment & Supplies 0.0%
†
Bausch + Lomb Corp., First Lien, Initial CME Term Loan, 7.679%,
(1-month SOFR + 3.25%), 5/10/27 ..................... United States 256,927 256,796
Medline Borrower LP, First Lien, Dollar Incremental CME Term
Loan, 6.577%, (1-month SOFR + 2.25%), 10/23/28 ........ United States 152,531 152,878
409,674
a a a a a a
i
Hotels, Restaurants & Leisure 0.1%
g
Fertitta Entertainment LLC, First Lien, Initial CME Term Loan, B,
7.827%, (1-month SOFR + 3.5%), 1/29/29 ............... United States 346,813 346,827
g
Great Canadian Gaming Corp., First Lien, CME Term Loan, B,
9.074%, (3-month SOFR + 4.75%), 11/01/29 ............. Canada 115,383 112,960
IRB Holding Corp., First Lien, 2024 Second Replacement CME
Term Loan, B, 6.827%, (1-month SOFR + 2.5%), 12/15/27 ... United States 190,074 190,273
Scientific Games Holdings LP, First Lien, 2024 Refinancing Dollar
CME Term Loan, 7.285%, (3-month SOFR + 3%), 4/04/29 ... United States 138,598 138,639
788,699
a a a a a a
IT Services 0.0%
†
i
Fortress Intermediate 3, Inc., First Lien, Initial CME Term Loan,
7.827%, (1-month SOFR + 3.5%), 6/27/31 ............... United States 193,538 194,263
Machinery 0.0%
†
i
Filtration Group Corp., First Lien, 2025 Incremental Dollar CME
Term Loan, 7.327%, (1-month SOFR + 3%), 10/23/28 ...... United States 114,703 115,275
i
Media 0.0%
†
Clear Channel Outdoor Holdings, Inc., First Lien, 2024
Refinancing CME Term Loan, 8.441%, (1-month SOFR + 4%),
8/23/28 ......................................... United States 149,412 148,532
DIRECTV Financing LLC, First Lien, 2024 Refinancing CME Term
Loan, B, 9.791%, (3-month SOFR + 5.25%), 8/02/29 ....... United States 323,845 321,931
470,463
a a a a a a
Mortgage Real Estate Investment Trusts (REITs) 0.0%
†
i
Apollo Commercial Real Estate Finance, Inc., First Lien, Initial
CME Term Loan, 7.563%, (1-month SOFR + 3.25%), 6/13/30 . United States 36,000 36,135
Paper & Forest Products 0.0%
†
i
Glatfelter Corp., First Lien, CME Term Loan, 8.583%, (3-month
SOFR + 4.25%), 11/04/31 ........................... United States 143,913 141,575
i
Passenger Airlines 0.0%
†
AAdvantage Loyalty IP Ltd., First Lien, CME Term Loan, 6.522%,
(3-month SOFR + 2.25%), 4/20/28 ..................... United States 277,334 275,925

Putnam Asset Allocation Funds
Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Growth Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Senior Floating Rate Interests
(continued)
i
Passenger Airlines (continued)
g
American Airlines, Inc., First Lien, 2025 Incremental CME Term
Loan, 7.58%, (3-month SOFR + 3.25%), 5/28/32 .......... United States 15,000 $ 15,116
291,041
a a a a a a
i
Pharmaceuticals 0.0%
†
1261229 BC Ltd., First Lien, Initial CME Term Loan, 10.561%,
(1-month SOFR + 6.25%), 10/08/30 .................... United States 175,000 169,162
Endo Finance Holdings, Inc., First Lien, 2024 Refinancing CME
Term Loan, 8.327%, (1-month SOFR + 4%), 4/23/31 ....... United States 313,630 313,826
482,988
a a a a a a
i
Software 0.0%
†
Cloud Software Group, Inc., First Lien, Initial Dollar CME Term
Loan, B, 7.796%, (3-month SOFR + 3.5%), 3/30/29 ........ United States 51,094 51,207
Rocket Software, Inc., First Lien, CME Term Loan, 8.577%,
(1-month SOFR + 4.25%), 11/28/28 .................... United States 219,228 219,984
UKG, Inc., First Lien, Initial CME Term Loan, 7.311%, (1-month
SOFR + 3%), 2/10/31 ............................... United States 34,650 34,820
306,011
a a a a a a
i
Specialty Retail 0.0%
†
LBM Acquisition LLC, First Lien, Amendment No. 3 Incremental
CME Term Loan, 8.162%, (1-month SOFR + 3.75%), 6/06/31 . United States 128,370 120,347
PetSmart LLC, First Lien, Initial CME Term Loan, 8.177%,
(1-month SOFR + 3.75%), 2/11/28 ..................... United States 168,964 167,591
White Cap Supply Holdings LLC, First Lien, CME Term Loan, C,
7.577%, (1-month SOFR + 3.25%), 10/19/29 ............. United States 227,261 226,367
514,305
a a a a a a
i
Textiles, Apparel & Luxury Goods 0.0%
†
g
Beach Acquisition Bidco LLC, First Lien, CME Term Loan, B,
7.316%, (12-month SOFR + 3.25%), 6/25/32 ............. United States 14,659 14,750
Flash Charm, Inc., First Lien, CME Term Loan, B2, 7.776%,
(3-month SOFR + 3.5%), 3/02/28 ...................... United States 222,746 209,498
224,248
a a a a a a
i
Trading Companies & Distributors 0.0%
†
Foundation Building Materials, Inc., First Lien, 2025 Incremental
CME Term Loan, 9.546%, (3-month SOFR + 5.25%), 1/29/31 . United States 30,000 29,672
Foundation Building Materials, Inc., First Lien, CME Term Loan,
8.28%, (3-month SOFR + 4%), 1/29/31 ................. United States 292,782 287,449
317,121
a a a a a a
Wireless Telecommunication Services 0.0%
†
i
Connect Finco SARL, First Lien, Amendment No. 4 CME Term
Loan, 8.827%, (1-month SOFR + 4.5%), 9/13/29 .......... United Kingdom 167,875 160,017
Total Senior Floating Rate Interests (Cost $7,091,217) .........................
7,063,468
Foreign Government and Agency Securities 0.4%
b
Bank Gospodarstwa Krajowego , Senior Bond , Reg S, 5.375% ,
5/22/33 ......................................... Poland 200,000 202,158
b
Benin Government Bond , Senior Bond , Reg S, 4.95% , 1/22/35 . Benin 300,000 EUR 302,607
Brazil Government Bond ,
Senior Bond, 3.875%, 6/12/30 ........................ Brazil 427,000 403,120

Putnam Asset Allocation Funds
Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Growth Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Foreign Government and Agency Securities
(continued)
Brazil Government Bond, (continued)
Senior Bond, 3.75%, 9/12/31 ......................... Brazil 270,000 $ 244,010
b
Bulgaria Government Bond ,
Senior Bond, Reg S, 5%, 3/05/37 ...................... Bulgaria 80,000 78,289
Senior Note, Reg S, 3.625%, 9/05/32 ................... Bulgaria 100,000 EUR 122,246
Chile Government Bond , Senior Bond , 5.65% , 1/13/37 .......
Chile 280,000 289,128
Colombia Government Bond ,
Senior Bond, 3.125%, 4/15/31 ........................ Colombia 370,000 304,739
Senior Bond, 7.5%, 2/02/34 .......................... Colombia 370,000 368,822
b
Comision Federal de Electricidad , Senior Bond , Reg S, 3.875% ,
7/26/33 ......................................... Mexico 280,000 238,294
b
Corp. Nacional del Cobre de Chile , Senior Bond , 144A, 6.33% ,
1/13/35 ......................................... Chile 200,000 208,036
b
Dominican Republic Government Bond ,
Senior Bond, 144A, 6.95%, 3/15/37 .................... Dominican
Republic 220,000 224,004
Senior Bond, Reg S, 5.95%, 1/25/27 ................... Dominican
Republic 171,000 172,898
b
Electricite de France SA ,
f
Junior Sub. Bond, 144A, 9.125% to 6/14/33, FRN thereafter,
Perpetual ........................................ France 200,000 226,085
Senior Bond, 144A, 5.75%, 1/13/35 .................... France 100,000 102,223
Senior Note, 144A, 5.65%, 4/22/29 ..................... France 540,000 560,451
b
Guatemala Government Bond ,
Senior Bond, Reg S, 6.6%, 6/13/36 .................... Guatemala 330,000 335,527
Senior Note, 144A, 7.05%, 10/04/32 .................... Guatemala 230,000 244,896
b
Hungary Government Bond , Senior Note , Reg S, 5.25% , 6/16/29 Hungary 230,000 232,154
b
Indonesia Government Bond , Senior Bond , 144A, 4.35% , 1/08/27 Indonesia 450,000 451,770
b
Ivory Coast Government Bond , Senior Bond , Reg S, 6.125% ,
6/15/33 ......................................... Ivory Coast 225,000 204,931
b
Kazakhstan Government Bond , Senior Bond , Reg S, 4.714% ,
4/09/35 ......................................... Kazakhstan 230,000 224,151
Mexico Government Bond , Senior Bond , 2.659% , 5/24/31 .....
Mexico 560,000 485,800
Panama Government Bond , Senior Note , 7.5% , 3/01/31 ......
Panama 340,000 362,624
b
Paraguay Government Bond ,
Senior Bond, 144A, 3.849%, 6/28/33 ................... Paraguay 200,000 181,924
Senior Bond, Reg S, 4.7%, 3/27/27 .................... Paraguay 230,000 230,126
Peru Government Bond , Senior Bond , 2.783% , 1/23/31 .......
Peru 500,000 449,075
b
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara ,
Senior Bond , Reg S, 5.45% , 5/21/28 ................... Indonesia 225,000 229,306
Petroleos Mexicanos , Senior Note , 6.7% , 2/16/32 ...........
Mexico 126,000 117,176
Philippines Government Bond , Senior Bond , 5.5% , 2/04/35 ....
Philippines 310,000 321,553
b
Power Finance Corp. Ltd. , Senior Bond , Reg S, 3.95% , 4/23/30 . India 240,000 230,201
b
Romania Government Bond ,
Senior Bond, Reg S, 5.625%, 2/22/36 .................. Romania 210,000 EUR 236,234
Senior Note, 144A, 3%, 2/27/27 ....................... Romania 350,000 338,549
South Africa Government Bond , Senior Bond , 4.85% , 9/27/27 ..
South Africa 360,000 359,583
b
Southern Gas Corridor CJSC , Senior Bond , Reg S, 6.875% ,
3/24/26 ......................................... Azerbaijan 220,000 223,169
Uruguay Government Bond ,
Senior Bond, 7.875%, 1/15/33 ........................ Uruguay 375,000 445,928
Senior Bond, 7.625%, 3/21/36 ........................ Uruguay 90,000 107,621
Total Foreign Government and Agency Securities (Cost $9,815,180) .............
10,059,408

Putnam Asset Allocation Funds
Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Growth Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
U.S. Government and Agency Securities 0.0%
†
j
U.S. Treasury Notes ,
0.25%, 10/31/25 .................................. United States 267,000 $ 263,475
2.375%, 5/15/27 .................................. United States 125,000 121,929
Total U.S. Government and Agency Securities (Cost $385,404) ..................
385,404
Asset-Backed Securities 0.7%
Capital Markets 0.1%
b,i
Magnetite XL Ltd. , 2024-40A , A1 , 144A, FRN , 5.706% , ( 3-month
SOFR + 1.45% ), 7/15/37 . ............................ United States 495,000 496,740
Commercial Services & Supplies 0.0%
†
b,i
Trestles CLO IV Ltd. , 2021-4A , A , 144A, FRN , 5.701% , ( 3-month
SOFR + 1.432% ), 7/21/34 . ........................... United States 350,000 350,754
Consumer Staples Distribution & Retail 0.0%
†
CVS Pass-Through Trust ,
6.036%, 12/10/28 .................................. United States 3,759 3,812
b
2013, 144A, 4.704%, 1/10/36 ......................... United States 106,402 102,003
105,815
a a a a a a
Financial Services 0.6%
b,i
AGL Core CLO 31 Ltd. , 2024-31A , A , 144A, FRN , 5.669% ,
( 3-month SOFR + 1.4% ), 7/20/37 . ..................... United States 250,000 250,211
b,i
Allegro CLO XII Ltd. , 2020-1A , A1R , 144A, FRN , 5.709% ,
( 3-month SOFR + 1.44% ), 7/21/37 . .................... United States 260,000 261,248
b,i
Bain Capital CLO Ltd. , 2024-1A , A1 , 144A, FRN , 5.811% ,
( 3-month SOFR + 1.55% ), 4/16/37 . .................... Jersey 250,000 251,734
b,i
Bain Capital Credit CLO Ltd. ,
2022-2A, A1, 144A, FRN, 5.592%, (3-month SOFR + 1.32%),
4/22/35 ......................................... United States 250,000 250,000
g
2022-2A, A1R, 144A, FRN, Zero Cpn ., (3-month SOFR +
1.15%), 4/22/35 ................................... United States 250,000 250,188
b,i
BDS Ltd. , 2021-FL10 , A , 144A, FRN , 5.779% , ( 1-month SOFR +
1.464% ), 12/16/36 . ................................. United States 300,078 300,484
b,i
Birch Grove CLO 2 Ltd. , 2021-2A , A1R , 144A, FRN , 5.669% ,
( 3-month SOFR + 1.4% ), 10/19/37 . .................... United States 350,000 350,330
b,i
Birch Grove CLO 8 Ltd. , 2024-8A , A1 , 144A, FRN , 5.899% ,
( 3-month SOFR + 1.63% ), 4/20/37 . .................... Jersey 325,000 326,191
b,i
BRAVO Residential Funding Trust , 2021-HE3 , A2 , 144A, FRN ,
5.305% , ( 30-day SOFR Average + 1% ), 8/25/69 . .......... United States 157,442 156,288
b,i
BXMT Ltd. , 2021-FL4 , A , 144A, FRN , 5.478% , ( 1-month SOFR +
1.164% ), 5/15/38 . ................................. United States 336,012 333,924
b,i
CBAM Ltd. ,
2017-2A, AR, 144A, FRN, 5.731%, (3-month SOFR + 1.452%),
7/17/34 ......................................... United States 246,000 246,367
2020-12A, AR, 144A, FRN, 5.711%, (3-month SOFR + 1.442%),
7/20/34 ......................................... United States 250,000 250,360
b,i
CIFC Funding Ltd. ,
2014-2RA, AR, 144A, FRN, 5.635%, (3-month SOFR + 1.36%),
10/24/37 ........................................ United States 300,000 301,350
2020-1A, A1R, 144A, FRN, 5.668%, (3-month SOFR +
1.412%), 7/15/36 .................................. United States 460,000 460,992
2021-4A, AR, 144A, FRN, 5.639%, (3-month SOFR + 1.36%),
7/23/37 ......................................... United States 350,000 350,968
b,i
Crown Point CLO 10 Ltd. , 2021-10A , A , 144A, FRN , 5.701% ,
( 3-month SOFR + 1.432% ), 7/20/34 . ................... United States 250,000 250,541
b,i
Danby Park CLO Ltd. , 2022-1A , AR , 144A, FRN , 5.629% ,
( 3-month SOFR + 1.36% ), 10/21/37 . ................... Jersey 460,000 460,898

Putnam Asset Allocation Funds
Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Growth Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Asset-Backed Securities
(continued)
Financial Services (continued)
b,i
Diameter Capital CLO 7 Ltd. , 2024-7A , A1A , 144A, FRN , 5.749% ,
( 3-month SOFR + 1.48% ), 7/20/37 . .................... United States 300,000 $ 300,390
b,i
Elevation CLO Ltd. ,
2018-10A, AR, 144A, FRN, 5.189%, (3-month SOFR + 0.92%),
10/20/31 ........................................ United States 229,992 229,922
2021-13A, A1R, 144A, FRN, 5.316%, (3-month SOFR +
1.06%), 7/15/34 ................................... United States 250,000 249,357
b,i
Ellington CLO III Ltd. , 2018-3A , B , 144A, FRN , 6.531% , ( 3-month
SOFR + 2.262% ), 7/20/30 . ........................... United States 250,000 250,702
b,i
Elmwood CLO 27 Ltd. , 2024-3A , A , 144A, FRN , 5.789% ,
( 3-month SOFR + 1.52% ), 4/18/37 . .................... United States 300,000 301,937
b,i
Elmwood CLO 33 Ltd. , 2024-9RA , AR , 144A, FRN , 5.649% ,
( 3-month SOFR + 1.38% ), 10/21/37 . ................... United States 250,000 250,876
b,i
Elmwood CLO I Ltd. , 2019-1A , A1RR , 144A, FRN , 5.789% ,
( 3-month SOFR + 1.52% ), 4/20/37 . .................... United States 300,000 301,927
b,i
Elmwood CLO III Ltd. , 2019-3A , A1RR , 144A, FRN , 5.649% ,
( 3-month SOFR + 1.38% ), 7/18/37 . .................... United States 350,000 351,067
b,i
Elmwood CLO IV Ltd. , 2020-1A , AR , 144A, FRN , 5.729% ,
( 3-month SOFR + 1.46% ), 4/18/37 . .................... United States 250,000 251,155
b,i
FS Rialto , 2021-FL3 , A , 144A, FRN , 5.676% , ( 1-month SOFR +
1.364% ), 11/16/36 . ................................. United States 125,186 125,142
b,i
HalseyPoint CLO 4 Ltd. , 2021-4A , A , 144A, FRN , 5.751% ,
( 3-month SOFR + 1.482% ), 4/20/34 . ................... United States 250,000 250,450
b,i
Hayfin US XIV Ltd. , 2021-14A , A1 , 144A, FRN , 5.761% , ( 3-month
SOFR + 1.492% ), 7/20/34 . ........................... United States 200,000 200,491
b
Home Partners of America Trust , 2021-2 , C , 144A, 2.402% ,
12/17/26 . ........................................ United States 240,939 231,174
b,i
ICG US CLO Ltd. , 2017-1A , ARR , 144A, FRN , 5.714% , ( 3-month
SOFR + 1.432% ), 7/28/34 . ........................... United States 500,000 501,075
b,i
J.P. Morgan Mortgage Trust , 2023-HE2 , A1 , 144A, FRN , 6.002% ,
( 30-day SOFR Average + 1.7% ), 3/20/54 . ................ United States 171,406 172,232
b,i
Jamestown CLO IX Ltd. ,
2016-9A, A1RR, 144A, FRN, 5.783%, (3-month SOFR +
1.502%), 7/25/34 .................................. United States 250,000 250,852
2016-9A, A2RR, 144A, FRN, 6.393%, (3-month SOFR +
2.112%), 7/25/34 .................................. United States 286,000 286,536
b,i
KKR CLO 43 Ltd. , 2022-43A , A1R , 144A, FRN , 6.006% , ( 3-month
SOFR + 1.75% ), 1/15/36 . ............................ Jersey 250,000 250,565
b,i
KKR CLO 52 Ltd. , 2023-52A , A2 , 144A, FRN , 6.511% , ( 3-month
SOFR + 2.25% ), 7/16/36 . ............................ United States 250,000 250,000
b,i
KKR CLO 54 Ltd. , 2024-54A , A , 144A, FRN , 5.641% , ( 3-month
SOFR + 1.32% ), 1/15/38 . ............................ United States 337,000 337,944
b,i
KREF Ltd. , 2022-FL3 , A , 144A, FRN , 5.768% , ( 1-month SOFR +
1.45% ), 2/17/39 . .................................. United States 189,730 190,081
i
Long Beach Mortgage Loan Trust , 2004-1 , A2 , FRN , 5.234% ,
( 1-month SOFR + 0.914% ), 2/25/34 . ................... United States 226,759 226,998
b,i
Madison Park Funding XXX Ltd. , 2018-30A , A1R , 144A, FRN ,
5.621% , ( 3-month SOFR + 1.36% ), 7/16/37 . .............. United States 260,000 260,934
b,i
Magnetite XXXVII Ltd. , 2023-37A , A , 144A, FRN , 5.919% ,
( 3-month SOFR + 1.65% ), 10/20/36 . ................... United States 250,000 251,050
b,i
MF1 Ltd. , 2021-FL6 , A , 144A, FRN , 5.529% , ( 1-month SOFR +
1.214% ), 7/16/36 . ................................. United States 195,837 195,973
i
Morgan Stanley ABS Capital I, Inc. Trust , 2004-HE6 , M1 , FRN ,
5.259% , ( 1-month SOFR + 0.939% ), 8/25/34 . ............. United States 63,986 62,453
b,i
Nassau Ltd. , 2020-1A , A1R , 144A, FRN , 5.808% , ( 3-month SOFR
+ 1.552% ), 1/15/35 . ................................ United States 249,457 249,706
b,i
Neuberger Berman CLO XVII Ltd. , 2014-17A , AR3 , 144A, FRN ,
5.672% , ( 3-month SOFR + 1.4% ), 7/22/38 . ............... United States 350,000 351,400

Putnam Asset Allocation Funds
Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Growth Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Asset-Backed Securities
(continued)
Financial Services (continued)
i
New Century Home Equity Loan Trust , 2003-4 , M1 , FRN , 5.559% ,
( 1-month SOFR + 1.239% ), 10/25/33 . .................. United States 66,388 $ 66,416
b,i
Oaktree CLO Ltd. , 2021-1A , A1R , 144A, FRN , 5.606% , ( 3-month
SOFR + 1.35% ), 1/15/38 . ............................ United States 250,000 251,133
b,i
OHA Loan Funding Ltd. , 2016-1A , A1R2 , 144A, FRN , 5.729% ,
( 3-month SOFR + 1.46% ), 7/20/37 . .................... United States 363,000 364,727
b,i
Palmer Square CLO Ltd. , 2021-3A , B , 144A, FRN , 6.168% ,
( 3-month SOFR + 1.912% ), 1/15/35 . ................... United States 300,000 300,000
b,i
Park Avenue Institutional Advisers CLO Ltd. , 2021-1A , A1A , 144A,
FRN , 5.921% , ( 3-month SOFR + 1.652% ), 1/20/34 . ........ United States 250,000 250,239
i
Park Place Securities, Inc. , 2004-WCW2 , M3 , FRN , 5.484% ,
( 1-month SOFR + 1.164% ), 10/25/34 . .................. United States 116,682 115,372
b,i
PRMI Securitization Trust , 2024-CMG1 , A1 , 144A, FRN , 5.763% ,
( 30-day SOFR Average + 1.45% ), 7/25/54 . ............... United States 360,323 360,955
b,i
Rockland Park CLO Ltd. , 2021-1A , B , 144A, FRN , 6.181% ,
( 3-month SOFR + 1.912% ), 4/20/34 . ................... United States 300,000 300,667
b,i
RR 29 Ltd. , 2024-29RA , A1R , 144A, FRN , 5.646% , ( 3-month
SOFR + 1.39% ), 7/15/39 . ............................ United States 250,000 250,474
b,i
Shackleton XIV CLO Ltd. , 2019-14A , BR , 144A, FRN , 6.331% ,
( 3-month SOFR + 2.062% ), 7/20/34 . ................... United States 250,000 250,696
b,i
Sound Point CLO XXVI Ltd. , 2020-1A , AR , 144A, FRN , 5.701% ,
( 3-month SOFR + 1.432% ), 7/20/34 . ................... United States 322,000 322,392
b,i
Sound Point CLO XXXII Ltd. , 2021-4A , A , 144A, FRN , 5.693% ,
( 3-month SOFR + 1.412% ), 10/25/34 . .................. United States 300,000 300,383
b,i
Symphony CLO XXIII Ltd. , 2020-23A , AR2 , 144A, FRN , 5.156% ,
( 3-month SOFR + 0.9% ), 1/15/34 . ..................... United States 396,527 395,485
b,i
Symphony CLO XXXII Ltd. , 2022-32A , A1 , 144A, FRN , 5.599% ,
( 3-month SOFR + 1.32% ), 4/23/35 . .................... United States 250,000 250,228
b,i
TCW CLO Ltd. , 2021-2A , AS , 144A, FRN , 5.723% , ( 3-month
SOFR + 1.442% ), 7/25/34 . ........................... United States 200,000 200,471
b,i
TICP CLO XII Ltd. , 2018-12A , BR , 144A, FRN , 6.168% , ( 3-month
SOFR + 1.912% ), 7/15/34 . ........................... United States 300,000 300,622
b,i
Trinitas CLO XVIII Ltd. , 2021-18A , A1 , 144A, FRN , 5.701% ,
( 3-month SOFR + 1.432% ), 1/20/35 . ................... United States 250,000 250,562
b,i
Venture XIX CLO Ltd. , 2014-19A , ARR , 144A, FRN , 5.778% ,
( 3-month SOFR + 1.522% ), 1/15/32 . ................... United States 152,198 152,364
b,i
Venture XV CLO Ltd. , 2013-15A , AR3 , 144A, FRN , 5.698% ,
( 3-month SOFR + 1.442% ), 7/15/32 . ................... United States 145,984 146,139
b,i
Voya CLO Ltd. , 2019-3A , AR , 144A, FRN , 5.621% , ( 3-month
SOFR + 1.342% ), 10/17/32 . .......................... United States 244,512 244,757
b,i
Warwick Capital CLO 3 Ltd. , 2024-3A , A1 , 144A, FRN , 5.919% ,
( 3-month SOFR + 1.65% ), 4/20/37 . .................... Jersey 250,000 250,579
b,i
Wind River CLO Ltd. ,
2021-4A, A, 144A, FRN, 5.701%, (3-month SOFR + 1.432%),
1/20/35 ......................................... United States 250,000 250,178
g
2021-4A, AR, 144A, FRN, Zero Cpn ., (3-month SOFR + 1.23%),
1/20/35 ......................................... United States 250,000 250,188
b,i
Wise CLO Ltd. ,
2023-2A, A, 144A, FRN, 6.056%, (3-month SOFR + 1.8%),
1/15/37 ......................................... Jersey 350,000 350,982
2024-2A, A, 144A, FRN, 5.716%, (3-month SOFR + 1.46%),
7/15/37 ......................................... United States 350,000 351,650
18,712,122
a a a a a a
Total Asset-Backed Securities (Cost $19,589,702) .............................
19,665,431

Putnam Asset Allocation Funds
Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Growth Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Commercial Mortgage-Backed Securities 0.5%
Financial Services 0.5%
b,k,l
Arbor Multifamily Mortgage Securities Trust , 2020-MF1 , XA , IO,
144A, FRN , 1.046% , 5/15/53 ......................... United States 4,043,136 $ 145,168
k,l
BANK ,
2019-BN20, XA, IO, FRN, 0.924%, 9/15/62 .............. United States 3,680,394 107,639
2020-BN26, XA, IO, FRN, 1.306%, 3/15/63 .............. United States 1,740,130 73,103
k,l
BANK5 , 2024-5YR7 , XA , IO, FRN , 1.57% , 6/15/57 .......... United States 6,793,442 314,838
Barclays Commercial Mortgage Trust ,
2019-C3, C, 4.178%, 5/15/52 ......................... United States 187,000 165,527
k,l
2019-C4, XA, IO, FRN, 1.661%, 8/15/52 ................. United States 4,351,243 208,034
k,l
Benchmark Mortgage Trust , 2020-B22 , XA , IO, FRN , 1.615% ,
1/15/54 ......................................... United States 1,731,564 113,822
l
CD Mortgage Trust , 2017-CD4 , B , FRN , 3.947% , 5/10/50 ..... United States 266,000 252,479
l
CFCRE Commercial Mortgage Trust ,
b
2011-C2, D, 144A, FRN, 5.08%, 12/15/47 ............... United States 29,158 28,171
b
2011-C2, E, 144A, FRN, 5.08%, 12/15/47 ................ United States 214,000 199,428
2017-C8, B, FRN, 4.199%, 6/15/50 .................... United States 193,000 185,153
COMM Mortgage Trust ,
l
2013-CR13, C, FRN, 5.109%, 11/10/46 ................. United States 86,763 81,482
b,l
2013-CR13, D, 144A, FRN, 5.109%, 11/10/46 ............ United States 347,000 198,279
l
2014-CR17, C, FRN, 4.941%, 5/10/47 .................. United States 452,000 414,529
b,l
2014-CR17, D, 144A, FRN, 5.005%, 5/10/47 ............. United States 285,000 228,714
l
2014-CR20, C, FRN, 4.826%, 11/10/47 ................. United States 575,621 557,198
2014-UBS3, AM, 4.012%, 6/10/47 ..................... United States 197,960 190,021
l
2014-UBS5, AM, FRN, 4.193%, 9/10/47 ................. United States 152,502 150,881
l
2015-CR22, B, FRN, 3.926%, 3/10/48 .................. United States 224,000 213,913
2015-DC1, AM, 3.724%, 2/10/48 ...................... United States 139,221 137,126
l
2015-LC19, C, FRN, 4.242%, 2/10/48 .................. United States 530,000 513,271
l
2015-LC21, B, FRN, 4.518%, 7/10/48 ................... United States 293,544 291,359
b,l
2015-LC23, D, 144A, FRN, 3.703%, 10/10/48 ............. United States 336,000 291,494
b,k,l
Credit Suisse Commercial Mortgage Trust , 2007-C2 , AX , IO,
144A, FRN , 0.03% , 1/15/49 .......................... United States 1,068,145 192
CSAIL Commercial Mortgage Trust ,
l
2015-C2, AS, FRN, 3.849%, 6/15/57 ................... United States 243,059 239,996
l
2015-C2, B, FRN, 4.208%, 6/15/57 .................... United States 253,000 244,829
l
2016-C7, AS, FRN, 3.958%, 11/15/49 ................... United States 323,000 315,125
2019-C17, AS, 3.278%, 9/15/52 ....................... United States 289,000 262,031
k,l
2020-C19, XA, IO, FRN, 1.206%, 3/15/53 ................ United States 6,261,443 239,273
k,l
2021-C20, XA, IO, FRN, 1.113%, 3/15/54 ................ United States 2,574,365 108,393
b,l
DBUBS Mortgage Trust , 2011-LC3A , D , 144A, FRN , 5.53% ,
8/10/44 ......................................... United States 565,002 542,947
k,l
GS Mortgage Securities Trust ,
2014-GC22, XA, IO, FRN, 0.744%, 6/10/47 .............. United States 1,306,497 7,654
2019-GC38, XA, IO, FRN, 1.169%, 2/10/52 .............. United States 5,363,064 167,462
l
J.P. Morgan Chase Commercial Mortgage Securities Trust ,
k
2006-CB17, X, IO, FRN, 1.144%, 12/12/43 ............... United States 141,521 3,085
b
2012-C6, E, 144A, FRN, 5.129%, 5/15/45 ............... United States 205,000 197,517
l
JPMBB Commercial Mortgage Securities Trust ,
2014-C18, B, FRN, 4.652%, 2/15/47 ................... United States 340,533 330,530
2014-C23, B, FRN, 4.7%, 9/15/47 ..................... United States 233,000 217,847
2014-C23, C, FRN, 4.7%, 9/15/47 ..................... United States 503,000 460,478
b
LSTAR Commercial Mortgage Trust , 2017-5 , A5 , 144A, 3.549% ,
3/10/50 ......................................... United States 585,000 570,578
Morgan Stanley Bank of America Merrill Lynch Trust ,
l
2013-C10, B, FRN, 4.112%, 7/15/46 .................... United States 455,927 430,593
2014-C19, C, 4%, 12/15/47 .......................... United States 100,478 97,441
l
2015-C22, C, FRN, 4.191%, 4/15/48 ................... United States 357,000 310,373

Putnam Asset Allocation Funds
Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Growth Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
Morgan Stanley Bank of America Merrill Lynch Trust, (continued)
l
2015-C24, B, FRN, 4.449%, 5/15/48 ................... United States 225,000 $ 223,969
Morgan Stanley Capital I Trust ,
l
2016-UB12, AS, FRN, 3.778%, 12/15/49 ................ United States 200,000 189,191
2018-L1, A3, 4.139%, 10/15/51 ....................... United States 246,000 243,422
k,l
UBS Commercial Mortgage Trust ,
2017-C7, XA, IO, FRN, 1.123%, 12/15/50 ................ United States 3,140,765 63,808
2018-C8, XA, IO, FRN, 0.964%, 2/15/51 ................. United States 6,809,975 123,078
k,l
Wachovia Bank Commercial Mortgage Trust , 2006-C29 , IO, FRN ,
0.488% , 11/15/48 .................................. United States 11,039 24
Wells Fargo Commercial Mortgage Trust ,
b,l
2013-LC12, D, 144A, FRN, 3.915%, 7/15/46 ............. United States 256,000 144,645
2016-BNK1, AS, 2.814%, 8/15/49 ...................... United States 274,000 261,345
k,l
2016-LC25, XA, IO, FRN, 0.959%, 12/15/59 .............. United States 4,252,079 34,753
k,l
2019-C52, XA, IO, FRN, 1.704%, 8/15/52 ................ United States 4,869,433 244,327
l
2020-C57, C, FRN, 4.157%, 8/15/53 ................... United States 139,000 127,896
k,l
2024-5C1, XA, IO, FRN, 1.258%, 7/15/57 ................ United States 8,009,077 292,441
l
WFRBS Commercial Mortgage Trust ,
b,m
2011-C3, D, 144A, FRN, 5.415%, 3/15/44 ............... United States 206,195 69,591
2013-C11, C, FRN, 4.145%, 3/15/45 ................... United States 849,000 812,667
b
2013-C15, D, 144A, FRN, 4.286%, 8/15/46 .............. United States 201,003 103,517
k
2014-C22, XA, IO, FRN, 0.393%, 9/15/57 ................ United States 2,101,726 459
12,743,106
a a a a a a
Total Commercial Mortgage-Backed Securities (Cost $13,526,291) ..............
12,743,106
Mortgage-Backed Securities 4.4%
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 0.3%
FHLMC Pool, 30 Year, 2.5%, 8/01/50 - 8/01/51 ............. United States 1,653,774 1,389,915
FHLMC Pool, 30 Year, 3%, 1/01/48 ...................... United States 3,487,575 3,079,484
FHLMC Pool, 30 Year, 4%, 9/01/45 ...................... United States 104,762 99,743
FHLMC Pool, 30 Year, 5.5%, 5/01/53 - 9/01/53 ............. United States 1,787,357 1,803,030
FHLMC Pool, 30 Year, 6%, 5/01/53 ...................... United States 1,338,563 1,373,064
FHLMC Pool, 30 Year, 6.5%, 5/01/53 ..................... United States 141,430 146,228
7,891,464
Federal National Mortgage Association (FNMA) Fixed Rate 2.8%
FNMA, 2.73%, 9/01/29 ............................... United States 263,245 248,825
FNMA, 3.5%, 6/01/56 - 10/01/56 ........................ United States 2,039,366 1,837,005
FNMA, 4%, 1/01/57 .................................. United States 382,383 357,011
FNMA, 5.28%, 12/01/28 .............................. United States 218,000 224,870
FNMA, 30 Year, 2.5%, 7/01/50 - 8/01/51 .................. United States 11,055,302 9,277,099
FNMA, 30 Year, 3%, 4/01/46 - 4/01/52 .................... United States 4,825,679 4,276,758
FNMA, 30 Year, 3.5%, 11/01/51 - 4/01/52 ................. United States 1,600,926 1,452,672
FNMA, 30 Year, 4.5%, 2/01/39 - 4/01/39 .................. United States 10,362 10,353
FNMA, 30 Year, 6%, 5/01/53 - 6/01/53 .................... United States 1,640,151 1,678,151
FNMA, 30 Year, 6.5%, 3/01/53 - 5/01/53 .................. United States 1,300,223 1,350,444
n
Uniform Mortgage-Backed Securities, 2.5%, TBA, 7/25/40 ..... United States 10,000,000 9,339,318
n
Uniform Mortgage-Backed Securities, 2.5%, TBA, 7/25/55 ..... United States 23,000,000 19,073,512
n
Uniform Mortgage-Backed Securities, 3.5%, TBA, 7/25/55 ..... United States 9,000,000 8,103,958
n
Uniform Mortgage-Backed Securities, 5%, TBA, 7/25/55 ...... United States 20,000,000 19,602,691
n
Uniform Mortgage-Backed Securities, 6%, TBA, 7/25/55 ...... United States 1,000,000 1,016,279
77,848,946
Government National Mortgage Association (GNMA) Fixed Rate 1.3%
GNMA II, 30 Year, 5.5%, 7/20/53 ........................ United States 1,304,756 1,328,834

Putnam Asset Allocation Funds
Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Growth Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Mortgage-Backed Securities
(continued)
Government National Mortgage Association (GNMA) Fixed Rate (continued)
GNMA II, Single-family, 30 Year, 3%, 8/20/49 - 7/15/55 ....... United States 22,147,552 $ 19,640,289
GNMA II, Single-family, 30 Year, 4%, 2/20/48 ............... United States 2,507,278 2,361,301
GNMA II, Single-family, 30 Year, 4.5%, 5/20/49 - 7/15/55 ...... United States 7,038,504 6,738,613
n
GNMA II, Single-family, 30 Year, 5%, 7/15/55 ............... United States 4,000,000 3,929,839
GNMA II, Single-family, 30 Year, 5.5%, 3/20/53 - 7/20/53 ...... United States 1,938,012 1,959,188
GNMA II, Single-family, 30 Year, 6%, 12/20/48 - 11/20/53 ...... United States 1,256,279 1,298,426
37,256,490
Total Mortgage-Backed Securities (Cost $126,094,435) .........................
122,996,900
Residential Mortgage-Backed Securities 0.6%
Financial Services 0.6%
b
A&D Mortgage Trust , 2023-NQM4 , A1 , 144A, 7.472% , 9/25/68 . United States 213,689 217,348
i
Alternative Loan Trust ,
2005-59, 1A1, FRN, 5.096%, (1-month SOFR + 0.774%),
11/20/35 ........................................ United States 225,915 222,131
2005-65CB, 2A1, FRN, 4.859%, (1-month SOFR + 0.539%),
12/25/35 ........................................ United States 414,143 258,232
2006-OA10, 4A1, FRN, 4.814%, (1-month SOFR + 0.494%),
8/25/46 ......................................... United States 593,679 507,770
2006-OA19, A1, FRN, 4.612%, (1-month SOFR + 0.294%),
2/20/47 ......................................... United States 196,286 157,679
2006-OA7, 1A2, FRN, 5.339%, (12-month average of 1-year
CMT + 0.94%), 6/25/46 ............................. United States 321,128 315,250
i
American Home Mortgage Investment Trust , 2007-1 , GA1C , FRN ,
4.624% , ( 1-month SOFR + 0.304% ), 5/25/47 ............. United States 320,658 188,569
b
Angel Oak Mortgage Trust , 2024-9 , A1 , 144A, 5.138% , 9/25/69 . United States 276,216 274,956
b,l
Arroyo Mortgage Trust ,
2019-1, A3, 144A, FRN, 4.208%, 1/25/49 ................ United States 33,355 32,731
2019-3, A3, 144A, FRN, 3.416%, 10/25/48 ............... United States 44,032 42,083
b
BRAVO Residential Funding Trust , 2023-NQM5 , A1 , 144A,
6.505% , 6/25/63 ................................... United States 210,660 212,185
b,l
Bunker Hill Loan Depositary Trust , 2020-1 , A2 , 144A, FRN , 2.6% ,
2/25/55 ......................................... United States 285,000 275,006
b,i
Chase Home Lending Mortgage Trust , 2025-7 , A11 , 144A, FRN ,
5.702% , ( 30-day SOFR Average + 1.4% ), 5/25/56 ......... United States 98,000 98,244
b
Citigroup Mortgage Loan Trust , 2022-A , A1 , 144A, 6.17% , 9/25/62 United States 115,514 115,476
l
Citigroup Mortgage Loan Trust, Inc. , 2005-2 , 1A2A , FRN , 6.259% ,
5/25/35 ......................................... United States 66,289 65,471
b,i
Connecticut Avenue Securities Trust ,
2019-HRP1, M2, 144A, FRN, 6.57%, (30-day SOFR Average +
2.264%), 11/25/39 ................................. United States 5,146 5,146
2021-R03, 1M1, 144A, FRN, 5.155%, (30-day SOFR Average +
0.85%), 12/25/41 .................................. United States 1,684 1,681
2021-R03, 1M2, 144A, FRN, 5.955%, (30-day SOFR Average +
1.65%), 12/25/41 .................................. United States 156,000 157,018
2022-R01, 1M1, 144A, FRN, 5.305%, (30-day SOFR Average +
1%), 12/25/41 .................................... United States 47,983 47,960
2022-R01, 1M2, 144A, FRN, 6.205%, (30-day SOFR Average +
1.9%), 12/25/41 ................................... United States 159,000 160,387
2022-R02, 2M1, 144A, FRN, 5.505%, (30-day SOFR Average +
1.2%), 1/25/42 .................................... United States 99,025 99,034
2022-R03, 1M2, 144A, FRN, 7.805%, (30-day SOFR Average +
3.5%), 3/25/42 .................................... United States 75,000 77,975
2022-R04, 1M2, 144A, FRN, 7.405%, (30-day SOFR Average +
3.1%), 3/25/42 .................................... United States 74,000 76,285

Putnam Asset Allocation Funds
Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Growth Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Residential Mortgage-Backed Securities
(continued)
Financial Services (continued)
b,i
Connecticut Avenue Securities Trust, (continued)
2022-R05, 2M1, 144A, FRN, 6.205%, (30-day SOFR Average +
1.9%), 4/25/42 .................................... United States 26,323 $ 26,429
2022-R05, 2M2, 144A, FRN, 7.305%, (30-day SOFR Average +
3%), 4/25/42 ..................................... United States 581,000 596,899
2022-R06, 1M1, 144A, FRN, 7.055%, (30-day SOFR Average +
2.75%), 5/25/42 ................................... United States 82,406 84,360
2022-R07, 1M1, 144A, FRN, 7.256%, (30-day SOFR Average +
2.95%), 6/25/42 ................................... United States 165,299 169,547
2022-R08, 1M1, 144A, FRN, 6.855%, (30-day SOFR Average +
2.55%), 7/25/42 ................................... United States 120,560 123,309
2022-R09, 2M1, 144A, FRN, 6.806%, (30-day SOFR Average +
2.5%), 9/25/42 .................................... United States 82,618 83,939
2023-R01, 1M1, 144A, FRN, 6.706%, (30-day SOFR Average +
2.4%), 12/25/42 ................................... United States 26,216 26,905
2023-R02, 1M1, 144A, FRN, 6.605%, (30-day SOFR Average +
2.3%), 1/25/43 .................................... United States 52,754 53,868
2023-R06, 1M1, 144A, FRN, 6.005%, (30-day SOFR Average +
1.7%), 7/25/43 .................................... United States 35,744 35,956
2023-R07, 2M1, 144A, FRN, 6.256%, (30-day SOFR Average +
1.95%), 9/25/43 ................................... United States 18,460 18,615
2024-R03, 2M1, 144A, FRN, 5.456%, (30-day SOFR Average +
1.15%), 3/25/44 ................................... United States 24,305 24,314
2024-R04, 1M1, 144A, FRN, 5.405%, (30-day SOFR Average +
1.1%), 5/25/44 .................................... United States 47,435 47,440
2024-R05, 2M1, 144A, FRN, 5.305%, (30-day SOFR Average +
1%), 7/25/44 ..................................... United States 6,736 6,732
2024-R06, 1A1, 144A, FRN, 5.455%, (30-day SOFR Average +
1.15%), 9/25/44 ................................... United States 181,019 181,741
2024-R06, 1M1, 144A, FRN, 5.355%, (30-day SOFR Average +
1.05%), 9/25/44 ................................... United States 30,804 30,814
2025-R01, 1A1, 144A, FRN, 5.256%, (30-day SOFR Average +
0.95%), 1/25/45 ................................... United States 164,003 163,849
2025-R01, 1M1, 144A, FRN, 5.406%, (30-day SOFR Average +
1.1%), 1/25/45 .................................... United States 163,946 164,156
2025-R02, 1A1, 144A, FRN, 5.306%, (30-day SOFR Average +
1%), 2/25/45 ..................................... United States 147,566 147,745
2025-R02, 1M1, 144A, FRN, 5.456%, (30-day SOFR Average +
1.15%), 2/25/45 ................................... United States 431,481 432,021
2025-R03, 2A1, 144A, FRN, 5.755%, (30-day SOFR Average +
1.45%), 3/25/45 ................................... United States 29,199 29,391
2025-R04, 1A1, 144A, FRN, 5.305%, (30-day SOFR Average +
1%), 5/25/45 ..................................... United States 136,142 136,263
2025-R04, 1M1, 144A, FRN, 5.505%, (30-day SOFR Average +
1.2%), 5/25/45 .................................... United States 359,682 360,578
b
Cross Mortgage Trust , 2024-H4 , A1 , 144A, 6.147% , 7/25/69 ... United States 167,668 169,285
b,l
CSMC Trust ,
2021-RPL4, A1, 144A, FRN, 4.118%, 12/27/60 ............ United States 138,987 138,531
2021-RPL7, A1, 144A, FRN, 4.197%, 7/27/61 ............. United States 131,149 130,083
b,l
FHLMC Seasoned Credit Risk Transfer Trust , 2017-2 , M1 , 144A,
FRN , 4% , 8/25/56 ................................. United States 51,471 51,240
i
FHLMC STACR Debt Notes , 2015-DNA3 , M3 , FRN , 9.12% , ( 30-
day SOFR Average + 4.814% ), 4/25/28 ................. United States 146,042 147,738
b,i
FHLMC STACR REMIC Trust ,
2021-DNA5, M2, 144A, FRN, 5.955%, (30-day SOFR Average
+ 1.65%), 1/25/34 ................................. United States 37,745 37,919
2021-DNA6, M2, 144A, FRN, 5.805%, (30-day SOFR Average
+ 1.5%), 10/25/41 ................................. United States 194,749 195,561

Putnam Asset Allocation Funds
Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Growth Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Residential Mortgage-Backed Securities
(continued)
Financial Services (continued)
b,i
FHLMC STACR REMIC Trust, (continued)
2021-DNA7, M2, 144A, FRN, 6.105%, (30-day SOFR Average
+ 1.8%), 11/25/41 .................................. United States 521,000 $ 525,013
2021-HQA4, M1, 144A, FRN, 5.255%, (30-day SOFR Average
+ 0.95%), 12/25/41 ................................ United States 50,302 50,231
2022-DNA2, M1A, 144A, FRN, 5.605%, (30-day SOFR Average
+ 1.3%), 2/25/42 .................................. United States 96,719 96,797
2022-DNA3, M1B, 144A, FRN, 7.205%, (30-day SOFR Average
+ 2.9%), 4/25/42 .................................. United States 17,000 17,523
2022-DNA5, M1A, 144A, FRN, 7.255%, (30-day SOFR Average
+ 2.95%), 6/25/42 ................................. United States 307,400 314,388
2022-DNA6, M1A, 144A, FRN, 6.455%, (30-day SOFR Average
+ 2.15%), 9/25/42 ................................. United States 30,311 30,546
2022-DNA6, M1B, 144A, FRN, 8.005%, (30-day SOFR Average
+ 3.7%), 9/25/42 .................................. United States 18,000 18,975
2022-HQA1, M1A, 144A, FRN, 6.405%, (30-day SOFR Average
+ 2.1%), 3/25/42 .................................. United States 6,887 6,929
2022-HQA2, M1A, 144A, FRN, 6.955%, (30-day SOFR Average
+ 2.65%), 7/25/42 ................................. United States 410,228 419,221
2022-HQA3, M1A, 144A, FRN, 6.605%, (30-day SOFR Average
+ 2.3%), 8/25/42 .................................. United States 155,654 158,576
2023-DNA1, M1A, 144A, FRN, 6.406%, (30-day SOFR Average
+ 2.1%), 3/25/43 .................................. United States 98,114 99,601
2023-HQA2, M1A, 144A, FRN, 6.305%, (30-day SOFR Average
+ 2%), 6/25/43 .................................... United States 40,875 41,110
2023-HQA3, A1, 144A, FRN, 6.155%, (30-day SOFR Average +
1.85%), 11/25/43 .................................. United States 61,661 62,426
2023-HQA3, M1, 144A, FRN, 6.155%, (30-day SOFR Average
+ 1.85%), 11/25/43 ................................. United States 44,084 44,451
2025-DNA1, A1, 144A, FRN, 5.255%, (30-day SOFR Average +
0.95%), 1/25/45 ................................... United States 553,350 552,797
FNMA ,
k,l
2001-79, BI, IO, FRN, 0.244%, 3/25/45 ................. United States 44,129 219
k,l
2002-W8, 1, IO, FRN, 0.29%, 6/25/42 .................. United States 144,490 1,761
2003-34, P1, Strip, 4/25/43 ........................... United States 4,654 4,237
i
FNMA Connecticut Avenue Securities ,
2015-C04, 1M2, FRN, 10.12%, (30-day SOFR Average +
5.814%), 4/25/28 .................................. United States 350,436 356,026
2016-C01, 1M2, FRN, 11.17%, (30-day SOFR Average +
6.864%), 8/25/28 .................................. United States 143,220 147,447
2016-C01, 2M2, FRN, 11.37%, (30-day SOFR Average +
7.064%), 8/25/28 .................................. United States 97,341 100,179
2016-C02, 1M2, FRN, 10.42%, (30-day SOFR Average +
6.114%), 9/25/28 .................................. United States 63,144 64,437
2016-C03, 2M2, FRN, 10.32%, (30-day SOFR Average +
6.014%), 10/25/28 ................................. United States 22,497 23,120
2016-C04, 1M2, FRN, 8.67%, (30-day SOFR Average +
4.364%), 1/25/29 .................................. United States 300,336 307,838
2016-C05, 2M2, FRN, 8.87%, (30-day SOFR Average +
4.564%), 1/25/29 .................................. United States 244,783 250,768
2016-C06, 1M2, FRN, 8.67%, (30-day SOFR Average +
4.364%), 4/25/29 .................................. United States 160,650 165,000
2016-C07, 2M2, FRN, 8.77%, (30-day SOFR Average +
4.464%), 5/25/29 .................................. United States 225,807 233,128
2017-C02, 2M2C, FRN, 8.07%, (30-day SOFR Average +
3.764%), 9/25/29 .................................. United States 46,226 46,905

Putnam Asset Allocation Funds
Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Growth Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Residential Mortgage-Backed Securities
(continued)
Financial Services (continued)
i
FNMA Connecticut Avenue Securities, (continued)
2017-C06, 1M2B, FRN, 7.07%, (30-day SOFR Average +
2.764%), 2/25/30 .................................. United States 3,385 $ 3,391
2017-C06, 2M2, FRN, 7.22%, (30-day SOFR Average +
2.914%), 2/25/30 .................................. United States 118,162 120,379
2017-C06, 2M2C, FRN, 7.22%, (30-day SOFR Average +
2.914%), 2/25/30 .................................. United States 70,270 71,589
2018-C02, 2M2, FRN, 6.62%, (30-day SOFR Average +
2.314%), 8/25/30 .................................. United States 8,258 8,396
b
J.P. Morgan Mortgage Trust ,
i
2024-10, A11, 144A, FRN, 5.555%, (30-day SOFR Average +
1.25%), 3/25/55 ................................... United States 147,330 147,440
2024-CES1, A1A, 144A, 5.919%, 6/25/54 ................ United States 101,175 101,824
2024-VIS2, A1, 144A, 5.853%, 11/25/64 ................. United States 198,301 199,674
i
2025-1, A11, 144A, FRN, 5.555%, (30-day SOFR Average +
1.25%), 6/25/55 ................................... United States 184,000 184,173
b
MFA Trust , 2023-INV2 , A1 , 144A, 6.775% , 10/25/58 ......... United States 178,207 180,214
b
Mill City Mortgage Loan Trust , 2023-NQM2 , A1 , 144A, 6.24% ,
12/25/67 ........................................ United States 393,554 394,237
b,l
Morgan Stanley Resecuritization Trust , 2015-R4 , CB1 , 144A,
FRN , 4.289% , 8/26/47 .............................. United States 38,728 38,686
b
OBX Trust , 2023-NQM4 , A1 , 144A, 6.113% , 3/25/63 ......... United States 312,311 313,352
b
PRPM Trust , 2024-NQM2 , A1 , 144A, 6.327% , 6/25/69 ........ United States 821,195 836,495
b,l
Residential Mortgage Loan Trust , 2020-2 , A2 , 144A, FRN ,
2.508% , 5/25/60 ................................... United States 99,668 98,717
b,l
Starwood Mortgage Residential Trust ,
2020-2, M1E, 144A, FRN, 3%, 4/25/60 .................. United States 323,000 316,009
2020-3, A3, 144A, FRN, 2.591%, 4/25/65 ................ United States 407,000 364,849
b,i
Station Place Securitization Trust ,
2024-10, A, 144A, FRN, 5.22%, (1-month SOFR + 0.9%),
10/27/25 ........................................ United States 650,000 653,453
2024-5, A, 144A, FRN, 5.22%, (1-month SOFR + 0.9%),
8/04/25 ......................................... United States 660,000 660,428
2025-1, A, 144A, FRN, 5.221%, (1-month SOFR + 0.9%),
7/23/26 ......................................... United States 646,000 653,071
i
Structured Asset Mortgage Investments II Trust , 2007-AR7 , 1A1 ,
FRN , 5.284% , ( 1-month SOFR + 0.964% ), 5/25/47 ......... United States 495,992 403,402
b,l
Towd Point Mortgage Trust , 2016-5 , M2 , 144A, FRN , 3.375% ,
10/25/56 ........................................ United States 177,000 167,295
WaMu Mortgage Pass-Through Certificates Trust ,
i
2005-AR11, A1B3, FRN, 5.234%, (1-month SOFR + 0.914%),
8/25/45 ......................................... United States 111,698 111,353
i
2005-AR9, A1C3, FRN, 5.394%, (1-month SOFR + 1.074%),
7/25/45 ......................................... United States 83,568 83,999
l
2007-HY2, 1A1, FRN, 4.252%, 12/25/36 ................ United States 192,012 174,533
17,850,453
a a a a a a
Total Residential Mortgage-Backed Securities (Cost $17,865,561) ...............
17,850,453
Agency Commercial Mortgage-Backed Securities 0.4%
Financial Services 0.4%
FHLMC ,
i
3065, DC, FRN, 6.605%, (30-day SOFR Average + 19.517%),
3/15/35 ......................................... United States 12,005 12,458
i
406, F30, FRN, 5.455%, (30-day SOFR Average + 1.15%),
10/25/53 ........................................ United States 302,692 304,185

Putnam Asset Allocation Funds
Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Growth Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Agency Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
FHLMC, (continued)
i,k
4326, GS, IO, FRN, 1.632%, (30-day SOFR Average +
5.936%), 4/15/44 .................................. United States 2,689,973 $ 280,724
k
5010, IA, IO, 3.5%, 9/25/50 .......................... United States 1,829,458 337,803
k
5024, HI, IO, 4.5%, 10/25/50 ......................... United States 2,321,979 529,818
k
5036, IK, IO, 4%, 4/25/50 ............................ United States 2,485,611 509,610
k
5079, BI, IO, 5.5%, 2/25/51 .......................... United States 1,595,463 281,149
k
5121, KI, IO, 4%, 6/25/51 ............................ United States 2,545,820 566,914
k
5134, IB, IO, 4%, 8/25/51 ............................ United States 3,045,116 627,253
k
5138, YI, IO, 4.5%, 12/25/49 ......................... United States 3,302,760 852,016
k
5142, AI, IO, 3.5%, 9/25/51 .......................... United States 2,994,190 579,399
FNMA ,
k
2020-96, JI, IO, 3%, 1/25/51 .......................... United States 4,227,351 714,270
k
2021-28, NI, IO, 3%, 5/25/41 ......................... United States 3,808,482 392,521
k
2021-45, MI, IO, 2.5%, 2/25/49 ........................ United States 3,869,182 495,244
k
2021-65, LI, IO, 3.5%, 10/25/51 ....................... United States 2,185,719 384,533
i
2024-89, FA, FRN, 5.505%, (30-day SOFR Average + 1.2%),
12/25/54 ........................................ United States 459,026 460,198
i
2024-98, FA, FRN, 5.455%, (30-day SOFR Average + 1.15%),
12/25/53 ........................................ United States 328,777 329,026
i
2025-41, FA, FRN, 5.455%, (30-day SOFR Average + 1.15%),
6/25/54 ......................................... United States 212,853 213,183
b,l
FREMF Mortgage Trust , 2015-K51 , B , 144A, FRN , 4.104% ,
10/25/48 ........................................ United States 472,000 469,860
GNMA ,
k,l
2015-H26, EI, IO, FRN, 1.755%, 10/20/65 ............... United States 726,759 22,931
k,l
2016-H16, LI, IO, FRN, 3.137%, 7/20/66 ................ United States 2,414,282 109,372
k
2021-117, MI, IO, 3.5%, 5/20/42 ....................... United States 3,744,292 600,169
k
2021-214, AI, IO, 4%, 12/20/51 ....................... United States 2,230,582 453,109
k
2022-60, IY, IO, 3%, 2/20/52 ......................... United States 4,161,492 631,164
i
2023-152, FB, FRN, 5.452%, (30-day SOFR Average + 1.15%),
4/20/51 ......................................... United States 432,438 439,589
i
2024-78, QF, FRN, 5.402%, (30-day SOFR Average + 1.1%),
5/20/54 ......................................... United States 443,633 445,230
11,041,728
a a a a a a
Total Agency Commercial Mortgage-Backed Securities (Cost $9,071,028) ........
11,041,728
Total Long Term Investments (Cost $1,850,651,697) ...........................
2,739,162,628
a
Short Term Investments 4.5%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities 0.5%
o,p
U.S. Treasury Bills ,
4.22%, 10/02/25 ................................... United States 11,200,000 11,077,883
4.15%, 12/04/25 ................................... United States 3,100,000 3,044,890
14,122,773
Total U.S. Government and Agency Securities (Cost $14,127,978) ...............
14,122,773

Putnam Asset Allocation Funds
Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Growth Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

Short Term Investments
(continued)
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 4.0%
q,r
Putnam Short Term Investment Fund, Class P, 4.581% ....... United States 112,436,460 $ 112,436,460
Total Money Market Funds (Cost $112,436,460) ...............................
112,436,460
Total Short Term Investments (Cost $126,564,438 ) .............................
126,559,233
a
Total Investments (Cost $1,977,216,135) 101.9% ..............................
$2,865,721,861
TBA Sale Commitments (0.5)% ..............................................
(14,437,395)
Other Assets, less Liabilities (1.4)% .........................................
(38,345,910)
Net Assets 100.0% .........................................................
$2,812,938,556
a a a
Principal
Amount
*
s
TBA Sale Commitments (0.5)%
Mortgage-Backed Securities (0.5)%
Federal National Mortgage Association (FNMA) Fixed Rate (0.5)%
Uniform Mortgage-Backed Securities ,
3%, TBA, 7/25/55 .................................. United States (3,000,000) (2,596,359)
4.5%, TBA, 7/25/55 ................................ United States (4,000,000) (3,826,624)
5.5%, TBA, 7/25/55 ................................ United States (7,000,000) (6,999,492)
(13,422,475)
Government National Mortgage Association (GNMA) Fixed Rate (0.0)%
†
GNMA II, Single-family, 30 Year, 6%, 7/15/55 ............... United States (1,000,000) (1,014,920)
Total TBA Sale Commitments (Proceeds $(14,228,164)) ........................
$(14,437,395)
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non -income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At June 30, 2025, the aggregate value of these securities was $168,679,075, representing 6.0% of net assets.
c
Variable rate security. The rate shown represents the yield at period end.
d
Fair valued using significant unobservable inputs. See Note 4 regarding fair value measurements.
e
Income may be received in additional securities and/or cash.
f
Perpetual security with no stated maturity date.
g
A portion or all of the security purchased on a delayed delivery basis.
h
The coupon rate shown represents the rate at period end.
i
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
j
This security was pledged, or purchased with cash that was pledged, to the Fund for collateral on certain derivative contracts.
k
Investment in an interest-only security entitles holders to receive only the interest payment on the underlying instruments. The principal amount shown is the notional amount of the underlying instruments.
l
Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.
m
Defaulted security or security for which income has been deemed uncollectible.
n
Security purchased on a to-be-announced (TBA) basis.
o
The rate shown represents the yield at period end.
p
A portion or all of the security has been segregated as collateral for certain derivative contracts. At June 30, 2025, the value of this security pledged amounted to
$11,214,179, representing 0.4% net assets.
q
See Note 3 regarding investments in affiliated management investment companies.
r
The rate shown is the annualized seven-day effective yield at period end.
s
Security sold on a to-be-announced (TBA) basis resulting in a short position. As such, the Fund is not subject to fees and expenses associated with short sale transactions.

Putnam Asset Allocation Funds
Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Growth Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

At June 30, 2025, the Fund had the following futures contracts outstanding.
At June 30, 2025, the Fund had the following forward exchange contracts outstanding.
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Equity contracts
MSCI EAFE Index ............................ Long 134 $ 17,967,390 9/19/25 $ 104,290
MSCI Emerging Markets Index .................. Long 200 12,335,000 9/19/25 205,586
S&P 500 E-Mini Index ......................... Short 343 107,251,812 9/19/25 (3,589,765)
S&P MidCap 400 E-Mini Index .................. Long 6 1,875,300 9/19/25 227
Interest rate contracts
U.S. Treasury 10 Year Notes .................... Short 294 32,964,750 9/19/25 (495,683)
U.S. Treasury 10 Year Ultra Notes ................ Long 6 685,594 9/19/25 11,146
U.S. Treasury 2 Year Notes ..................... Long 321 66,775,524 9/30/25 231,437
U.S. Treasury 5 Year Notes ..................... Long 398 43,382,000 9/30/25 444,348
U.S. Treasury Long Bonds ..................... Long 248 28,636,250 9/19/25 780,205
U.S. Treasury Ultra Bonds ...................... Long 97 11,555,125 9/19/25 373,425
Total Futures Contracts ...................................................................... $(1,934,784)
*
As of period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Brazilian Real ...... GSCO Buy 24,689,900 4,275,900 7/02/25 $ 268,449 $ —
Brazilian Real ...... GSCO Sell 24,689,900 4,315,924 7/02/25 — (228,424)
Australian Dollar .... BZWS Buy 479,000 302,127 7/16/25 13,206 —
Australian Dollar .... MSCO Buy 10,451,500 6,595,331 7/16/25 285,048 —
Australian Dollar .... MSCO Sell 1,428,600 933,746 7/16/25 — (6,722)
Australian Dollar .... SSBT Buy 8,608,500 5,429,441 7/16/25 237,663 —
Australian Dollar .... SSBT Sell 9,324,400 5,665,212 7/16/25 — (473,180)
Australian Dollar .... TDOM Buy 5,567,600 3,511,847 7/16/25 153,387 —
Australian Dollar .... UBSW Buy 944,300 595,635 7/16/25 26,012 —
Australian Dollar .... WPAC Buy 659,000 415,893 7/16/25 17,937 —
Canadian Dollar .... BOFA Sell 2,594,500 1,822,608 7/16/25 — (84,122)
Canadian Dollar .... BZWS Sell 25,500 18,765 7/16/25 25 —
Canadian Dollar .... JPHQ Sell 1,600 1,124 7/16/25 — (52)
Canadian Dollar .... TDOM Sell 6,879,000 4,831,576 7/16/25 — (223,884)
Canadian Dollar .... UBSW Sell 798,300 560,710 7/16/25 — (25,970)
Israeli New Shekel .. BZWS Buy 647,900 176,231 7/16/25 16,132 —
Israeli New Shekel .. CITI Buy 121,100 32,853 7/16/25 3,102 —
Israeli New Shekel .. HSBK Buy 2,564,300 722,529 7/16/25 38,819 —
Israeli New Shekel .. MSCO Buy 55,600 15,087 7/16/25 1,421 —
Israeli New Shekel .. SSBT Buy 125,300 33,994 7/16/25 3,208 —
Israeli New Shekel .. UBSW Buy 1,788,000 485,055 7/16/25 45,808 —
Mexican Peso ...... BOFA Buy 1,642,900 79,074 7/16/25 8,346 —
Mexican Peso ...... BZWS Buy 1,143,800 55,052 7/16/25 5,810 —
Mexican Peso ...... GSCO Buy 10,733,200 516,608 7/16/25 54,514 —
Mexican Peso ...... MSCO Sell 1,251,100 60,877 7/16/25 — (5,695)
Mexican Peso ...... UBSW Buy 10,236,900 492,875 7/16/25 51,839 —
New Zealand Dollar . MSCO Buy 352,200 208,438 7/16/25 6,346 —

Putnam Asset Allocation Funds
Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Growth Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

Forward Exchange Contracts
(continued)
Currency
Counter-
party
a
Type Quantity
Contract
Amount*
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts (continued)
South African Rand .. GSCO Buy 459,900 24,408 7/16/25 $ 1,540 $ —
South African Rand .. MSCO Buy 4,483,400 243,503 7/16/25 9,456 —
South African Rand .. MSCO Sell 1,115,400 60,964 7/16/25 — (1,968)
South African Rand .. SSBT Sell 8,555,500 456,584 7/16/25 — (26,128)
Chinese Yuan ...... SSBT Buy 4,827,900 675,495 8/20/25 1,632 —
Hong Kong Dollar ... BOFA Buy 2,576,800 328,474 8/20/25 1,385 —
Hong Kong Dollar ... CITI Buy 3,708,200 479,066 8/20/25 — (4,375)
Hong Kong Dollar ... GSCO Buy 10,465,400 1,343,326 8/20/25 — (3,638)
Hong Kong Dollar ... HSBK Buy 10,846,700 1,395,149 8/20/25 — (6,651)
Hong Kong Dollar ... HSBK Sell 20,534,500 2,636,806 8/20/25 8,161 —
Hong Kong Dollar ... JPHQ Buy 652,600 84,242 8/20/25 — (702)
Japanese Yen ...... BOFA Buy 304,253,700 2,077,129 8/20/25 47,861 —
Japanese Yen ...... BOFA Sell 64,623,800 448,214 8/20/25 — (3,137)
Japanese Yen ...... BZWS Buy 45,384,400 309,833 8/20/25 7,144 —
Japanese Yen ...... BZWS Sell 161,002,500 1,118,782 8/20/25 — (5,703)
Japanese Yen ...... GSCO Sell 28,480,800 198,936 8/20/25 19 —
Japanese Yen ...... HSBK Buy 73,354,600 515,660 8/20/25 — (3,331)
Japanese Yen ...... HSBK Sell 8,591,400 60,672 8/20/25 667 —
Japanese Yen ...... MSCO Buy 604,559,000 4,170,676 8/20/25 53,662 (1,934)
Japanese Yen ...... MSCO Sell 183,174,200 1,281,084 8/20/25 4,433 (2,687)
Japanese Yen ...... SSBT Sell 15,112,600 106,524 8/20/25 973 —
New Taiwan Dollar .. BZWS Sell 24,477,600 827,365 8/20/25 — (24,105)
Singapore Dollar .... BZWS Buy 27,300 21,029 8/20/25 523 —
Singapore Dollar .... HSBK Buy 2,072,100 1,596,219 8/20/25 39,586 —
Singapore Dollar .... SSBT Buy 3,644,900 2,807,700 8/20/25 69,741 —
Singapore Dollar .... UBSW Buy 8,700 6,701 8/20/25 168 —
South Korean Won .. JPHQ Sell 1,217,286,700 864,243 8/20/25 — (38,254)
British Pound ...... BOFA Sell 3,092,500 4,177,819 9/17/25 — (69,242)
British Pound ...... BZWS Buy 521,300 706,008 9/17/25 9,915 —
British Pound ...... BZWS Sell 362,400 492,618 9/17/25 — (5,082)
British Pound ...... CITI Sell 2,593,500 3,501,712 9/17/25 — (60,051)
British Pound ...... GSCO Sell 2,621,300 3,537,654 9/17/25 — (62,287)
British Pound ...... HSBK Buy 587,600 790,616 9/17/25 16,360 —
British Pound ...... HSBK Sell 895,400 1,209,036 9/17/25 — (20,654)
British Pound ...... JPHQ Sell 809,800 1,093,183 9/17/25 — (18,949)
British Pound ...... MSCO Buy 178,100 242,605 9/17/25 1,987 —
British Pound ...... MSCO Sell 2,416,800 3,265,794 9/17/25 — (53,298)
British Pound ...... SSBT Buy 678,600 931,346 9/17/25 604 —
British Pound ...... SSBT Sell 5,704,000 7,701,398 9/17/25 — (132,145)
British Pound ...... TDOM Sell 72,700 98,151 9/17/25 — (1,691)
British Pound ...... UBSW Sell 1,010,400 1,364,222 9/17/25 — (23,403)
Danish Krone ...... BOFA Buy 12,305,100 1,902,521 9/17/25 51,722 —
Danish Krone ...... BZWS Buy 3,070,400 472,217 9/17/25 15,411 —
Danish Krone ...... CITI Buy 3,526,400 542,293 9/17/25 17,755 —
Danish Krone ...... JPHQ Buy 4,849,000 745,717 9/17/25 24,381 —
Danish Krone ...... MSCO Buy 4,351,700 669,207 9/17/25 21,912 —
Danish Krone ...... SSBT Buy 406,900 62,578 9/17/25 2,044 —
Euro ............. BOFA Buy 302,800 357,393 9/17/25 1,151 —
Euro ............. BOFA Sell 7,007,800 8,045,306 9/17/25 — (252,605)
Euro ............. BZWS Sell 3,904,000 4,478,802 9/17/25 — (143,909)
Euro ............. GSCO Sell 144,600 165,834 9/17/25 — (5,386)
Euro ............. HSBK Buy 1,654,700 1,925,910 9/17/25 33,414 —
Euro ............. HSBK Sell 2,855,900 3,285,648 9/17/25 — (96,013)
Euro ............. JPHQ Sell 626,000 717,857 9/17/25 — (23,388)
Euro ............. MSCO Buy 647,000 762,959 9/17/25 3,151 —
Euro ............. MSCO Sell 6,749,500 7,746,212 9/17/25 — (245,846)
Euro ............. SSBT Buy 316,800 365,445 9/17/25 9,677 —

Putnam Asset Allocation Funds
Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Growth Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

At June 30, 2025, the Fund had the following credit default swap contracts outstanding.
Forward Exchange Contracts
(continued)
Currency
Counter-
party
a
Type Quantity
Contract
Amount*
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts (continued)
Euro ............. SSBT Sell 2,960,100 3,449,643 9/17/25 $ — $ (55,401)
Euro ............. UBSW Sell 22,900 26,268 9/17/25 — (848)
Euro ............. WPAC Sell 3,385,500 3,882,458 9/17/25 — (126,300)
Norwegian Krone ... JPHQ Sell 10,324,500 1,017,968 9/17/25 — (6,842)
Norwegian Krone ... MSCO Sell 2,179,100 214,923 9/17/25 — (1,375)
Polish Zloty ........ GSCO Buy 892,200 236,783 9/17/25 10,291 —
Polish Zloty ........ HSBK Buy 210,300 56,519 9/17/25 1,719 —
Polish Zloty ........ MSCO Buy 907,000 240,659 9/17/25 10,514 —
Polish Zloty ........ SSBT Buy 710,800 188,659 9/17/25 8,181 —
Swedish Krona ..... BOFA Buy 1,089,700 114,256 9/17/25 1,519 —
Swedish Krona ..... BZWS Buy 10,366,800 1,086,736 9/17/25 14,682 —
Swedish Krona ..... HSBK Buy 22,644,800 2,373,634 9/17/25 32,257 —
Swedish Krona ..... MSCO Buy 17,650,300 1,850,489 9/17/25 24,762 —
Swedish Krona ..... SSBT Buy 6,402,100 671,040 9/17/25 9,149 —
Swiss Franc ....... BOFA Buy 283,500 357,163 9/17/25 3,673 —
Swiss Franc ....... BOFA Sell 461,800 584,636 9/17/25 — (3,139)
Swiss Franc ....... BZWS Buy 81,800 100,801 9/17/25 3,313 —
Swiss Franc ....... BZWS Sell 27,800 34,321 9/17/25 — (1,063)
Swiss Franc ....... GSCO Sell 358,700 442,406 9/17/25 — (14,143)
Swiss Franc ....... HSBK Buy 833,200 1,026,715 9/17/25 33,773 —
Swiss Franc ....... HSBK Sell 429,900 542,156 9/17/25 — (5,016)
Swiss Franc ....... JPHQ Buy 116,900 144,028 9/17/25 4,761 —
Swiss Franc ....... MSCO Buy 2,513,100 3,100,048 9/17/25 98,601 —
Swiss Franc ....... MSCO Sell 1,144,600 1,431,512 9/17/25 135 (25,459)
Swiss Franc ....... SSBT Buy 2,336,100 2,878,257 9/17/25 95,108 —
Swiss Franc ....... SSBT Sell 114,600 144,646 9/17/25 — (1,216)
Swiss Franc ....... UBSW Buy 1,988,500 2,448,319 9/17/25 82,624 —
Swiss Franc ....... UBSW Sell 53,000 65,935 9/17/25 — (1,523)
Brazilian Real ...... GSCO Buy 2,380,700 424,208 10/02/25 3,782 —
Total Forward Exchange Contracts ................................................... $2,132,351 $(2,626,936)
Net unrealized appreciation (depreciation) ............................................ $(494,585)
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.
*
In U.S. dollars unless otherwise indicated.
Credit Default Swap Contracts
Description
Periodic
Payment
Rate
Received
(Paid)
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount
(a)
Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation) Rating
(b)
Centrally Cleared Swap Contracts
Contracts to Sell Protection
(c)(d)
Traded Index
CDX.NA.HY.44 . 5.00% Quarterly 6/20/30 10,144,000 $ 778,547 $ 489,205 $ 289,342
Non-
Investment
Grade
CDX.NA.IG.44 .. 1.00% Quarterly 6/20/30 64,700,000 1,452,719 1,070,019 382,700
Investment
Grade
Total Centrally Cleared Swap Contracts ..................................... $2,231,266 $1,559,224 $672,042

Putnam Asset Allocation Funds
Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Growth Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

At June 30, 2025, the Fund had the following interest rate swap contracts outstanding.
Credit Default Swap Contracts
(continued)
Description
Periodic
Payment
Rate
Received
(Paid)
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount
(a)
Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation) Rating
(b)
OTC Swap Contracts
Contracts to Buy Protection
(c)
Traded Index
CMBX.NA.BBB-.6 (3.00)% Monthly CITI 5/11/63 1,000 $ 33 $ (62) $ 95
Contracts to Sell Protection
(c)(d)
Traded Index
CMBX.NA.BBB-.6 3.00% Monthly BOFA 5/11/63 1,000 (33) 64 (97)
Investment
Grade
Total OTC Swap Contracts .............................................. $— $2 $(2)
Total Credit Default Swap Contracts .................................... $2,231,266 $ 1,559,226 $672,040
(a)
In U.S. dollars unless otherwise indicated. For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association with the contracts.
(b)
Based on Standard and Poor's (S&P) Rating for single name swaps and internal ratings for index swaps. Internal ratings based on mapping into equivalent ratings from external vendors.
(c)
Performance triggers for settlement of contract include default, bankruptcy or restructuring for single name swaps, and failure to pay or bankruptcy of the underlying securities for traded index swaps.
(d)
The fund enters contracts to sell protection to create a long credit position.
Interest Rate Swap Contracts
Description
Payment
Frequency
Maturity
Date
Notional
Amount * Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation)
aa aa aa aa
Centrally Cleared Swap Contracts
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 3.6% ..... Annual 9/17/27 33,091,000 $ (157,375) $ 54,644 $ (212,019)
Receive Fixed 3.58% .. Annual
Pay Floating 1-day
SOFR ............ Annual 9/17/27 36,557,000 159,906 47,676 112,230
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 3.63% .... Annual 9/17/30 3,293,000 (36,197) (10,634) (25,563)
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 3.65% .... Annual 9/17/30 48,777,000 (580,520) 167,040 (747,560)
Receive Fixed 3.88% .. Annual
Pay Floating 1-day
SOFR ............ Annual 9/17/35 25,240,000 412,681 78,489 334,192
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 4.05% .... Annual 9/17/55 59,000 (1,463) 333 (1,796)

Putnam Asset Allocation Funds
Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Growth Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

At June 30, 2025, the Fund had the following total return swap contracts outstanding.
Interest Rate Swap Contracts
(continued)
Description
Payment
Frequency
Maturity
Date
Notional
Amount* Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation)
aa aa aa aa
Centrally Cleared Swap Contracts (continued)
Receive Fixed 4.03% .. Annual
Pay Floating 1-day
SOFR ............ Annual 9/17/55 11,311,000 $ 240,927 $ 17,829 $ 223,098
Total Interest Rate Swap Contracts ................................. $37,959 $ 355,377 $(317,418)
*
In U.S. dollars unless otherwise indicated.
Total Return Swap Contracts
Underlying Instruments
Financing
Rate
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Value *
Value/
Unrealized
Appreciation
(Depreciation)
OTC Swap Contracts
Long
(a)
GSGLPWDL Index
#
....................
1-day SOFR
+ 0.4% Monthly GSCO 12/17/25 111,978,670 $ 976,070
BCFTDEAL Index
#
....................
1-day SOFR
+ 0.45% At Maturity BZWS 6/11/26 80,415,771 —
Short
(b)
GSGLPWDS Index
#
...................
1-day SOFR
- 0.25% Monthly GSCO 12/17/25 107,163,713 (524,027)
BCFTDEAS Index
#
....................
1-day SOFR
+ 0.25% At Maturity BZWS 6/11/26 80,215,751 —
Total Return Swap Contracts .................................................................... $452,043
*
In U.S. dollars unless otherwise indicated.
#
Represents a custom index comprised of a basket of underlying instruments. The 50 largest components, and any individual component greater than 1% of basket value, are shown below.
(a)
The Fund receives the total return on the underlying instrument and pays a variable financing rate.
(b)
The Fund receives a variable financing rate and pays the total return on the underlying instrument.
Common stocks Sector Shares Value
Percentage
value
A BASKET ( GSGLPWDL ) OF COMMON STOCKS
Eni SpA Energy 42,298 $ 683,199 0.60%
Engie SA Utilities 28,922 676,460 0.60%
Empire Co Ltd Consumer Staples 16,262 673,471 0.60%
Novartis AG Health Care 5,519 666,810 0.59%
ConocoPhillips Energy 7,330 657,837 0.58%
AT&T Inc Communication Services 22,670 656,069 0.58%
Exxon Mobil Corp Energy 6,086 656,042 0.58%
Netflix Inc Communication Services 489 654,805 0.58%
Iberdrola SA Utilities 34,203 654,037 0.58%

Putnam Asset Allocation Funds
Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Growth Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

Common stocks Sector Shares Value
Percentage
value
A BASKET (GSGLPWDL) OF COMMON STOCKS (continued)
PayPal Holdings Inc Financials 8,764 $ 651,309 0.58%
TotalEnergies SE Energy 10,639 650,671 0.58%
D'ieteren Group Consumer Discretionary 3,008 643,943 0.57%
Inpex Corp Energy 45,869 643,042 0.57%
Endesa SA Utilities 20,355 642,512 0.57%
SS&C Technologies Holdings Inc Industrials 7,720 639,195 0.57%
MSCI Inc Financials 1,105 637,077 0.56%
Graco Inc Industrials 7,384 634,784 0.56%
Dai Nippon Printing Co Ltd Industrials 41,619 631,012 0.56%
Amadeus IT Group SA Consumer Discretionary 7,501 629,373 0.56%
Telenor ASA Communication Services 40,608 628,800 0.56%
Osaka Gas Co Ltd Utilities 24,562 627,975 0.56%
PepsiCo Inc Consumer Staples 4,727 624,218 0.55%
Veralto Corp Industrials 6,171 622,999 0.55%
Weyerhaeuser Co Real Estate 23,905 614,123 0.54%
Avery Dennison Corp Materials 3,476 609,960 0.54%
FactSet Research Systems Inc Financials 1,342 600,147 0.53%
Verisk Analytics Inc Industrials 1,922 598,820 0.53%
Smiths Group PLC Industrials 19,428 597,955 0.53%
Kirin Holdings Co Ltd Consumer Staples 42,646 596,237 0.53%
Elisa Oyj Communication Services 10,769 595,158 0.53%
Automatic Data Processing Inc Industrials 1,920 592,122 0.52%
Danone SA Consumer Staples 7,255 590,691 0.52%
George Weston Ltd Consumer Staples 2,943 588,964 0.52%
Garmin Ltd Consumer Discretionary 2,815 587,545 0.52%
Chevron Corp Energy 4,050 579,900 0.51%
Rio Tinto PLC Materials 9,939 578,192 0.51%
Telia Co AB Communication Services 161,317 574,995 0.51%
Philip Morris International Inc Consumer Staples 3,140 571,976 0.51%
Fairfax Financial Holdings Ltd Financials 317 570,686 0.50%
Tokyo Gas Co Ltd Utilities 16,935 561,819 0.50%
BOC Hong Kong Holdings Ltd Financials 129,308 561,706 0.50%
Allegion plc Industrials 3,892 560,881 0.50%
VeriSign Inc Information Technology 1,937 559,333 0.49%
Keysight Technologies Inc Information Technology 3,408 558,513 0.49%
Hartford Insurance Group Inc/The Financials 4,394 557,494 0.49%
Airbnb Inc Consumer Discretionary 4,155 549,868 0.49%
Royal Bank of Canada Financials 4,177 549,330 0.49%
United Utilities Group PLC Utilities 33,532 524,521 0.46%
Crown Holdings Inc Materials 5,076 522,699 0.46%
Meta Platforms Inc Communication Services 697 514,733 0.46%
A BASKET ( BCFTDEAL ) OF COMMON STOCKS
Booking Holdings Inc Consumer Discretionary 177 1,023,524 1.28%
Pegasystems Inc Information Technology 18,902 1,023,170 1.28%
Netflix Inc Communication Services 762 1,020,391 1.27%
Virtu Financial Inc Financials 22,689 1,016,246 1.27%
Axis Capital Holdings Ltd Financials 9,765 1,013,783 1.26%
Johnson Controls International plc Industrials 9,592 1,013,134 1.26%
Uber Technologies Inc Industrials 10,836 1,011,030 1.26%
NRG Energy Inc Utilities 6,196 994,880 1.24%
Exelixis Inc Health Care 22,529 992,965 1.24%
Valero Energy Corp Energy 7,245 973,877 1.21%
Freeport-McMoRan Inc Materials 22,244 964,278 1.20%
Unum Group Financials 11,532 931,297 1.16%
Equitable Holdings Inc Financials 16,581 930,170 1.16%
MGIC Investment Corp Financials 32,955 917,458 1.14%

Putnam Asset Allocation Funds
Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Growth Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

Common stocks Sector Shares Value
Percentage
value
A BASKET (BCFTDEAL) OF COMMON STOCKS (continued)
Cheniere Energy Inc Energy 3,699 $ 900,827 1.12%
Natera Inc Health Care 5,286 893,040 1.11%
QUALCOMM Inc Information Technology 5,600 891,886 1.11%
Doordash Inc Consumer Discretionary 3,598 886,964 1.11%
Howmet Aerospace Inc Industrials 4,715 877,617 1.09%
Spotify Technology SA Communication Services 1,129 865,995 1.08%
Wintrust Financial Corp Financials 6,810 844,351 1.05%
American International Group Inc Financials 9,739 833,595 1.04%
General Motors Co Consumer Discretionary 16,906 831,926 1.04%
Ventas Inc Real Estate 12,975 819,380 1.02%
Allison Transmission Holdings Inc Industrials 8,619 818,694 1.02%
AutoNation Inc Consumer Discretionary 4,101 814,680 1.02%
State Street Corp Financials 7,621 810,440 1.01%
Vornado Realty Trust Real Estate 20,681 790,845 0.99%
Synchrony Financial Financials 11,722 782,328 0.98%
Cadence Design Systems Inc Information Technology 2,490 767,161 0.96%
eBay Inc Consumer Discretionary 10,194 759,011 0.95%
Docusign Inc Information Technology 9,728 757,700 0.94%
Tapestry Inc Consumer Discretionary 8,448 741,783 0.92%
Regeneron Pharmaceuticals Inc Health Care 1,397 733,357 0.91%
Pure Storage Inc Information Technology 12,417 714,958 0.89%
Curtiss-Wright Corp Industrials 1,427 697,067 0.87%
Duolingo Inc Consumer Discretionary 1,692 693,755 0.86%
Arista Networks Inc Information Technology 6,519 666,921 0.83%
Cirrus Logic Inc Information Technology 6,264 653,071 0.81%
GoDaddy Inc Information Technology 3,553 639,836 0.80%
Textron Inc Industrials 7,965 639,504 0.80%
Meta Platforms Inc Communication Services 861 635,786 0.79%
Jacobs Solutions Inc Industrials 4,798 630,637 0.79%
Southwest Airlines Co Industrials 19,400 629,336 0.78%
Toll Brothers Inc Consumer Discretionary 5,458 622,969 0.78%
Boyd Gaming Corp Consumer Discretionary 7,895 617,661 0.77%
Applied Materials Inc Information Technology 3,362 615,426 0.77%
American Tower Corp Real Estate 2,718 600,681 0.75%
Affiliated Managers Group Inc Financials 3,035 597,128 0.74%
Louisiana-Pacific Corp Materials 6,931 595,970 0.74%
A BASKET ( GSGLPWDS ) OF COMMON STOCKS
Keppel Ltd Industrials 112,106 653,104 0.61%
Westlake Corp Materials 8,378 636,134 0.59%
Infrastrutture Wireless Italiane SpA Communication Services 51,315 625,252 0.58%
Imperial Brands PLC Consumer Staples 15,848 624,815 0.58%
Ferrovial SE Industrials 11,610 616,821 0.57%
Air Products and Chemicals Inc Materials 2,181 615,197 0.57%
Swisscom AG Communication Services 870 614,693 0.57%
Allianz SE Financials 1,510 609,943 0.57%
Thomson Reuters Corp Industrials 3,029 607,844 0.56%
Orange SA Communication Services 39,944 605,567 0.56%
RELX PLC Industrials 11,104 599,050 0.56%
Masco Corp Industrials 9,288 597,807 0.55%
Straumann Holding AG Health Care 4,591 597,226 0.55%
Coca-Cola Co/The Consumer Staples 8,417 595,490 0.55%
Realty Income Corp Real Estate 10,325 594,830 0.55%
Hermes International SCA Consumer Discretionary 220 594,747 0.55%
Investor AB Financials 20,246 594,281 0.55%
Equifax Inc Industrials 2,285 592,658 0.55%
Singapore Telecommunications Ltd Communication Services 197,074 591,075 0.55%

Putnam Asset Allocation Funds
Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Growth Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

Common stocks Sector Shares Value
Percentage
value
A BASKET (GSGLPWDS) OF COMMON STOCKS (continued)
Visa Inc Financials 1,655 $ 587,600 0.54%
International Paper Co Materials 12,429 582,048 0.54%
Aeon Co Ltd Consumer Staples 18,732 573,190 0.53%
Waste Connections Inc Industrials 3,067 572,580 0.53%
Wilmar International Ltd Consumer Staples 251,779 567,350 0.53%
Paychex Inc Industrials 3,797 552,288 0.51%
Pernod Ricard SA Consumer Staples 5,551 551,280 0.51%
Haleon PLC Health Care 106,315 545,461 0.51%
Martin Marietta Materials Inc Materials 984 540,146 0.50%
Atmos Energy Corp Utilities 3,493 538,339 0.50%
Nutrien Ltd Materials 9,118 530,229 0.49%
EssilorLuxottica SA Health Care 1,892 517,371 0.48%
Swire Pacific Ltd Industrials 59,093 506,242 0.47%
REA Group Ltd Communication Services 3,096 487,876 0.45%
SAP SE Information Technology 1,599 484,448 0.45%
Antofagasta PLC Materials 19,018 471,588 0.44%
Walmart Inc Consumer Staples 4,812 470,481 0.44%
Bureau Veritas SA Industrials 13,657 463,943 0.43%
Royalty Pharma PLC Health Care 12,869 463,675 0.43%
Saputo Inc Consumer Staples 22,587 461,335 0.43%
Hess Corp Energy 3,320 460,013 0.43%
Marriott International Inc/MD Consumer Discretionary 1,677 458,047 0.42%
Diamondback Energy Inc Energy 3,302 453,636 0.42%
Redeia Corp SA Utilities 21,247 452,669 0.42%
Ingersoll Rand Inc Industrials 5,425 451,216 0.42%
Acciona SA Utilities 2,495 447,441 0.41%
Metso Oyj Industrials 34,190 440,668 0.41%
CAR Group Ltd Communication Services 17,773 435,858 0.40%
Southern Co/The Utilities 4,745 435,775 0.40%
Dominion Energy Inc Utilities 7,708 435,676 0.40%
Salmar ASA Consumer Staples 10,058 434,151 0.40%
A BASKET ( BCFTDEAS ) OF COMMON STOCKS
Keppel Ltd Financials 58,198 1,059,792 1.32%
Westlake Corp Consumer Discretionary 3,231 1,011,647 1.26%
Infrastrutture Wireless Italiane SpA Communication Services 4,165 1,011,449 1.26%
Imperial Brands PLC Energy 9,184 1,009,400 1.26%
Ferrovial SE Industrials 6,983 1,005,963 1.25%
Air Products and Chemicals Inc Financials 51,406 987,516 1.23%
Swisscom AG Energy 7,154 982,895 1.23%
Allianz SE Information Technology 7,694 948,262 1.18%
Thomson Reuters Corp Consumer Discretionary 2,764 933,860 1.16%
Orange SA Financials 5,127 887,922 1.11%
RELX PLC Information Technology 7,225 885,818 1.10%
Masco Corp Information Technology 30,050 883,469 1.10%
Straumann Holding AG Financials 1,825 883,131 1.10%
Coca-Cola Co/The Information Technology 8,621 856,555 1.07%
Realty Income Corp Materials 3,031 854,918 1.07%
Hermes International SCA Information Technology 1,418 840,511 1.05%
Investor AB Consumer Discretionary 1,863 839,665 1.05%
Equifax Inc Health Care 74,440 838,939 1.05%
Singapore Telecommunications Ltd Consumer Discretionary 29,636 833,362 1.04%
Visa Inc Financials 4,575 824,328 1.03%
International Paper Co Real Estate 4,668 813,708 1.01%
Aeon Co Ltd Financials 2,268 808,984 1.01%
Waste Connections Inc Information Technology 3,553 737,770 0.92%
Wilmar International Ltd Industrials 2,779 720,804 0.90%

Putnam Asset Allocation Funds
Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Growth Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

See A bbreviations on page 75 .
Common stocks Sector Shares Value
Percentage
value
A BASKET (BCFTDEAS) OF COMMON STOCKS (continued)
Paychex Inc Consumer Discretionary 35,277 $ 715,419 0.89%
Pernod Ricard SA Materials 6,366 699,287 0.87%
Haleon PLC Industrials 1,539 679,747 0.85%
Martin Marietta Materials Inc Information Technology 913 667,601 0.83%
Atmos Energy Corp Financials 1,775 665,586 0.83%
Nutrien Ltd Financials 9,519 658,171 0.82%
EssilorLuxottica SA Information Technology 7,962 642,144 0.80%
Swire Pacific Ltd Utilities 4,091 630,495 0.79%
REA Group Ltd Consumer Discretionary 4,940 630,303 0.79%
SAP SE Information Technology 6,855 625,477 0.78%
Antofagasta PLC Energy 5,312 621,200 0.77%
Walmart Inc Materials 3,465 616,127 0.77%
Bureau Veritas SA Consumer Discretionary 8,661 615,245 0.77%
Royalty Pharma PLC Financials 44,672 612,907 0.76%
Saputo Inc Industrials 3,535 597,658 0.74%
Hess Corp Information Technology 3,449 594,395 0.74%
Marriott International Inc/MD Communication Services 11,307 583,773 0.73%
Diamondback Energy Inc Consumer Discretionary 2,135 583,339 0.73%
Redeia Corp SA Information Technology 1,417 572,649 0.71%
Ingersoll Rand Inc Consumer Discretionary 4,351 560,899 0.70%
Acciona SA Consumer Staples 4,496 559,437 0.70%
Metso Oyj Consumer Discretionary 7,701 524,063 0.65%
CAR Group Ltd Financials 1,636 523,744 0.65%
Southern Co/The Communication Services 5,323 523,718 0.65%
Dominion Energy Inc Real Estate 32,482 515,168 0.64%
Salmar ASA Consumer Staples 6,364 510,892 0.64%

Putnam Asset Allocation Funds
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
1. Organization
Putnam Asset Allocation Funds (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of four separate funds, one of which is included in this report (Fund). The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards
Codification Topic 946, Financial Services – Investment Companies (ASC 946) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946.
2. Financial Instrument Valuation
The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust's Board of Trustees (the Board), the Board has designated the Fund's investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Fund's administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities and derivative financial instruments listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time.
The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.
Investments in open-end mutual funds are valued at the closing NAV.
Certain derivative financial instruments trade in the OTC market. The Fund’s pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Putnam Asset Allocation Funds
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time.
In addition, trading in certain foreign markets may not take place on every Fund’s business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At June 30, 2025, certain securities may have been fair valued using these procedures, in which case the securities were categorized as Level 2 within the fair value hierarchy (referred to as "market level fair value"). See the Fair Value Measurements note for more information.
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the
Fund’s NAV is not calculated, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.
3. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a "Controlled Affiliate" of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund's outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. During the period ended June 30,
2025, the Fund held investments in affiliated management investment companies as follows:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Putnam Dynamic Asset Allocation Growth Fund
Non-Controlled Affiliates
Dividends
Putnam Short Term Investment
Fund, Class P, 4.581% ...... $139,744,403 $247,823,457 $(275,131,400) $— $— $112,436,460 112,436,460 $4,698,878
Total Affiliated Securities ... $139,744,403 $247,823,457 $(275,131,400) $— $— $112,436,460 $4,698,878
2. Financial Instrument Valuation
(continued)

Putnam Asset Allocation Funds
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
4. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of June 30, 2025, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Putnam Dynamic Asset Allocation Growth Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... $ 46,602,047 $ 14,067,722 $ — $ 60,669,769
Air Freight & Logistics ................... 8,224,541 — — 8,224,541
Automobile Components ................. 1,930,029 1,495,432 — 3,425,461
Automobiles .......................... 30,227,275 6,491,319 — 36,718,594
Banks ............................... 68,498,981 77,463,703 — 145,962,684
Beverages ........................... 17,299,985 3,957,678 — 21,257,663
Biotechnology ......................... 41,650,194 1,039,774 — 42,689,968
Broadline Retail ....................... 82,506,448 11,004,034 — 93,510,482
Building Products ...................... 16,370,070 6,608,100 — 22,978,170
Capital Markets ........................ 62,994,431 26,817,810 — 89,812,241
Chemicals ........................... 30,931,867 9,668,558 — 40,600,425
Commercial Services & Supplies ........... 11,048,723 1,456,153 — 12,504,876
Communications Equipment .............. 22,650,769 2,835,280 — 25,486,049
Construction & Engineering ............... 3,099,972 7,948,269 — 11,048,241
Construction Materials .................. 9,140,486 9,466,555 — 18,607,041
Consumer Finance ..................... 16,132,067 695,035 — 16,827,102
Consumer Staples Distribution & Retail ...... 37,407,478 8,396,502 — 45,803,980
Containers & Packaging ................. 4,777,321 — — 4,777,321
Diversified Consumer Services ............ 3,650,860 — — 3,650,860
Diversified REITs ...................... 1,175,571 155,847 — 1,331,418
Diversified Telecommunication Services ..... 7,036,489 3,886,042 — 10,922,531
Electric Utilities ........................ 35,056,774 11,487,721 — 46,544,495
Electrical Equipment .................... 11,312,725 12,458,318 — 23,771,043
Electronic Equipment, Instruments &
Components ........................ 4,340,236 1,118,831 — 5,459,067
Energy Equipment & Services ............. 7,271,750 — — 7,271,750
Entertainment ......................... 44,383,818 7,349,120 — 51,732,938
Financial Services ...................... 74,279,028 5,482,927 — 79,761,955
Food Products ........................ 5,095,740 9,262,430 — 14,358,170
Gas Utilities .......................... 1,669,038 — — 1,669,038
Ground Transportation .................. 15,454,824 — — 15,454,824
Health Care Equipment & Supplies ......... 26,741,331 7,561,115 — 34,302,446
Health Care Providers & Services .......... 31,371,781 3,122,313 — 34,494,094
Health Care REITs ..................... 1,995,768 — — 1,995,768
Health Care Technology ................. 8,918,134 — — 8,918,134

Putnam Asset Allocation Funds
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
Level 1 Level 2 Level 3 Total
Putnam Dynamic Asset Allocation Growth Fund (continued)
Assets: (continued)
Investments in Securities: (continued)
Common Stocks: (continued)
Hotel & Resort REITs ................... $ 721,390 $ — $ — $ 721,390
Hotels, Restaurants & Leisure ............. 41,144,269 12,478,026 — 53,622,295
Household Durables .................... 12,785,238 4,898,305 — 17,683,543
Household Products .................... 18,283,264 2,398,986 — 20,682,250
Independent Power and Renewable Electricity
Producers .......................... 1,044,054 2,592,084 — 3,636,138
Industrial Conglomerates ................ 7,246,811 5,085,604 — 12,332,415
Industrial REITs ....................... 4,424,665 — — 4,424,665
Insurance ............................ 41,613,153 18,610,623 — 60,223,776
Interactive Media & Services .............. 110,660,732 15,734,843 — 126,395,575
IT Services ........................... 14,917,879 3,261,974 — 18,179,853
Leisure Products ....................... 1,015,376 1,243,621 — 2,258,997
Life Sciences Tools & Services ............ 7,433,406 3,288,322 — 10,721,728
Machinery ............................ 21,052,895 7,126,635 — 28,179,530
Marine Transportation ................... 2,621,879 — — 2,621,879
Media ............................... 8,998,438 732,714 — 9,731,152
Metals & Mining ....................... 10,002,771 15,206,875 — 25,209,646
Mortgage Real Estate Investment Trusts
(REITs) ............................ 1,499,204 — — 1,499,204
Multi-Utilities .......................... 3,705,491 5,657,541 — 9,363,032
Office REITs .......................... 3,660,413 — — 3,660,413
Oil, Gas & Consumable Fuels ............. 36,965,805 24,213,002 — 61,178,807
Paper & Forest Products ................. 1,158,604 — — 1,158,604
Passenger Airlines ..................... 11,257,947 3,025,055 — 14,283,002
Personal Care Products ................. — 5,875,025 — 5,875,025
Pharmaceuticals ....................... 51,661,671 38,050,120 — 89,711,791
Professional Services ................... 16,646,531 5,473,703 — 22,120,234
Real Estate Management & Development .... 9,387,242 1,566,978 — 10,954,220
Residential REITs ...................... 5,747,906 — — 5,747,906
Retail REITs .......................... 10,087,782 — — 10,087,782
Semiconductors & Semiconductor Equipment . 185,854,497 38,416,840 — 224,271,337
Software ............................. 189,263,326 4,539,072 — 193,802,398
Specialized REITs ...................... 11,118,845 — — 11,118,845
Specialty Retail ........................ 20,523,365 4,454,685 — 24,978,050
Technology Hardware, Storage & Peripherals . 97,612,678 6,884,882 — 104,497,560
Textiles, Apparel & Luxury Goods .......... 1,906,683 7,431,514 — 9,338,197
Tobacco ............................. 26,367,503 2,689,299 — 29,056,802
Trading Companies & Distributors .......... 6,546,722 4,852,608 — 11,399,330
Transportation Infrastructure .............. — 3,361,590 — 3,361,590
Water Utilities ......................... 1,987,398 — — 1,987,398
Wireless Telecommunication Services ....... 10,891,849 8,584,015 — 19,475,864
Management Investment Companies ......... 7,054,250 — — 7,054,250
Convertible Preferred Stocks ................ 776,941 — — 776,941
Preferred Stocks :
Banks ............................... 1,682,544 — — 1,682,544
Technology Hardware, Storage & Peripherals . — 1,585,595 — 1,585,595
Rights ................................. — — 13,017 13,017
Convertible Bonds ....................... — 880,382 — 880,382
Corporate Bonds ........................ — 217,268,639 — 217,268,639
Senior Floating Rate Interests ............... — 7,063,468 — 7,063,468
Foreign Government and Agency Securities .... — 10,059,408 — 10,059,408
U.S. Government and Agency Securities ....... — 385,404 — 385,404
4. Fair Value Measurements
(continued)

Putnam Asset Allocation Funds
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant
Level 3 assets and/or liabilities at the beginning and/or end of the period.
Level 1 Level 2 Level 3 Total
Putnam Dynamic Asset Allocation Growth Fund (continued)
Assets: (continued)
Investments in Securities: (continued)
Asset-Backed Securities ................... $ — $ 19,665,431 $ — $ 19,665,431
Commercial Mortgage-Backed Securities ...... — 12,743,106 — 12,743,106
Mortgage-Backed Securities ................ — 122,996,900 — 122,996,900
Residential Mortgage-Backed Securities ....... — 17,850,453 — 17,850,453
Agency Commercial Mortgage-Backed Securities — 11,041,728 — 11,041,728
Short Term Investments ................... 112,436,460 14,122,773 — 126,559,233
Total Investments in Securities ........... $1,921,014,428 $944,694,416
a
$13,017 $2,865,721,861
Other Financial Instruments:
Forward Exchange Contracts ............... $— $2,132,351 $— $2,132,351
Futures Contracts ....................... 2,150,664 — — 2,150,664
Swap Contracts ......................... — 2,317,727 — 2,317,727
Total Other Financial Instruments ......... $2,150,664 $4,450,078 $— $6,600,742
Liabilities:
Other Financial Instruments:
TBA Sale Commitments ................... $ — $ 14,437,395 $ — $ 14,437,395
Forward Exchange Contracts ............... — 2,626,936 — 2,626,936
Futures Contracts ........................ 4,085,448 — — 4,085,448
Swap Contracts ......................... — 1,511,062 — 1,511,062
Total Other Financial Instruments ......... $4,085,448 $18,575,393 $— $22,660,841
a
Includes foreign securities valued at $509,770,562, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
4. Fair Value Measurements
(continued)

Putnam Asset Allocation Funds
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
Abbreviations
Counterparty
BOFA
Bank of America NA
BZWS
Barclays Bank plc
CITI
Citibank NA
GSCO
Goldman Sachs Group, Inc.
HSBK
HSBC Bank plc
JPHQ
JPMorgan Chase Bank NA
MSCO
Morgan Stanley
SSBT
State Street Bank and Trust Co.
TDOM
Toronto Dominion Bank
UBSW
UBS AG
WPAC
Westpac Banking Corp.
Cu r rency
AED
Emirati Dirham
AUD
Australian Dollar
CHF
Swiss Franc
EUR
Euro
GBP
British Pound
JPY
Japanese Yen
SAR
Saudi Riyal
SEK
Swedish Krona
USD
United States Dollar
Index
CDX.NA.HY.
Series number
CDX North America High Yield Index
CDX.NA.IG.
Series number
CDX North America Investment Grade Index
Selected Portfolio
ADR
American Depositary Receipt
CLO
Collateralized Loan Obligation
CMT
Constant Monthly U.S. Treasury Securities Yield
Curve Rate Index
CVR
Contingent Value Right
ETF
Exchange-Traded Fund
EURIBOR
Euro Inter-Bank Offer Rate
FHLMC
Federal Home Loan Mortgage Corp.
FNMA
Federal National Mortgage Association
FRN
Floating Rate Note
GNMA
Government National Mortgage Association
ICE
Intercontinental Exchange
PIK
Payment-In-Kind
PJSC
Public Joint Stock Company
REIT
Real Estate Investment Trust
REMIC
Real Estate Mortgage Investment Conduit
SOFR
Secured Overnight Financing Rate
STACR
Structured Agency Credit Risk
TBA
To-Be-Announced
T-Note
Treasury Note
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day SOFR ........................ 4.45%
For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.